UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21906
                                                     ---------

                       Claymore Exchange-Traded Fund Trust
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                  Date of reporting period: February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:

SEMIANNUAL REPORT                            Claymore Exchange-Traded Fund Trust
February 28, 2010
(Unaudited)

[LOGO: CLAYMORE ETFS ACCESS TO INNOVATION]

CSD | Claymore/Beacon Spin-Off ETF         DEF | Claymore/Sabrient Defensive
                                                 Equity Index ETF

EEB | Claymore/BNY Mellon BRIC ETF         NFO | Claymore/Sabrient Insider ETF

XGC | Claymore/BNY Mellon International    STH | Claymore/Sabrient Stealth ETF
      Small Cap LDRs ETF

OTR | Claymore/Ocean Tomo Growth           CZA | Claymore/Zacks Mid-Cap Core ETF
      Index ETF

OTP | Claymore/Ocean Tomo Patent ETF       CVY | Claymore/Zacks Multi-Asset
                                                 Income Index ETF

RYJ | Claymore/Raymond James SB-1          XRO | Claymore/Zacks Sector
      Equity ETF                                 Rotation ETF

                                                             [LOGO]: CLAYMORE(R)
                                                                www.claymore.com

                                                    ... YOUR ROAD TO THE LATEST,

                                           MOST UP-TO-DATE INFORMATION ABOUT THE

                                             CLAYMORE EXCHANGE-TRADED FUND TRUST

                                                     [GRAPHIC: CLAYMORE WEBSITE]

CONTENTS
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DEAR SHAREHOLDER                                                               3
ECONOMIC AND MARKET OVERVIEW                                                   5
MANAGEMENT DISCUSSION OF FUND PERFORMANCE                                      7
FUND SUMMARY & PERFORMANCE                                                    20
OVERVIEW OF FUND EXPENSES                                                     34
PORTFOLIO OF INVESTMENTS                                                      36
STATEMENT OF ASSETS AND LIABILITIES                                           62
STATEMENT OF OPERATIONS                                                       64
STATEMENT OF CHANGES IN NET ASSETS                                            66
FINANCIAL HIGHLIGHTS                                                          70
NOTES TO FINANCIAL STATEMENTS                                                 82
SUPPLEMENTAL INFORMATION                                                      89
TRUST INFORMATION                                                             91
ABOUT THE TRUST ADVISER                                               Back Cover

The shareholder report you are reading right now is just the beginning of the story. Online at WWW.CLAYMORE.COM, you will find:

o Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

o  Investor guides and fund fact sheets.

o Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on each Funds' website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust

DEAR SHAREHOLDER |

As investment adviser, Claymore Advisors, LLC ("Claymore" or the "Adviser") is pleased to present the semiannual shareholder report for 12 of our exchange-traded funds ("ETFs" or "Funds"). This report covers performance of these funds for the six months ended February 28, 2010.

The 12 ETFs covered in this report are:

      o     Claymore/Beacon Spin-Off ETF (ticker: "CSD")
      o     Claymore/BNY Mellon BRIC ETF (ticker: "EEB")
      o     Claymore/BNY Mellon International Small Cap LDRs ETF (ticker: "XGC")
      o     Claymore/Ocean Tomo Growth Index ETF (ticker: "OTR")
      o     Claymore/Ocean Tomo Patent ETF (ticker: "OTP")
      o     Claymore/Raymond James SB-1 Equity ETF (ticker: "RYJ")
      o     Claymore/Sabrient Defensive Equity Index ETF (ticker: "DEF")
      o     Claymore/Sabrient Insider ETF (ticker: "NFO")
      o     Claymore/Sabrient Stealth ETF (ticker: "STH")
      o     Claymore/Zacks Mid-Cap Core ETF (ticker: "CZA")
      o     Claymore/Zacks Multi-Asset Income Index ETF (ticker: "CVY")
      o     Claymore/Zacks Sector Rotation ETF (ticker: "XRO")

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund's fees and expenses, of its respective underlying index as named in its prospectus.

On October 15, 2009, Guggenheim Partners, LLC, ("Guggenheim"), a global diversified financial services firm, and Claymore Group Inc., parent of the Adviser to each of the Funds, announced the completion of a previously announced merger. The closing of the transaction took place on October 14, 2009. This transaction resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction has not affected the daily operations of the Funds or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, as amended, (the "1940 Act"), the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Adviser (the "Interim Advisory Agreement") with an initial expiration date of March 12, 2010. With respect to Claymore/Raymond James SB-1 Equity Index ETF, the term of the Interim Advisory Agreement was extended until the earlier of (a) April 27, 2010 or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. The terms and conditions of the Interim Advisory Agreement continued in effect without change, except that the Adviser did not receive any compensation or reimbursement of its costs for services provided to the Fund under the Interim Advisory Agreement during this extension period. On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Adviser (the "New Advisory Agreement") and recommended that the New Advisory Agreement be submitted to the shareholders of each Fund for their approval. The New Advisory Agreement took effect with respect to a Fund upon its approval by the shareholders of such Fund and has an initial term of one year. Thereafter, the New Advisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Other than effective dates, there are no material differences between the terms of the New Advisory Agreement and those of the Advisory Agreement.

                                       Semiannual Report | February 28, 2010 | 3

Claymore Exchange-Traded Fund Trust | DEAR SHAREHOLDER continued

On January 12, 2010, shareholders of Claymore/Beacon Spin-Off ETF ("CSD"), Claymore/BNY Mellon International Small Cap LDRs ETF ("XGC"), Claymore/Ocean Tomo Patent ETF ("OTP"), Claymore/Sabrient Defensive Equity Index ETF ("DEF"), Claymore/Sabrient Insider ETF ("NFO"), Claymore/Sabrient Stealth ETF ("STH") and Claymore/Zacks Mid-Cap Core ETF ("CZA") approved the New Advisory agreement on behalf of such Funds. On February 2, 2010, shareholders of Claymore/Zacks Multi-Asset Income Index ETF ("CVY") approved the New Advisory agreement on behalf of the Fund. On February 18, 2010, shareholders of the Claymore/Ocean Tomo Growth Index ETF ("OTR") and Claymore/Zacks Sector Rotation ETF ("XRO") approved the New Advisory Agreement on behalf of such Funds. On March 3, 2010, shareholders of Claymore/BNY Mellon BRIC ETF ("EEB") approved the New Advisory Agreement on behalf of the Fund. On March 26, 2010, shareholders of Claymore/Raymond James SB-1 Equity ETF ("RYJ") approved the New Advisory Agreement on behalf of the Fund.

We consider the merger with Guggenheim to be a tremendous opportunity for Claymore and our clients. As part of a platform as strong and significant as Guggenheim Partners, we will be able to continue developing our unique investment products for financial advisors and individual investors. Claymore remains committed to providing investors with innovative index-strategy-driven investment solutions, and we currently offer ETFs with a wide range of domestic and global themes. We have partnered with a diverse group of index providers to create some of the most distinctive ETFs available. The index providers design indices using defined selection methodologies in the creation of their indices. Unlike ETFs that track traditional indices representing broad market participation, the indices that many of Claymore's U.S.-listed ETFs track or sample from seek to capture the investment potential of unique strategies. We believe that a strategy-driven, quantitative process provides a disciplined investment approach to help meet long-term investment goals.

To learn more about economic and market conditions over the last six months and the performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, beginning on page 7.

Sincerely,

/S/ J.THOMAS FUTRELL

J. Thomas Futrell
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

4 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust |
ECONOMIC AND MARKET OVERVIEW |

During the six-month period ended February 28, 2010, capital markets continued to recover from the extreme dislocations experienced by financial markets in 2008 and early 2009. The Standard & Poor's 500 Index, which is generally regarded as an indicator of the U.S. stock market, returned 9.32% for the six months ended February 28, 2010. Among international equity markets, emerging markets were generally much stronger than developed markets: the return of the Morgan Stanley Capital International ("MSCI") Emerging Market Index, which measures market performance in global emerging markets, was 12.19%, while the MSCI Europe-Australasia-Far East Index ("EAFE") Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 0.72%. The MSCI World Index, which measures the overall performance of world equity markets, returned 5.21% for the period.

Returns were positive in the bond market, with lower quality issues performing better than the securities with the highest credit ratings, reflecting investors' increasing willingness to embrace credit risk. The Barclays Capital U.S. Aggregate Bond Index, which measures the return of the investment grade rated segment of the U.S. bond market, returned 3.19% for the six months ended February 28, 2010. The return of the Barclays U.S. Corporate High Yield Index, which measures performance of high yield bonds, often referred to as "junk bonds," was 13.86%. The Barclays U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned 1.44%. Reflecting the Federal Reserve Board's (the "Fed") highly accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years: return of the Barclays U.S. Treasury Bill 1-3 Months Index was 0.04% for the period.

The economic recovery that began in the second half of 2009 seems to be solidifying, driven largely by aggressive government stimulus and the rebuilding of business inventories. The Fed has indicated that it will keep short-term rates near zero until they are confident that the economy is progressing toward a self-sustaining recovery.

Because the U.S. economy is driven to a great extent by consumer activity, improvement in the labor markets appears to be essential for a sustained recovery, and recent reports indicate that employment measures may soon turn positive. Following a deep recession, there is considerable pent-up demand, as households need to replace durable goods such as appliances and automobiles and businesses need to replenish depleted stocks of capital equipment. Reports on retail sales in early 2010 suggest that consumers are growing more confident. The housing market appears to have stabilized, although recovery will likely be constrained by excess supply. Recent corporate earnings have been strong, with most companies in the S&P 500 exceeding expectations. Households and financial institutions have made progress in repairing their balance sheets, and some recipients of government funds under the Troubled Asset Relief Program (TARP) have begun to repay. Capital spending has begun to revive, though the reluctance of some financial institutions to lend could delay the recovery process.

World economies also appear to be recovering from a severe economic and financial crisis, with particular strength in emerging Asian markets. Improving economies of trading partners have led to a rebound in U.S. exports, though fiscal problems in Europe and potential strengthening of the U.S. dollar pose risks to continued growth.

                                       Semiannual Report | February 28, 2010 | 5

Claymore Exchange-Traded Fund Trust | ECONOMIC AND MARKET OVERVIEW continued

INDEX DEFINITIONS

All indices described below are unmanaged and it is not possible to invest directly in any index.

THE MSCI EMERGING MARKETS INDEX is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

DOW JONES US SELECT DIVIDEND INDEX is designed to represent the most widely traded of the highest yielding stocks in the U.S. market. The selection of stocks for inclusion in the Dow Jones U.S. Select Dividend Index is based almost entirely on dividend yield and dividend history. Stocks selected for the Dow Jones U.S. Select Dividend Index are also required to have an annual average daily trading volume of more than $1.5 million.

STANDARD &POOR'S ("S&P") 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is generally considered a representation of U.S. stock market.

MSCI ALL-COUNTRY WORLD EX-US SMALL CAP INDEX represents a segment of companies in the Investable Market Index but not in the Standard Value Index. The Index includes 47 developed and emerging markets excluding the United States as well as Value and Growth style indices based on the Global Industry Classification Standard (GICS).

S&P MIDCAP 400 INDEX is a market-weighted index comprised of 400 domestic mid-cap stocks chosen for market capitalization, liquidity, and industry group representation.

6 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

CSD | Claymore/Beacon Spin-Off ETF

--------------------------------------------------------------------------------

FUND OVERVIEW
THE CLAYMORE/BEACON SPIN-OFF ETF, NYSE TICKER CSD (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Beacon Spin-Off Index (the "Spin-off Index" or "Index").

The Index is comprised of approximately 40 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks and American depositary receipts ("ADRs") and master limited partnerships ("MLPs"). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past 30 months (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small-and mid-cap companies with capitalizations under $10 billion. Beacon Indexes LLC ("Beacon" or the "Index Provider") defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity "carve-outs" or "partial initial public offerings" in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will at all times invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 21.43%, representing a change in market price to $19.19 on February 28, 2010, from $16.09 on August 31, 2009. On an NAV basis, the Fund generated a total return of 21.22%, representing a change in NAV to $19.20 on February 28, 2010, from $16.13 on August 31, 2009. At the end of the period the Fund's shares were trading at a very slight market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Spin-off Index returned 21.08% and the S&P 500 Index returned 9.32% for the same period.

The Fund made an annual distribution of $0.3430 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

For the six-month period ended February 28, 2010, all 10 of the sectors into which the Fund's investments are categorized experienced positive returns, contributing to the Fund's positive return during the period. The consumer discretionary sector made the strongest contribution to return, followed by the information technology sector. The materials sector contributed least to return, followed by the utilities sector.

Positions that contributed most significantly to performance included Patriot Coal Corp., a producer of coal in the eastern United States; HSN, Inc., a retailer and interactive lifestyle television network; and Telmex Internacional SAB de CV, ADR, a Mexican provider of telecommunications services (4.2%, 3.7% and 4.4%, respectively, of total investments at period end). Positions that detracted most significantly from performance included Clearwater Paper Corp., a producer of pulp-based products; PharMerica Corp., a provider of pharmacy management services to hospitals; and Total System Services, Inc., a provider of electronic payment processing services (1.6%, 1.6% and 3.6%, respectively, of total investments at period end).

                                       Semiannual Report | February 28, 2010 | 7

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

EEB | Claymore/BNY Mellon BRIC ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/BNY MELLON BRIC ETF, NYSE ARCA TICKER: EEB (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called BNY Mellon BRIC Select ADR Index (the "BNY Mellon BRIC Index" or the "Index").

The Index is comprised of American depositary receipts ("ADRs") and global depositary receipts ("GDRs") selected, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on U.S. exchanges. The companies in the universe are selected using a proprietary methodology developed by BNY Mellon (the "Index Provider"). The Fund will at all times invest at least 90% of its total assets in ADRs and GDRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. As of February 28, 2010, the Index consisted of 88 securities. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 16.67%, representing a change in market price to $39.83 on February 28, 2010, from to $34.55 on August 31, 2009. On an NAV basis, the Fund generated a total return of 17.43%, representing a change in NAV to $40.11 on February 28, 2010, from $34.57 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. For underlying index and broad market comparison purposes, the BNY Mellon BRIC Index generated a return of 18.13% and the MSCI Emerging Markets Index generated a return of 12.19% for the same period.

The Fund made an annual distribution of $0.5130 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, all 10 of the sectors into which the Fund's investments are categorized experienced positive returns, contributing to the Fund's positive return during the period. The materials sector made the strongest contribution to return, followed by the energy sector. The health care and utilities sectors contributed least.

Positions that contributed most significantly to performance included Vale SA, formerly Companhia Vale do Rio Doce (common stock 5.3%, preference shares 7.3% of total investments at period end), a Brazilian metals and mining company, and Petroleo Brasileiro SA (ordinary shares ADRs 7.0%, preference shares ADRs 8.6% of total investments at period end), a Brazilian oil and gas service company. Positions that detracted most significantly from performance included two providers of telecommunications services in China, China Unicom (Hong Kong) Ltd. and China Telecom Corporation Limited; and Banco Santander Brasil S.A., a Brazilian bank (2.2%, 1.0% and 1.2%, respectively, of total investments at period end).

8 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

XGC | Claymore/BNY Mellon International Small Cap LDRs ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/BNY MELLON INTERNATIONAL SMALL CAP LDRS ETF, NYSE TICKER: XGC (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called The BNY Mellon Small Cap Select ADR Index (the "Small Cap Select Index" or the "Index").

The Index is comprised of U.S.-listed depositary receipts in American depositary receipt ("ADR") or global depositary receipt ("GDR") form, New York Shares and Global Registered Shares selected, based on liquidity, from a universe of all listed ADRs, GDRs, New York Shares and Global Registered Shares trading on the New York Stock Exchange ("NYSE"), Nasdaq Stock Market ("NASDAQ") and the NYSE Alternext US Exchange of companies worldwide, excluding the United States and Canada. BNY Mellon (the "Index Provider") currently defines small-capitalization companies as those companies with a market capitalization of $250 million to $2 billion. The Fund will at all times invest at least 80% of its total assets in ADRs, GDRs, New York Shares and Global Registered Shares that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index (including underlying stocks in respect of ADRs, GDRs, New York Shares or Global Registered Shares that comprise the Index). The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 18.74%, representing a change in market price to $19.53 on February 28, 2010, from $16.51 on August 31, 2009. On an NAV basis, the Fund generated a total return of 18.53%, representing a change in NAV to $19.53 on February 28, 2010, from $16.54 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price on par with NAV.

For underlying index and benchmark comparison purposes, the Small Cap ADR Index returned 18.72% and the MSCI All-Country World ex-US Small Cap Index returned 4.13% for the same period.

The Fund made an annual distribution of $0.0770 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, all 10 of the sectors into which the Fund's investments are categorized experienced positive returns, contributing to the Fund's positive return during the period. The industrials sector made the strongest contribution to return, followed by the consumer staples sector. The telecommunication services sector contributed least followed by the utilities sector. Positions that contributed most significantly to performance included Yanzhou Coal Mining Co. Ltd., ADR, a leader in coal production in Eastern China with additional operations in Australia, Aixtron AG, a German company that provides deposition equipment to the semiconductor industry; and Companhia Brasileira de Distribuicao Grupo, a Brazilian food company focused on the production and sale of meat, dairy products, and processed food products (all three aforementioned positions not held in portfolio at period end). Positions that detracted most significantly from performance included Brasil Telecom SA, ADR, a Brazilian provider of telecommunications services; Desarrolladora Homex SAB de CV, ADR, a Mexican home development company; and Melco Crown Entertainment Ltd., ADR, a Hong Kong company that operates casino gaming and entertainment resort facilities, mainly in Macau (1.6%, 0.9% and 0.5%, respectively, of total investments at period end).

                                       Semiannual Report | February 28, 2010 | 9

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

OTR | Claymore/Ocean Tomo Growth Index ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/OCEAN TOMO GROWTH INDEX ETF, NYSE ARCA TICKER: OTR (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Ocean Tomo 300(R) Patent Growth Index (the "Ocean Tomo Index" or "Index").

The Index is comprised of approximately 60 securities selected, based on investment and other criteria, from a universe of U.S. listed companies. The universe of companies consists of the 300 companies that comprise the Ocean Tomo 300(R) Patent Index without limit on market capitalization. The companies in the universe are selected using criteria as identified by Ocean Tomo Capital, LLC ("Ocean Tomo" or the "Index Provider"). The Fund will at all times invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 15.04%, representing a change in market price to $24.02 on February 28, 2010, from $21.00 on August 31, 2009. On an NAV basis, the Fund generated a total return of 14.19%, representing a change in NAV to $24.00 on February 28, 2010, from $21.14 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Ocean Tomo Index returned 14.55% and the S&P 500 Index returned 9.32% for the same period.

The Fund made an annual distribution of $0.1400 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, the information technology sector made the strongest contribution to return, followed by the consumer discretionary sector; the materials and telecommunication services (all securities in this sector were not held in portfolio at period end) sectors detracted from return. Positions that contributed most significantly to performance included Apple Inc., which designs, manufactures, and markets personal computers and other electronic devices; Microsoft Corporation, a provider of software products and services (the two aforementioned holdings were not held in the portfolio at period end); and Amazon.com, Inc., which provides services to consumers, sellers, and developers through its retail websites and manufactures and sells the Kindle e-reader (6.3% of total investments at period end). Positions that detracted most significantly from performance included Monsanto Company, a worldwide provider of agricultural products for farmers (not held in the portfolio at period end); Dell, Inc., which manufactures and sells computers and related products; and GlaxoSmithKline PLC, ADR, a pharmaceutical company based in the United Kingdom (3.2% and 11.8%, respectively, of total investments at period end).

10 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

OTP | Claymore/Ocean Tomo Patent ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/OCEAN TOMO PATENT ETF, NYSE ARCA TICKER: OTP (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Ocean Tomo 300(R) Patent Index (the "OT300 Index" or the "Index").

The Index is the first publicly available patent index. The Index is comprised of approximately 300 securities selected, based on patent valuation and other criteria, from a broad universe of U.S.-traded stocks. The universe of companies includes approximately the 1,000 of the most-liquid listed companies without limitations on market capitalization. The Fund will at all times invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 9.14%, representing a change in market price to $22.47 on February 28, 2010, from $20.74 on August 31, 2009. On an NAV basis, the Fund generated a total return of 8.95%, representing a change in NAV to $22.45 on February 28, 2010, from $20.76 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the OT300 Index returned 9.31% and the S&P 500 Index returned 9.32% for the same period.

The Fund made an annual distribution of $0.1700 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six months ended February 28, 2010, the information technology sector made the strongest contribution to the Fund's return, followed by the health care sector. The only sector that detracted from the Fund's return was the financials sector.

Positions that contributed most significantly to performance included Microsoft Corporation, a provider of software products and services; Apple Inc., which designs, manufactures, and markets personal computers and other electronic devices; and General Electric Co., a diversified technology, media and financial services company (5.0%, 3.6% and 3.3%, respectively, of total investments at period end). Positions that detracted most significantly from performance included Citigroup Inc., a global diversified financial services holding company (not held in the portfolio at period end); QUALCOMM, Inc., which designs, manufactures and markets digital wireless telecommunications products and services (1.2% of total investments at period end); and Monsanto Company, a worldwide provider of agricultural products for farmers (not held in the portfolio at period end).

                                      Semiannual Report | February 28, 2010 | 11

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

RYJ | Claymore/Raymond James SB-1 Equity ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF, NYSE ARCA TICKER: RYJ (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the "SB-1 Equity Index" or the "Index").

The Index is comprised of all equity securities rated Strong Buy 1 ("SB-1") by Raymond James & Associates, Inc. ("Raymond James"), an affiliate of Raymond James Research Services, LLC ("Raymond James Research" or the "Index Provider"), as of each rebalance and reconstitution date, which occurs twice per calendar month. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts ("ADRs"), real estate investment trusts ("REITs") and master limited partnerships ("MLPs"). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James. As of February 28, 2010, the Index consisted of 138 securities with a market capitalization range of $102 million to $206 billion. Under normal conditions, the Fund will invest at least 80% of its total assets in equity securities. The Fund will at all times invest at least 80% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Adviser seeks a correlation over time of
0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 17.54%, representing a change in market price to $16.76 on February 28, 2010, from $14.26 on August 31, 2009. On an NAV basis, the Fund generated a total return of 17.45%, representing a change in NAV to $16.76 on February 28, 2010, from $14.27 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price on par with NAV.

For underlying index and domestic equity market comparison purposes, the SB-1 Equity Index returned 17.92% and the S&P MidCap 400 Index returned 13.64% for the six months ended February 28, 2010.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, all nine of the sectors into which the Fund was invested experienced positive returns, contributing to the Fund's positive return during the period. The energy sector made the strongest contribution to return, followed by the consumer discretionary sector. The utilities sector contributed least. Positions that contributed most significantly to performance included Brigham Exploration Co., an independent exploration, development and production company focused on domestic onshore oil and natural gas reserves; specialty retailer Pier 1 Imports, Inc.; and NII Holdings, Inc. a provider of wireless communications to Latin America, Mexico, Argentina, Brazil, Chile and Peru (0.8%, 0.7% and 0.7%, respectively, of total investments at period end). Positions that detracted most significantly from performance included EMS Technologies Inc., which designs, manufactures and markets wireless communications solutions (not held in the portfolio at period end); ADC Telecommunications, Inc., a provider of broadband communications network infrastructure products and related services (0.7% of total investments at period end); and Psychiatric Solutions, Inc., a provider of inpatient behavioral healthcare services (not held in the portfolio at period end).

12 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

DEF | Claymore/Sabrient Defensive Equity Index ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF, NYSE ARCA TICKER: DEF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the "Defensive Equity Index" or "Index").

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships ("MLPs"), and American depositary receipts ("ADRs"). The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will at all times invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 11.40%, representing a change in market price to $21.02 on February 28, 2010, from $19.38 on August 31, 2009. On an NAV basis, the Fund generated a total return of 11.28%, representing a change in NAV to $21.02 on February 28, 2010, from to $19.40 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price on par with NAV.

For underlying index and domestic equity market comparison purposes, the Defensive Equity Index returned 11.67% and the S&P 500 Index returned 9.32% for the same period.

The Fund made an annual distribution of $0.5630 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, nine of the 10 of the sectors into which the Fund was invested experienced positive returns, contributing to the Fund's positive return during the period. The consumer staples sector made the strongest contribution to return, followed by the energy sector; the materials and information technology sectors contributed least to the Fund's return.

The position that contributed most significantly to performance was IMS Health, Inc., a provider of market intelligence to the pharmaceutical and healthcare industries that was acquired by a consortium of private investors and is therefore no longer held in the Fund's portfolio. Other positions that contributed significantly to performance included Enterprise GP Holdings LP, a limited partnership company that invests in publicly traded partnerships engaged in the midstream energy industry and related businesses (1.0% of total investments at period end) and LAN Airlines S.A. (ADS), a Chilean airline company that provides passenger and freight services in Latin America (not held in portfolio at period end). Positions that detracted most significantly from performance included Global Payments, Inc., a provider of electronic payments transaction processing services; Dean Foods Co., which produces and markets branded food and beverage products(0.9% and 1.1% of total investments, respectively, at period end); and Apollo Group, Inc., a private education provider (not held in the portfolio at period end).

                                      Semiannual Report | February 28, 2010 | 13

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

NFO | Claymore/Sabrient Insider ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/SABRIENT INSIDER ETF, NYSE ARCA TICKER: NFO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the "Insider Index" or the "Index").

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships ("MLPs") and American depositary receipts ("ADRs"). The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will at all times invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 12.92%, representing a change in market price to $26.26 on February 28, 2010, from $23.50 on August 31, 2009. On an NAV basis, the Fund generated a total return of 12.88%, representing a change in NAV to $26.27 on February 28, 2010, from $23.52 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Insider Index returned 13.34% and the S&P 500 Index returned 9.32% for the same period.

The Fund made an annual distribution of $0.2750 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, all nine of the sectors into which the Fund's investments are categorized had positive returns, contributing to the Fund's return. The energy sector made the strongest contribution to return, followed by the consumer discretionary sector. The industrials and utilities sectors contributed least to the Fund's performance.

Positions that contributed most significantly to performance included Macquarie Infrastructure Co. LLC, which operates and invests in energy and aviation infrastructure businesses; Patriot Coal Corp., a producer of coal in the eastern United States (1.3% and 1.3%, respectively, of total investments at period end); and ATP Oil & Gas Corp., which is engaged in the acquisition, development and production of oil and natural gas properties in the Gulf of Mexico and the North Sea (not held in the portfolio at period end). Positions that detracted most significantly from performance included Sonic Automotive, Inc., which operates automotive dealerships (not held in the portfolio at period end); PrivateBancorp, Inc., a bank holding company; and Oriental Financial Group Inc., a financial holding company based in Puerto Rico (1.3% and 1.0%, respectively, of total investments at period end).

14 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

STH | Claymore/Sabrient Stealth ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/SABRIENT STEALTH ETF, NYSE TICKER: STH (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sabrient Stealth Index (the "Stealth Index" or the "Index").

The Index is comprised of approximately 150 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships ("MLPs") and American depositary receipts ("ADRs") having little or no Wall Street analyst coverage (no more than two analysts). The universe of potential Index constituents includes approximately 2,100 listed companies without limitations on market capitalization, but which are mostly small-cap and micro-cap companies with capitalizations under $3.5 billion. The Fund will at all times invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 7.48%, representing a change in market price to $15.02 on February 28, 2010, from $14.11 on August 31, 2009. On an NAV basis, the Fund generated a total return of 8.73%, representing a change in NAV to $15.28 on February 28, 2010, from $14.19 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Stealth Index returned 9.64% and the S&P 500 Index returned 9.32% for the same period.

The Fund made an annual distribution of $0.1500 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, the financials sector made the strongest contribution to return; the health care and telecommunication services sectors were the greatest detractors from performance.

Positions that contributed most significantly to performance included China Agritech Inc., a Chinese company that manufactures and sells organic liquid compound fertilizers and related agricultural products (1.7% of total investments at period end); Avis Budget Group Inc., a provider of car and truck rental services (not held in portfolio at period end); and Harvest Energy Trust, a Canadian energy trust that was acquired in December 2009 by a Korean energy company, and was therefore not held in the Fund's portfolio at period end. Positions that detracted most significantly from performance included Georgia Gulf Corp., which manufactures and markets chlorovinyl and aromatic chemical products; GenCorp, Inc., a manufacturer of aerospace and defense systems with a real estate segment; and Standard Motor Products, Inc., which manufactures and markets replacement parts for motor vehicles (1.0%, 0.8% and 0.6%, respectively, of total investments at period end).

                                      Semiannual Report | February 28, 2010 | 15

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

CZA | Claymore/Zacks Mid-Cap Core ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/ZACKS MID-CAP CORE ETF, NYSE TICKER: CZA (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Zacks Mid-Cap Core Index (the "Index").

The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities, including master limited partnerships ("MLPs") and American depositary receipts ("ADRs"). Currently, the mid-capitalization universe ranges from approximately $1 billion in market capitalization to $9.5 billion in market capitalization as defined by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider"). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Advisor seeks a correlation over time of .95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 14.63%, representing a change in market price to price to $23.64 on February 28, 2010, from $20.64 on August 31, 2009. On an NAV basis, the Fund generated a total return of 14.78%, representing a change in NAV to $23.66 on February 28, 2010, from $20.63 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. For underlying index and domestic market comparison purposes, the Zacks Mid-Cap Core Index returned 14.94% and the S&P 500 Index returned 9.32% for the same period.

The Fund made an annual distribution of $0.0200 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, all 10 of the industry sectors into which the Fund's investments are categorized had positive returns, contributing to the Fund's return. The energy sector made the strongest contribution to return; the financials and telecommunication services sectors contributed least. Positions that contributed most significantly to performance included Enterprise GP Holdings LP, a limited partnership company that invests in publicly traded partnerships engaged in the midstream energy industry and related businesses; Cablevision Systems Corp., a provider of cable television service in the New York City metropolitan area; and Hospira, Inc., a specialty pharmaceutical and medication delivery company (1.6%, 2.5% and 2.3%, respectively, of total investments at period end). Positions that detracted most significantly from performance included Molson Coors Brewing Co., which produces and markets beer; Owens-Illinois, Inc., a manufacturer of glass containers; and Discover Financial Services, a credit card issuer and electronic payment services company (1.8%, 1.4% and 2.2%, respectively, of total investments at period end).

16 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

CVY | Claymore/Zacks Multi-Asset Income Index ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF, NYSE ARCA TICKER: CVY (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the "Index").

The Index is designed to identify companies with potentially high income and superior risk-return profiles as determined by Zacks Investment Research, Inc. ("Zacks"). The objective of the Index is to select a diversified group of securities with the potential to have a yield in excess of and outperform, on a risk-adjusted basis, the Dow Jones US Select Dividend Index and other benchmark indices. The Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S.-listed common stocks and American depositary receipts ("ADRs") paying dividends, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), closed-end funds and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund expects to use a sampling approach in seeking to achieve its objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 13.44%, representing a change in market price to $18.10 on February 28, 2010, from $16.37 on August 31, 2009. On an NAV basis, the Fund generated a total return of 13.26%, representing a change in NAV to $18.07 on February 28, 2010, from $16.37 on August 31, 2009. At the end of the period the Fund's shares were trading at a market price premium to NAV.

For underlying index and domestic market comparison purposes, the Zacks Multi-Asset Income Index returned 13.64% and the S&P 500 Index returned 9.32% for the same period. Additionally, the Dow Jones US Select Dividend Index returned 12.56% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. Per share distributions paid since the last fiscal period ended August 31, 2009 were $0.2280 on September 30, 2009, $0.2220 on December 31, 2009 and $0.221 on March
31, 2010.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, the energy sector made the strongest contribution to return, followed by the consumer staples sector. All sectors contributed to the Fund's return; the information technology and materials sectors contributed the least.

Positions that contributed most significantly to performance included Penn West Energy Trust, a trust that invests in petroleum and natural gas; MarkWest Energy Partners, L.P., a master limited partnership engaged in the gathering, storage and transportation of natural gas and crude oil (1.2% and 1.2%, respectively, of total investments at period end); and Tele Norte Leste Participacoes S/A (ADS), a Brazilian telecommunication service provider (not held in the portfolio at period end). Positions that detracted most significantly from performance included Alexandria Real Estate Equities Inc., a real estate investment trust focused principally on science-driven cluster formation (not held in the portfolio at period end); Kimberly-Clark Corporation, a provider of personal care and consumer tissue products and disposable health care products; and Nordic American Tanker Shipping Limited, an international tanker company based in Bermuda (0.9% and 0.6%, respectively, of total investments at period end).

                                      Semiannual Report | February 28, 2010 | 17

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

XRO | Claymore/Zacks Sector Rotation ETF

--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE/ZACKS SECTOR ROTATION ETF, NYSE ARCA TICKER: XRO (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Sector Rotation Index (the "Index").

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a universe of the 1,000 largest listed equity companies based on market capitalization. The universe of potential Index constituents includes all U.S. stocks, American depositary receipts ("ADRs") and master limited partnerships ("MLPs") listed on domestic exchanges. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks") the Fund's index provider. As of February 28, 2010, the securities included in the Index have market capitalizations in excess of $2.5 billion. The Fund will at all times invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Adviser seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2010.

On a market price basis, the Fund generated a total return of 12.73%, representing a change in market price to $20.52 on February 28, 2010, from $18.35 on August 31, 2009. On an NAV basis, the Fund generated a total return of 12.67%, representing a change in NAV to $20.53 on February 28, 2010, from $18.37 on August 31, 2009. At the end of the period the Fund's shares were trading at a very slight market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Zacks Sector Rotation Index returned 13.08% and the S&P 500 Index returned 9.32% for the same period.

The Fund made an annual distribution of $0.1710 per share on December 31, 2009 to shareholders of record on December 29, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 28, 2010, the information technology sector made the strongest contribution to return, followed by the consumer discretionary sector. Telecommunication services was the only sector that detracted from return.

Positions that contributed most significantly to performance included Amazon.com Inc., which provides services to consumers, sellers, and developers through its retail websites and manufactures and sells the Kindle e-reader; priceline.com Incorporated, an online travel company; and Cree, Inc., which develops and manufactures semiconductor materials and devices based on silicon carbide, gallium nitride and related compounds (1.6%, 1.5% and 1.1%, respectively, of total investments at period end). Positions that detracted most significantly from performance included UnitedHealth Group Inc., a diversified health services company; retailer J.C. Penney Co. Inc.; and WellPoint, Inc., a health benefits company (the three aforementioned securities were not held in the portfolio at period end).

18 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

--------------------------------------------------------------------------------
RISKS AND OTHER CONSIDERATIONS
The views expressed in this report reflect those of the portfolio managers and Claymore Advisors only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the funds and it is not soliciting an offer to buy securities of the Funds. There can be no assurance that the funds will achieve their investment objectives. Below are some general risks and considerations associated with investing in an ETF and may not apply to each of the ETFs listed in the report. Please refer to the individual ETF prospectus for a more detailed discussion of the fund-specific risks and considerations.

INVESTMENT RISK. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

EQUITY RISK. This includes the risk that the value of the securities held by the funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the funds participate, or factors relating to specific companies in which the funds invest.

FOREIGN INVESTMENT RISK. The funds' investments in non-U.S. issuers, although limited to ADRs and GDRs(EEB only), may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the funds' investments or prevent the funds from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the funds have invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

EMERGING MARKETS RISK: Investment in securities of issuers based in developing or "emerging market" countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

INDUSTRY RISK. To the extent that any funds focus their investments in a particular industry or group of related industries, the NAV of the funds will be more susceptible to factors affecting that industry or sector.

MICRO-, SMALL AND MEDIUM-SIZED COMPANY RISK: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP RISK. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

PORTFOLIO TURNOVER RISK. Certain funds may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of their respective index, and therefore the fund's investments. A portfolio turnover rate of 200%, for example, is equivalent to the fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the fund's shareholders, the fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, these funds are not "actively" managed. Therefore, they won't necessarily sell a security because the security's issuer was in financial trouble unless that stock is removed from the index.

NON-CORRELATION RISK: The funds' return may not match the return of the index for a number of reasons. For example, the fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the funds' securities holdings to reflect changes in the composition of the Index. The funds may not be fully invested at times, either as a result of cash flows into the funds or reserves of cash held by the funds to meet redemptions and expenses. If the funds utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the index with the same weightings as the index.

ISSUER-SPECIFIC CHANGES: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK. The funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

THE CLAYMORE/BNY MELLON BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund's assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

THE CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF is also subject to risks incurred by investing in preferred stocks--some that may be rated below investment grade, REITs, and other investment companies.

THE CLAYMORE/ZACKS SECTOR ROTATION ETF is also subject to various sector risks, which will can cause the NAV of the fund to be more susceptible to factors affecting those sectors.

THE CLAYMORE/OCEAN TOMO PATENT ETF AND THE CLAYMORE/OCEAN TOMO GROWTH INDEX ETF are also subject to patent risk meaning that the companies in which they invest (via the Index) can be significantly affected by patent considerations, including the termination of their patent protection for their products.

CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF is also subject to risks relating to Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the funds will continue to be met or will remain unchanged.

IN ADDITION TO THE RISKS DESCRIBED ABOVE, THERE ARE CERTAIN OTHER RISKS RELATED TO INVESTING IN THE FUNDS. THESE RISKS ARE DESCRIBED FURTHER IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

                                      Semiannual Report | February 28, 2010 | 19

Claymore Exchange-Traded Fund Trust

FUND SUMMARY & PERFORMANCE | AS OF FEBRUARY 28, 2010(unaudited)

CSD | Claymore/Beacon Spin-Off ETF

FUND STATISTICS
-------------------------------------------------------------------------------
Share Price                                                          $   19.19
Net Asset Value                                                      $   19.20
Premium/Discount to NAV                                                  -0.05%
Net Assets ($000)                                                    $  13,441
-------------------------------------------------------------------------------

TOTAL RETURNS
-------------------------------------------------------------------------------
                                                             THREE       SINCE
                                    SIX                       YEAR   INCEPTION
(INCEPTION 12/15/06)              MONTH      ONE YEAR (ANNUALIZED) (ANNUALIZED)
-------------------------------------------------------------------------------
Claymore/Beacon
Spin-Off ETF
   NAV                            21.22%       89.46%       -7.69%       -6.34%
   Market                         21.43%       87.15%       -7.70%       -6.35%
-------------------------------------------------------------------------------
Beacon Spin-off Index             21.08%       90.08%       -7.23%       -5.88%
-------------------------------------------------------------------------------
S&P 500 Index                      9.32%       53.62%       -5.68%       -5.58%
-------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $25.18 per share for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio is 1.90%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio was determined to be 1.83%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets. Some expenses may fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                             % of Net Assets
-------------------------------------------------------------------------------
Consumer Discretionary                                                    25.7%
Information Technology                                                    25.5%
Consumer Staples                                                          13.3%
Financials                                                                 8.5%
Energy                                                                     6.9%
Health Care                                                                6.2%
Telecommunication Services                                                 4.4%
Utilities                                                                  3.1%
Industrials                                                                3.1%
Materials                                                                  3.1%
-------------------------------------------------------------------------------
Total Common Stocks and Master Limited Partnerships                       99.8%
Other Assets in excess of Liabilities                                      0.2%
-------------------------------------------------------------------------------
Net Assets                                                               100.0%
-------------------------------------------------------------------------------

                                                                     % OF TOTAL
TOP TEN HOLDINGS                                                    INVESTMENTS
-------------------------------------------------------------------------------
Brink's Home Security Holdings, Inc.                                       5.6%
Vmware, Inc. - Class A                                                     5.4%
Dr Pepper Snapple Group, Inc.                                              5.0%
Tyco Electronics Ltd. (Switzerland)                                        4.8%
WABCO Holdings, Inc.                                                       4.8%
Covidien PLC (Ireland)                                                     4.6%
Telmex Internacional SAB de CV, ADR (Mexico)                               4.4%
Teradata Corp.                                                             4.3%
Philip Morris International, Inc.                                          4.3%
Scripps Networks Interactive, Inc. - Class A                               4.3%
-------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

20 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

EEB | Claymore/BNY Mellon BRIC ETF

FUND STATISTICS
-------------------------------------------------------------------------------
Share Price                                                          $    39.83
Net Asset Value                                                      $    40.11
Premium/Discount to NAV                                                  -0.70%
Net Assets ($000)                                                    $  956,587
-------------------------------------------------------------------------------

TOTAL RETURNS
-------------------------------------------------------------------------------
                                                            THREE         SINCE
                                     SIX                     YEAR     INCEPTION
(INCEPTION 9/21/06)                MONTH    ONE YEAR (ANNUALIZED)  (ANNUALIZED)
-------------------------------------------------------------------------------
Claymore/ BNY Mellon BRIC ETF
   NAV                            17.43%      92.39%       12.19%        17.39%
   Market                         16.67%      90.95%       11.88%        17.15%
-------------------------------------------------------------------------------
Bank of New York Mellon
BRIC Select ADR Index             18.13%      94.59%       12.87%        18.27%
MSCI Emerging Markets Index       12.19%      91.63%        3.82%         7.80%
-------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $24.58 per share for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 0.69%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.63%, while the Fund's annualized gross operating expense ratio was determined to be 0.63%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                             % OF NET ASSETS
-------------------------------------------------------------------------------
Energy                                                                    25.5%
Materials                                                                 19.0%
Financials                                                                18.3%
Telecommunication Services                                                13.7%
Information Technology                                                     8.1%
Consumer Staples                                                           4.9%
Utilities                                                                  3.1%
Industrials                                                                3.0%
Consumer Discretionary                                                     2.8%
Health Care                                                                1.3%
-------------------------------------------------------------------------------
Total Investments                                                         99.7%
Other Assets in excess of Liabilities                                      0.3%
-------------------------------------------------------------------------------
Net Assets                                                               100.0%
-------------------------------------------------------------------------------

                                                                     % OF TOTAL
COUNTRY BREAKDOWN                                                   INVESTMENTS
-------------------------------------------------------------------------------
Brazil                                                                    55.0%
China                                                                     30.4%
India                                                                     11.5%
Russia                                                                     3.1%
-------------------------------------------------------------------------------

                                                                     % OF TOTAL
CURRENCY DENOMINATION                                               INVESTMENTS
-------------------------------------------------------------------------------
United States Dollar                                                     100.0%
-------------------------------------------------------------------------------

                                                                     % OF TOTAL
TOP TEN HOLDINGS                                                    INVESTMENTS
-------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference Shares, ADR                             8.6%
Vale SA, Preference Shares, ADR                                            7.3%
Petroleo Brasileiro SA, ADR                                                7.0%
China Mobile Ltd., ADR                                                     6.1%
Itau Unibanco Holding SA, Preference Shares, ADR                           5.3%
Vale SA, ADR                                                               5.3%
Banco Bradesco SA, Preference Shares, ADR                                  4.0%
Infosys Technologies Ltd., ADR                                             3.8%
CNOOC Ltd., ADR                                                            3.6%
China Life Insurance Co. Ltd., ADR                                         3.2%
-------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                      Semiannual Report | February 28, 2010 | 21

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

XGC | Claymore/BNY Mellon International Small Cap LDRs ETF

FUND STATISTICS
-------------------------------------------------------------------------------
Share Price                                                            $  19.53
Net Asset Value                                                        $  19.53
Premium/Discount to NAV                                                   0.00%
Net Assets ($000)                                                      $  5,860
-------------------------------------------------------------------------------

TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                          SINCE
                                                                      INCEPTION
(INCEPTION 4/2/07)                  SIX MONTH         ONE YEAR     (ANNUALIZED)
-------------------------------------------------------------------------------
Claymore/BNY Mellon
International Small Cap LDRs ETF
   NAV                                 18.53%           85.12%           -7.36%
   Market                              18.74%           84.08%           -7.36%
-------------------------------------------------------------------------------
Great Companies Large Cap
Growth Index/
The Bank of New York Mellon
   Small Cap Select ADR Index(1)       18.72%           86.62%           -6.30%
MSCI All-Country World ex-US
   Small Cap Index                      4.13%           72.90%           -9.79%
S&P 500 Index                           9.32%           53.62%           -6.19%
-------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Fund's annual operating expense ratio of 0.45% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Since inception returns assume a purchase of the Fund at the initial share price of $25.02 per share for share price returns or initial net asset value (NAV) of $25.02 per share for NAV returns. Returns for periods of less than one year are not annualized.

                                                                     % OF TOTAL
COUNTRY BREAKDOWN                                                   INVESTMENTS
-------------------------------------------------------------------------------
Cayman Islands                                                            25.1%
Brazil                                                                    20.7%
Chile                                                                      8.3%
Mexico                                                                     6.8%
China                                                                      4.2%
Argentina                                                                  3.8%
India                                                                      3.8%
Luxembourg                                                                 3.7%
Israel                                                                     3.4%
Russia                                                                     3.4%
Japan                                                                      3.2%
Netherlands                                                                2.6%
United Kingdom                                                             2.4%
South Korea                                                                2.3%
Ireland                                                                    2.2%
South Africa                                                               1.8%
Hungary                                                                    1.4%
Indonesia                                                                  0.6%
Denmark                                                                    0.3%
-------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                             % OF NET ASSETS
-------------------------------------------------------------------------------
Industrials                                                               20.0%
Information Technology                                                    16.6%
Consumer Discretionary                                                    11.4%
Telecommunication Services                                                 9.0%
Financials                                                                 8.8%
Materials                                                                  8.6%
Health Care                                                                8.5%
Utilities                                                                  6.9%
Consumer Staples                                                           6.6%
Energy                                                                     3.6%
-------------------------------------------------------------------------------
Total Investments                                                        100.0%
Liabilities in excess of Other Assets                                     0.0%*
-------------------------------------------------------------------------------
Net Assets                                                               100.0%
-------------------------------------------------------------------------------
*Less than 0.1%

                                                                     % OF TOTAL
TOP TEN HOLDINGS                                                    INVESTMENTS
-------------------------------------------------------------------------------
Acergy SA, ADR                                                             2.8%
Mindray Medical International Ltd., ADR                                    2.6%
Fibria Celulose SA, ADR                                                    2.6%
NetEase.com, ADR                                                           2.6%
Dr Reddys Laboratories Ltd., ADR                                           2.5%
Empresa Brasileira de Aeronautica SA, ADR                                  2.5%
Tomkins PLC, ADR                                                           2.4%
Banco Santander Chile, ADR                                                 2.4%
NET Servicos de Comunicacao SA, ADR                                        2.3%
Woori Finance Holdings Co. Ltd., ADR                                       2.3%
-------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

(1) The above benchmark returns reflect the blended return of the Great Companies Large-Cap Growth Index ETF from 4/2/2007 - 7/26/2009 and the return of The Bank of New York Small Cap Select ADR Index from 7/27/2009 - 2/28/2010.


22 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

OTR | Claymore/Ocean Tomo Growth Index ETF

FUND STATISTICS
-------------------------------------------------------------------------------
Share Price                                                            $  24.02
Net Asset Value                                                        $  24.00
Premium/Discount to NAV                                                   0.08%
Net Assets ($000)                                                      $  6,000
-------------------------------------------------------------------------------

TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                          SINCE
                                                                      INCEPTION
(INCEPTION 4/2/07)               SIX MONTH          ONE YEAR       (ANNUALIZED)
-------------------------------------------------------------------------------
Claymore/Ocean Tomo Growth
Index ETF
   NAV                              14.19%            63.66%             -1.04%
   Market                           15.04%            63.78%             -1.00%
-------------------------------------------------------------------------------
Ocean Tomo 300(R) Patent
Growth Index                        14.55%            64.64%              0.07%
-------------------------------------------------------------------------------
S&P 500 Index                        9.32%            53.62%             -6.19%
-------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 5.30%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio was determined to be 3.66%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                             % OF NET ASSETS
-------------------------------------------------------------------------------
Information Technology                                                    34.2%
Health Care                                                               27.1%
Consumer Discretionary                                                    14.2%
Consumer Staples                                                          11.9%
Industrials                                                               11.3%
Materials                                                                  0.9%
-------------------------------------------------------------------------------
Total Common Stock                                                        99.6%
Exchange-Traded Funds                                                      0.4%
-------------------------------------------------------------------------------
Total Investments                                                        100.0%
Other Assets in excess of Liabilities                                     0.0%*
-------------------------------------------------------------------------------
Net Assets                                                               100.0%
-------------------------------------------------------------------------------
*Less than 0.1%
                                                                     % OF TOTAL
TOP TEN HOLDINGS                                                    INVESTMENTS
-------------------------------------------------------------------------------
International Business Machines Corp.                                     14.3%
GlaxoSmithKline PLC, ADR (United Kingdom)                                 11.8%
Amazon.com, Inc.                                                           6.3%
Boeing Co.                                                                 5.6%
Gilead Sciences, Inc.                                                      5.3%
Altria Group, Inc.                                                         5.1%
Research In Motion Ltd. (Canada)                                           5.0%
DIRECTV - Class A                                                          3.9%
Lockheed Martin Corp.                                                      3.6%
Accenture PLC (Ireland)                                                    3.6%
-------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                      Semiannual Report | February 28, 2010 | 23

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF

FUND STATISTICS
-------------------------------------------------------------------------------
Share Price                                                           $  22.47
Net Asset Value                                                       $  22.45
Premium/Discount to NAV                                                   0.09%
Net Assets ($000)                                                     $ 15,718
-------------------------------------------------------------------------------

TOTAL RETURNS
-------------------------------------------------------------------------------
                                                            THREE         SINCE
                                   SIX                       YEAR     INCEPTION
(INCEPTION 12/15/06)             MONTH     ONE YEAR  (ANNUALIZED)  (ANNUALIZED)
-------------------------------------------------------------------------------
Claymore Ocean Tomo Patent ETF
   NAV                           8.95%      51.18%         -2.03%        -2.02%
   Market                        9.14%      51.41%         -2.16%        -1.99%
-------------------------------------------------------------------------------
Ocean Tomo 300(R)
Patent Index                     9.31%      52.34%         -1.27%        -1.23%
-------------------------------------------------------------------------------
S&P 500 Index                    9.32%      53.62%         -5.68%        -5.58%
-------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $25.27 per share for share price returns or initial net asset value (NAV) of $25.27 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 2.38%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65%, while the Fund's annualized gross operating expense ratio was determined to be 1.82%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

                                                                     % OF TOTAL
COUNTRY BREAKDOWN                                                   INVESTMENTS
-------------------------------------------------------------------------------
United States                                                             78.3%
United Kingdom                                                             8.5%
Japan                                                                      4.3%
France                                                                     2.0%
Ireland                                                                    1.4%
Canada                                                                     1.2%
Finland                                                                    1.0%
Switzerland                                                                0.9%
Sweden                                                                     0.7%
Taiwan                                                                     0.4%
Bermuda                                                                    0.4%
Channel Islands                                                            0.4%
Cayman Islands                                                             0.3%
South Korea                                                                0.2%
-------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                             % OF NET ASSETS
-------------------------------------------------------------------------------
Information Technology                                                    36.0%
Health Care                                                               21.0%
Energy                                                                    12.8%
Industrials                                                                9.5%
Consumer Discretionary                                                     6.7%
Telecommunication Services                                                 6.0%
Materials                                                                  3.4%
Consumer Staples                                                           2.9%
Financials                                                                 1.2%
Utilities                                                                  0.2%
-------------------------------------------------------------------------------
Total Common Stocks                                                       99.7%
Exchange Traded Funds                                                      0.1%
-------------------------------------------------------------------------------
Total Investments                                                         99.8%
Other Assets in excess of Liabilities                                      0.2%
-------------------------------------------------------------------------------
Net Assets                                                               100.0%
-------------------------------------------------------------------------------

                                                                     % OF TOTAL
TOP TEN HOLDINGS                                                    INVESTMENTS
-------------------------------------------------------------------------------
Microsoft Corp.                                                            5.0%
Apple, Inc.                                                                3.6%
Johnson & Johnson                                                          3.4%
General Electric Co.                                                       3.3%
Royal Dutch Shell PLC, ADR                                                 3.3%
International Business Machines Corp.                                      3.3%
BP PLC - ADR                                                               3.2%
AT&T, Inc.                                                                 2.9%
Chevron Corp.                                                              2.8%
Pfizer, Inc.                                                               2.8%
-------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

24 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

RYJ | Claymore/Raymond James SB-1 Equity ETF

FUND STATISTICS
-------------------------------------------------------------------------------
Share Price                                                           $  16.76
Net Asset Value                                                       $  16.76
Premium/Discount to NAV                                                   0.00%
Net Assets ($000)                                                     $ 45,645
-------------------------------------------------------------------------------

TOTAL RETURNS
-------------------------------------------------------------------------------
PERFORMANCE INCLUSIVE OF RYJ                               THREE          SINCE
CLOSED END FUND                   SIX                       YEAR      INCEPTION
(INCEPTION 5/19/06)             MONTH     ONE YEAR  (ANNUALIZED)   (ANNUALIZED)
-------------------------------------------------------------------------------
Claymore/Raymond James
SB-1 Equity ETF
   NAV                         17.45%       84.99%        -3.22%         -0.83%
   Market                      17.54%       86.43%         0.78%         -1.78%
-------------------------------------------------------------------------------
Raymond James SB-1
Equity Index                   17.92%       85.64%        -2.04%          0.39%
S&P MidCap 400 Index           13.64%       67.00%        -2.65%          0.66%
-------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

On September 3, 2008, the Claymore/Raymond James SB-1 Equity ETF acquired the assets and adopted the financial and performance history of Claymore/Raymond James SB-1 Equity Fund (the "Predecessor Fund"), which had an inception date of May 19, 2006. For the period prior to September 3, 2008, the performance information provided relates exclusively to the Predecessor Fund, is based on NAV performance history of the Predecessor Fund and reflects the operating expenses of the Predecessor Fund.

The Fund's annual operating expense ratio of 0.75% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

PORTFOLIO BREAKDOWN                                             % OF NET ASSETS
-------------------------------------------------------------------------------
Information Technology                                                    28.9%
Energy                                                                    18.0%
Financials                                                                16.6%
Consumer Discretionary                                                    15.6%
Industrials                                                               10.4%
Health Care                                                                4.4%
Telecommunication Services                                                 3.8%
Consumer Staples                                                           1.5%
Utilities                                                                  0.8%
-------------------------------------------------------------------------------
Total Common Stocks and Master Limited Partnerships                      100.0%
Liabilities in excess of Other Assets                                    (0.0%*)
-------------------------------------------------------------------------------
Net Assets                                                               100.0%
-------------------------------------------------------------------------------
*Less than 0.1%

                                                                     % OF TOTAL
TOP TEN HOLDINGS                                                    INVESTMENTS
-------------------------------------------------------------------------------
Dollar Tree, Inc.                                                          0.8%
JDS Uniphase Corp.                                                         0.8%
Big Lots, Inc.                                                             0.8%
Carnival Corp. (Panama)                                                    0.8%
Brigham Exploration Co.                                                    0.8%
Cinemark Holdings, Inc.                                                    0.8%
Micron Technology, Inc.                                                    0.8%
Altera Corp.                                                               0.8%
Whiting Petroleum Corp.                                                    0.8%
BPZ Resources, Inc.                                                        0.8%
-------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                      Semiannual Report | February 28, 2010 | 25

Claymore Exchange-Traded Fund Trust |FUND SUMMARY & PERFORMANCE (unaudited) continued

DEF | Claymore/Sabrient Defensive Equity
      Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                         $     21.02
Net Asset Value                                                     $     21.02
Premium/Discount to NAV                                                    0.00%
Net Assets ($000)                                                   $    14,713
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                         THREE             SINCE
                                 SIX                      YEAR         INCEPTION
(INCEPTION 12/15/06)           MONTH     ONE YEAR (ANNUALIZED)      (ANNUALIZED)
--------------------------------------------------------------------------------
Claymore/Sabrient
Defensive Equity Index ETF
     NAV                      11.28%       42.49%       -4.21%            -3.24%
     Market                   11.40%       42.66%       -4.20%            -3.24%
--------------------------------------------------------------------------------
Sabrient Defensive
Equity Index                  11.67%       43.56%       -3.45%            -2.49%
S&P 500 Index                  9.32%       53.62%       -5.68%            -5.58%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value
(NAV) of $25.07 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 1.35%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio was determined to be 1.40%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.


PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Utilities                                                                  24.4%
Consumer Staples                                                           17.1%
Financials                                                                 13.4%
Energy                                                                     12.1%
Telecommunication Services                                                 11.9%
Consumer Discretionary                                                      7.1%
Industrials                                                                 5.1%
Information Technology                                                      3.7%
Health Care                                                                 3.0%
Materials                                                                   2.1%
--------------------------------------------------------------------------------
Total Common Stock, Master Limited Partnerships and Income Trusts          99.9%
Other Assets in excess of Liabilities                                       0.1%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                 1.2%
Southwest Airlines Co.                                                      1.1%
Dollar Tree, Inc.                                                           1.1%
Partner Communications Co. Ltd., ADR (Israel)                               1.1%
Axis Capital Holdings Ltd. (Bermuda)                                        1.1%
Icahn Enterprises LP                                                        1.1%
Regions Financial Corp.                                                     1.1%
ConAgra Foods, Inc.                                                         1.1%
Magellan Midstream Partners LP                                              1.1%
PartnerRe Ltd. (Bermuda)                                                    1.1%
--------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

26 |Semiannual Report February 28, 2010

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

NFO | Claymore/Sabrient Insider ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                          $    26.26
Net Asset Value                                                      $    26.27
Premium/Discount to NAV                                                   -0.04%
Net Assets ($000)                                                    $   85,409
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                        THREE              SINCE
                            SIX                          YEAR          INCEPTION
(INCEPTION 9/21/06)       MONTH        ONE YEAR  (ANNUALIZED)       (ANNUALIZED)
--------------------------------------------------------------------------------
Claymore/Sabrient
Insider ETF
     NAV                 12.88%          93.36%        -0.03%              2.88%
     Market              12.92%          89.97%        -0.03%              2.88%
--------------------------------------------------------------------------------
Sabrient Insider
Sentiment Index          13.34%          94.87%         0.64%              3.57%
--------------------------------------------------------------------------------
S&P 500 Index             9.32%          53.62%        -5.68%             -3.05%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 1.14%, per the prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio was determined to be 0.87%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%.Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     19.4%
Financials                                                                 17.5%
Information Technology                                                     11.9%
Health Care                                                                11.2%
Utilities                                                                  10.1%
Consumer Staples                                                            8.5%
Industrials                                                                 7.7%
Energy                                                                      7.6%
Materials                                                                   5.9%
--------------------------------------------------------------------------------
Total Common Stock and Master Limited Partnerships                         99.8%
Other Assets in excess of Liabilities                                       0.2%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Macquarie Infrastructure Co. LLC                                            1.3%
Patriot Coal Corp.                                                          1.3%
Worthington Industries, Inc.                                                1.3%
PrivateBancorp, Inc.                                                        1.3%
KKR Financial Holdings LLC                                                  1.2%
Red Robin Gourmet Burgers, Inc.                                             1.2%
Cabela's, Inc.                                                              1.2%
Insight Enterprises, Inc.                                                   1.2%
City National Corp.                                                         1.2%
Fair Isaac Corp.                                                            1.1%
--------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                      Semiannual Report | February 28, 2010 | 27

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

STH | Claymore/Sabrient Stealth ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                         $     15.02
Net Asset Value                                                     $     15.28
Premium/Discount to NAV                                                   -1.70%
Net Assets ($000)                                                   $     3,833
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                            THREE          SINCE
                                SIX                          YEAR      INCEPTION
(INCEPTION 9/21/06)           MONTH       ONE YEAR   (ANNUALIZED)   (ANNUALIZED)
--------------------------------------------------------------------------------
Claymore/Sabrient
Stealth ETF
     NAV                      8.73%         58.41%        -15.89%        -11.65%
     Market                   7.48%         54.91%        -16.34%        -12.08%
--------------------------------------------------------------------------------
Sabrient Stealth Index        9.64%         60.86%        -14.98%        -10.76%
--------------------------------------------------------------------------------
S&P 500 Index                 9.32%         53.62%         -5.68%         -3.05%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $25.15 per share for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 3.47%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio was determined to be 4.17%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 25.3%
Consumer Discretionary                                                     19.2%
Consumer Staples                                                           10.8%
Information Technology                                                      9.2%
Materials                                                                   8.6%
Telecommunication Services                                                  7.8%
Energy                                                                      6.2%
Utilities                                                                   5.7%
Industrials                                                                 4.6%
Health Care                                                                 2.7%
--------------------------------------------------------------------------------
Total Common Stocks, Preferred Stocks, Royalty Trusts,
    and Master Limited Partnerships                                       100.1%
Liabilities in excess of Other Assets                                      -0.1%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
China Agritech, Inc.                                                        1.7%
Partner Communications Co. Ltd.                                             1.5%
China-Biotics, Inc.                                                         1.4%
Sturm Ruger & Co. Inc.                                                      1.4%
Resource Capital Corp.                                                      1.4%
Brookfield Properties Corp.                                                 1.4%
Altisource Portfolio Solutions SA                                           1.4%
PHH Corp.                                                                   1.4%
Research In Motion Ltd.                                                     1.4%
HRPT Properties Trust                                                       1.4%
--------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

28 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

CZA | Claymore/Zacks Mid-Cap Core ETF


FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                           $   23.64
Net Asset Value                                                       $   23.66
Premium/Discount to NAV                                                   -0.08%
Net Assets ($000)                                                     $   4,732
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
(INCEPTION 4/2/07)                    SIX MONTH        ONE YEAR     (ANNUALIZED)
--------------------------------------------------------------------------------
Claymore/Zacks Mid-Cap Core ETF
     NAV                                14.78%           65.94%           -1.50%
     Market                             14.63%           63.62%           -1.53%
--------------------------------------------------------------------------------
Zacks Mid-Cap Core Index                14.94%           69.31%           -0.32%
S&P 500 Index                            9.32%           53.62%           -6.19%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 3.88%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio was determined to be 3.29%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 17.5%
Industrials                                                                15.6%
Information Technology                                                     14.6%
Materials                                                                  12.0%
Utilities                                                                  10.3%
Health Care                                                                 8.2%
Energy                                                                      7.8%
Consumer Staples                                                            7.7%
Consumer Discretionary                                                      5.5%
Telecommunication Services                                                  0.9%
--------------------------------------------------------------------------------
Total Common Stocks and Master Limited Partnerships                       100.1%
Liabilities in excess of Other Assets                                      -0.1%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Sara Lee Corp.                                                              2.7%
Cablevision Systems Corp. - Class A                                         2.5%
Dover Corp.                                                                 2.4%
Hospira, Inc.                                                               2.3%
Delhaize Group SA, ADR (Belgium)                                            2.2%
Discover Financial Services                                                 2.2%
Cooper Industries PLC (Ireland)                                             2.1%
Questar Corp.                                                               2.1%
Lincoln National Corp.                                                      2.1%
DaVita, Inc.                                                                1.8%
--------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                      Semiannual Report | February 28, 2010 | 29

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

CVY | Claymore/Zacks Multi-Asset Income Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                           $   18.10
Net Asset Value                                                       $   18.07
Premium/Discount to NAV                                                    0.17%
Net Assets ($000)                                                     $ 226,840
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                            THREE          SINCE
                                  SIX                        YEAR      INCEPTION
(INCEPTION 9/21/06)             MONTH        ONE YEAR (ANNUALIZED)  (ANNUALIZED)
--------------------------------------------------------------------------------
Claymore/Zacks Multi-Asset
Income Index ETF
     NAV                       13.26%          93.06%      -6.28%         -3.21%
     Market                    13.44%          94.10%      -6.23%         -3.17%
--------------------------------------------------------------------------------
Zacks Multi-Asset
     Income Index              13.64%          94.20%      -5.08%         -2.10%
S&P 500 Index                   9.32%          53.62%      -5.68%         -3.05%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $24.96 per share for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 1.10%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65%, while the Fund's annualized gross operating expense ratio was determined to be 0.77%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 24.8%
Energy                                                                     16.0%
Utilities                                                                  11.3%
Consumer Staples                                                            9.9%
Industrials                                                                 8.3%
Health Care                                                                 6.7%
Consumer Discretionary                                                      5.8%
Telecommunication Services                                                  3.5%
Materials                                                                   1.9%
Information Technology                                                      1.5%
--------------------------------------------------------------------------------
Common Stocks, Preferred Stocks, Master Limited
    Partnerships, and Income Trusts                                        89.7%
Closed End Funds                                                            9.8%
--------------------------------------------------------------------------------
Total Investments                                                          99.5%
Other Assets in excess of Liabilities                                       0.5%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Penn West Energy Trust                                                      1.2%
MarkWest Energy Partners LP                                                 1.2%
Pengrowth Energy Trust                                                      1.2%
Barclays Bank PLC, Ser. 5, 8.125%, 06/15/13                                 1.1%
Wells Fargo & Co., Ser. L, 7.50%, 12/31/49                                  1.1%
ING Groep NV, 8.50%, 09/15/13                                               1.1%
Emerson Electric Co.                                                        1.1%
Bank of America Corp., 8.20%, 05/01/13                                      1.1%
Enersis SA, ADR                                                             1.1%
AllianceBernstein Holding LP                                                1.1%
--------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------
Mar 09                                  $  0.2870
Jun 09                                  $  0.2160
Sep 09                                  $  0.2280
Dec 09                                  $  0.2220
-------------------------------------------------

30 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

XRO | Claymore/Zacks Sector Rotation ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                           $   20.52
Net Asset Value                                                       $   20.53
Premium/Discount to NAV                                                   -0.05%
Net Assets ($000)                                                     $  21,570
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
                                                            THREE          SINCE
                                SIX                          YEAR      INCEPTION
(INCEPTION 9/21/06)           MONTH         ONE YEAR (ANNUALIZED)   (ANNUALIZED)
--------------------------------------------------------------------------------
Claymore/Zacks Sector
Rotation ETF
     NAV                     12.67%           41.86%       -9.76%         -4.89%
     Market                  12.73%           41.59%       -9.77%         -4.91%
--------------------------------------------------------------------------------
Zacks Sector
     Rotation Index          13.08%           42.91%       -8.73%         -4.39%
--------------------------------------------------------------------------------
S&P 500 Index                 9.32%           53.62%       -5.68%         -3.05%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 0.96%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65%, while the Fund's annualized gross operating expense ratio was determined to be 1.22%. There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Information Technology                                                     31.3%
Industrials                                                                24.6%
Consumer Discretionary                                                     20.9%
Health Care                                                                12.8%
Consumer Staples                                                            3.8%
Utilities                                                                   2.9%
Telecommunication Services                                                  2.2%
Materials                                                                   1.3%
Financials                                                                  0.3%
--------------------------------------------------------------------------------
Total Investments                                                         100.1%
Liabilities in excess of Other Assets                                      -0.1%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Deere & Co.                                                                 1.9%
FedEx Corp.                                                                 1.8%
Caterpillar, Inc.                                                           1.8%
Estee Lauder Cos., Inc. - Class A                                           1.8%
CSX Corp.                                                                   1.8%
eBay, Inc.                                                                  1.8%
News Corp. - Class A                                                        1.8%
Alcon, Inc. (Switzerland)                                                   1.8%
3M Co.                                                                      1.8%
Illinois Tool Works, Inc.                                                   1.7%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                      Semiannual Report | February 28, 2010 | 31

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

HISTORICAL PREMIUM/DISCOUNT DATA

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value ("NAV"). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five years (or since the Fund's inception date if the Fund has been in existence for less than five years). The inception date for each Fund is disclosed at the end of the Historical Premium/Discount Data section.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

CSD | Claymore/Beacon Spin-Off ETF(2)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                14                        1.74%
Between 1.5% and 2.0%                             3                        0.37%
Between 1.0% and 1.5%                             5                        0.62%
Between 0.5% and 1.0%                            13                        1.62%
Between -0.5% and 0.5%                          742                       92.29%
Between -0.5% and -1.0%                          13                        1.62%
Between -1.0% and -1.5%                           1                        0.12%
Between -1.5% and -2.0%                           4                        0.50%
Below -2.0%                                       9                        1.12%
--------------------------------------------------------------------------------

EEB | Claymore/BNY Mellon BRIC ETF(1)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                 6                        0.69%
Between 1.5% and 2.0%                             5                        0.58%
Between 1.0% and 1.5%                             9                        1.04%
Between 0.5% and 1.0%                            12                        1.39%
Between -0.5% and 0.5%                          807                       93.40%
Between -0.5% and -1.0%                           7                        0.81%
Between -1.0% and -1.5%                           5                        0.58%
Between -1.5% and -2.0%                           5                        0.58%
Below -2.0%                                       8                        0.93%
--------------------------------------------------------------------------------

XGC | Claymore/BNY Mellon International Small Cap
      LDRs ETF(3)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                 8                        1.09%
Between 1.5% and 2.0%                             2                        0.27%
Between 1.0% and 1.5%                             7                        0.95%
Between 0.5% and 1.0%                            18                        2.45%
Between -0.5% and 0.5%                          661                       90.18%
Between -0.5% and -1.0%                          20                        2.73%
Between -1.0% and -1.5%                           4                        0.55%
Between -1.5% and -2.0%                           4                        0.55%
Below -2.0%                                       9                        1.23%
--------------------------------------------------------------------------------

OTR | Claymore/Ocean Tomo Growth Index ETF(3)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                 8                        1.09%
Between 1.5% and 2.0%                             1                        0.14%
Between 1.0% and 1.5%                             5                        0.68%
Between 0.5% and 1.0%                            10                        1.36%
Between -0.5% and 0.5%                          679                       92.63%
Between -0.5% and -1.0%                          15                        2.05%
Between -1.0% and -1.5%                           7                        0.96%
Between -1.5% and -2.0%                           2                        0.27%
Below -2.0%                                       6                        0.82%
--------------------------------------------------------------------------------

32 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued



OTP | Claymore/Ocean Tomo Patent ETF(2)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                 7                        0.87%
Between 1.5% and 2.0%                             1                        0.12%
Between 1.0% and 1.5%                             4                        0.50%
Between 0.5% and 1.0%                            14                        1.74%
Between -0.5% and 0.5%                          742                       92.29%
Between -0.5% and -1.0%                          18                        2.24%
Between -1.0% and -1.5%                           7                        0.87%
Between -1.5% and -2.0%                           5                        0.62%
Below -2.0%                                       6                        0.75%
--------------------------------------------------------------------------------

RYJ | Claymore/Raymond James SB-1 Equity ETF(4)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                15                        4.02%
Between 1.5% and 2.0%                             2                        0.54%
Between 1.0% and 1.5%                             3                        0.80%
Between 0.5% and 1.0%                            10                        2.68%
Between -0.5% and 0.5%                          267                       71.58%
Between -0.5% and -1.0%                          50                       13.40%
Between -1.0% and -1.5%                          13                        3.49%
Between -1.5% and -2.0%                           6                        1.61%
Below -2.0%                                       7                        1.88%
--------------------------------------------------------------------------------

DEF | Claymore/Sabrient Defensive Equity Index ETF(2)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                16                        1.99%
Between 1.5% and 2.0%                             3                        0.37%
Between 1.0% and 1.5%                             8                        1.00%
Between 0.5% and 1.0%                            14                        1.74%
Between -0.5% and 0.5%                          736                       91.54%
Between -0.5% and -1.0%                          10                        1.24%
Between -1.0% and -1.5%                           9                        1.12%
Between -1.5% and -2.0%                           1                        0.13%
Below -2.0%                                       7                        0.87%
--------------------------------------------------------------------------------

NFO | Claymore/Sabrient Insider ETF(1)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                 7                        0.81%
Between 1.5% and 2.0%                             7                        0.81%
Between 1.0% and 1.5%                             3                        0.35%
Between 0.5% and 1.0%                            17                        1.97%
Between -0.5% and 0.5%                          799                       92.47%
Between -0.5% and -1.0%                          16                        1.85%
Between -1.0% and -1.5%                           3                        0.35%
Between -1.5% and -2.0%                           3                        0.35%
Below -2.0%                                       9                        1.04%
--------------------------------------------------------------------------------

STH | Claymore/Sabrient Stealth ETF(1)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                17                        1.97%
Between 1.5% and 2.0%                             5                        0.58%
Between 1.0% and 1.5%                             4                        0.46%
Between 0.5% and 1.0%                            13                        1.51%
Between -0.5% and 0.5%                          781                       90.39%
Between -0.5% and -1.0%                          25                        2.89%
Between -1.0% and -1.5%                           2                        0.23%
Between -1.5% and -2.0%                           7                        0.81%
Below -2.0%                                      10                        1.16%
--------------------------------------------------------------------------------

CZA | Claymore/Zacks Mid-Cap Core ETF(3)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                 6                        0.82%
Between 1.5% and 2.0%                             2                        0.27%
Between 1.0% and 1.5%                             1                        0.14%
Between 0.5% and 1.0%                            13                        1.77%
Between -0.5% and 0.5%                          671                       91.54%
Between -0.5% and -1.0%                          20                        2.73%
Between -1.0% and -1.5%                           5                        0.68%
Between -1.5% and -2.0%                           5                        0.68%
Below -2.0%                                      10                        1.37%
--------------------------------------------------------------------------------

CVY | Claymore/Zacks Multi-Asset Income Index ETF(1)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                26                        3.01%
Between 1.5% and 2.0%                             1                        0.12%
Between 1.0% and 1.5%                             9                        1.04%
Between 0.5% and 1.0%                            25                        2.89%
Between -0.5% and 0.5%                          781                       90.39%
Between -0.5% and -1.0%                          14                        1.62%
Between -1.0% and -1.5%                           2                        0.23%
Between -1.5% and -2.0%                           3                        0.35%
Below -2.0%                                       3                        0.35%
--------------------------------------------------------------------------------

XRO | Claymore/Zacks Sector Rotation ETF(1)

                                          NUMBER OF                   PERCENTAGE
PREMIUM/DISCOUNT RANGE                 TRADING DAYS        OF TOTAL TRADING DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                 5                        0.58%
Between 1.5% and 2.0%                             4                        0.46%
Between 1.0% and 1.5%                             5                        0.58%
Between 0.5% and 1.0%                             9                        1.04%
Between -0.5% and 0.5%                          811                       93.87%
Between -0.5% and -1.0%                          17                        1.97%
Between -1.0% and -1.5%                           3                        0.35%
Between -1.5% and -2.0%                           6                        0.69%
Below -2.0%                                       4                        0.46%
--------------------------------------------------------------------------------

(1) Commenced operations September 21, 2006.

(2) Commenced operations December 15, 2006.

(3) Commenced operations April 2, 2007.

(4) Commenced trading September 4, 2008.

                                      Semiannual Report | February 28, 2010 | 33

Claymore Exchange-Traded Fund Trust

OVERVIEW OF FUND EXPENSES |
AS OF FEBRUARY 28, 2010 (unaudited)

As a shareholder of Claymore/Beacon Spin-Off ETF; Claymore/BNY Mellon BRIC ETF; Claymore/BNY Mellon International Small Cap LDRs ETF; Claymore/Ocean Tomo Growth Index ETF; Claymore/Ocean Tomo Patent ETF; Claymore/Raymond James SB-1 Equity ETF; Claymore/Sabrient Defensive Equity Index ETF; Claymore/Sabrient Insider ETF; Claymore/Sabrient Stealth ETF; Claymore/Zacks Mid-Cap Core ETF; Claymore/Zacks Multi-Asset Income Index ETF; and Claymore/Zacks Sector Rotation ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2010.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  ANNUALIZE            EXPENSES
                                                             BEGINNING            ENDING      EXPENSE RATIO                PAID
                                                               ACCOUNT           ACCOUNT            FOR THE              DURING
                                                                 VALUE             VALUE       PERIOD ENDED           PERIOD(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                9/1/09           2/28/10            2/28/10    9/1/09 - 2/28/10
-------------------------------------------------------------------------------------------------------------------------------
CLAYMORE/BEACON SPIN-OFF ETF(2)
   Actual                                              $      1,000.00   $      1,212.15              0.65%   $            3.57
   Hypothetical (5% annual return before expenses)            1,000.00          1,021.57              0.65%                3.26

CLAYMORE/BNY MELLON BRIC ETF(2)
   Actual                                                     1,000.00          1,174.30              0.63%                3.40
   Hypothetical (5% annual return before expenses)            1,000.00          1,021.67              0.63%                3.16

CLAYMORE/BNY MELLON INTERNATIONAL SMALL CAP LDRS ETF
   Actual                                                     1,000.00          1,185.26              0.45%                2.44
   Hypothetical (5% annual return before expenses)            1,000.00          1,022.56              0.45%                2.26

CLAYMORE/OCEAN TOMO GROWTH INDEX ETF(2)
   Actual                                                     1,000.00          1,141.90              0.65%                3.45
   Hypothetical (5% annual return before expenses)            1,000.00          1,021.57              0.65%                3.26

CLAYMORE/OCEAN TOMO PATENT ETF(2)
   Actual                                                     1,000.00          1,091.44              0.65%                3.37
   Hypothetical (5% annual return before expenses)            1,000.00          1,021.57              0.65%                3.26

CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
   Actual                                                     1,000.00          1,174.49              0.75%                4.04
   Hypothetical (5% annual return before expenses)            1,000.00          1,021.08              0.75%                3.76

CLAYMORE/SABRIENT DEFENSIVE EQUITY INDEX ETF(2)
   Actual                                                     1,000.00          1,112.76              0.65%                3.41
   Hypothetical (5% annual return before expenses)            1,000.00          1,021.57              0.65%                3.26

CLAYMORE/SABRIENT INSIDER ETF(2)
   Actual                                                     1,000.00          1,128.77              0.65%                3.43
   Hypothetical (5% annual return before expenses)            1,000.00          1,021.57              0.65%                3.26
-------------------------------------------------------------------------------------------------------------------------------

34 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | OVERVIEW OF FUND EXPENSES (unaudited) continued

                                                                                                ANNUALIZED           EXPENSES
                                                           BEGINNING            ENDING       EXPENSE RATIO               PAID
                                                             ACCOUNT           ACCOUNT             FOR THE             DURING
                                                               VALUE             VALUE        PERIOD ENDED          PERIOD(1)
-----------------------------------------------------------------------------------------------------------------------------
                                                              9/1/09           2/28/10             2/28/10   9/1/09 - 2/28/10
-----------------------------------------------------------------------------------------------------------------------------
CLAYMORE/SABRIENT STEALTH ETF(2)
   Actual                                            $      1,000.00   $      1,087.34               0.65%   $           3.36
   Hypothetical (5% annual return before expenses)          1,000.00          1,021.57               0.65%               3.26

CLAYMORE/ZACKS MID-CAP CORE ETF(2)
   Actual                                                   1,000.00          1,147.84               0.65%               3.46
   Hypothetical (5% annual return before expenses)          1,000.00          1,021.57               0.65%               3.26

CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF(2)
   Actual                                                   1,000.00          1,132.65               0.65%               3.44
   Hypothetical (5% annual return before expenses)          1,000.00          1,021.57               0.65%               3.26

CLAYMORE/ZACKS SECTOR ROTATION ETF(2)
   Actual                                                   1,000.00          1,127.33               0.65%               3.43
   Hypothetical (5% annual return before expenses)          1,000.00          1,021.57               0.65%               3.26
-----------------------------------------------------------------------------------------------------------------------------

(1) Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended February 28, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying that result by 181/365.

(2) The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

                                      Semiannual Report | February 28, 2010 | 35

Claymore Exchange-Traded Fund Trust

PORTFOLIO OF INVESTMENTS | FEBRUARY 28, 2010 (unaudited)

CSD | Claymore/Beacon Spin-Off ETF

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           COMMON STOCK - 94.0%

           CONSUMER DISCRETIONARY - 25.7%
    5,602  Ascent Media Corp. - Class A (a)                         $    145,652
   18,048  Brink's Home Security Holdings, Inc. (a)                      755,309
   25,381  Hillenbrand, Inc.                                             508,889
   22,908  HSN, Inc. (a)                                                 496,187
   22,932  Interval Leisure Group, Inc. (a)                              329,304
   14,664  Scripps Networks Interactive, Inc. - Class A                  580,401
   23,976  WABCO Holdings, Inc.                                          641,118
--------------------------------------------------------------------------------
                                                                       3,456,860
--------------------------------------------------------------------------------
           CONSUMER STAPLES - 13.3%
   20,991  Dr Pepper Snapple Group, Inc.                                 666,464
    7,457  Lorillard, Inc.                                               544,659
   11,852  Philip Morris International, Inc.                             580,511
--------------------------------------------------------------------------------
                                                                       1,791,634
--------------------------------------------------------------------------------
           ENERGY - 4.2%
   33,908  Patriot Coal Corp. (a)                                        564,907
--------------------------------------------------------------------------------
           FINANCIALS - 8.5%
   13,546  Forestar Group, Inc. (a)                                      240,306
   48,440  MF Global Holdings Ltd. (a)                                   335,205
   17,932  MSCI, Inc. - Class A (a)                                      537,601
    3,866  Tree.com, Inc. (a)                                             32,822
--------------------------------------------------------------------------------
                                                                       1,145,934
--------------------------------------------------------------------------------
           HEALTH CARE - 6.2%
   12,662  Covidien PLC (Ireland)                                        621,958
   12,223  PharMerica Corp. (a)                                          209,625
--------------------------------------------------------------------------------
                                                                         831,583
--------------------------------------------------------------------------------
           INDUSTRIALS - 3.1%
   11,617  John Bean Technologies Corp.                                  189,938
   14,538  Quanex Building Products Corp.                                226,502
--------------------------------------------------------------------------------
                                                                         416,440
--------------------------------------------------------------------------------
           INFORMATION TECHNOLOGY - 25.5%
   15,617  EchoStar Corp. - Class A (a)                                  314,526
   14,108  Lender Processing Services, Inc.                              538,644
   17,582  TeleCommunication Systems, Inc. - Class A (a)                 133,975
   19,113  Teradata Corp. (a)                                            582,755
   34,282  Total System Services, Inc.                                   488,176
   25,050  Tyco Electronics Ltd. (Switzerland)                           642,032
   14,581  VMware, Inc. - Class A (a)                                    721,905
--------------------------------------------------------------------------------
                                                                       3,422,013
--------------------------------------------------------------------------------

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           MATERIALS - 3.1%
    4,546  Clearwater Paper Corp. (a)                              $     219,390
    8,748  Zep, Inc.                                                     193,243
--------------------------------------------------------------------------------
                                                                         412,633
--------------------------------------------------------------------------------
           TELECOMMUNICATION SERVICES - 4.4%
   32,180  Telmex Internacional SAB de CV, ADR (Mexico)                  588,250
--------------------------------------------------------------------------------
           TOTAL COMMON STOCK - 94.0%
           (Cost - $11,106,108)                                       12,630,254
--------------------------------------------------------------------------------
           MASTER LIMITED PARTNERSHIPS - 5.8%
           ENERGY - 2.7%
   17,658  Encore Energy Partners LP                                     360,753
--------------------------------------------------------------------------------
           UTILITIES - 3.1%
   25,926  Brookfield Infrastructure Partners LP (Bermuda)               426,483
--------------------------------------------------------------------------------
           TOTAL MASTER LIMITED PARTNERSHIPS - 5.8%
           (Cost - $701,927)                                             787,236
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS - 99.8%
           (Cost - $11,808,035)                                       13,417,490
           Other Assets in excess of Liabilities - 0.2%                   23,462
--------------------------------------------------------------------------------
           NET ASSETS - 100.0%                                     $  13,440,952
================================================================================

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SAB de CV - Variable Capital Company
(a) Non-income producing security.
Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

36 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

EEB | Claymore/BNY Mellon BRIC ETF

   NUMBER
OF SHARES   DESCRIPTION                                                                   VALUE
===============================================================================================
            COMMON STOCKS - 64.3%

            CONSUMER DISCRETIONARY - 2.4%
  227,046   Ctrip.com International Ltd., ADR (China) (a)                       $     8,679,969
  148,263   Focus Media Holding Ltd., ADR (China) (a)                                 2,287,698
  142,824   Gafisa SA, ADR (Brazil)                                                   4,386,125
   42,315   Home Inns & Hotels Management, Inc., ADR (China) (a)                      1,420,514
  305,190   Melco Crown Entertainment Ltd., ADR (China) (a)                           1,232,968
   50,073   New Oriental Education & Technology Group, ADR (China) (a)                3,915,208
   98,746   VisionChina Media, Inc., ADR (China) (a)                                    760,344
-----------------------------------------------------------------------------------------------
                                                                                     22,682,826
-----------------------------------------------------------------------------------------------
            CONSUMER STAPLES - 1.9%
  282,998   BRF - Brasil Foods SA, ADR (Brazil)                                      13,954,631
  211,216   Wimm-Bill-Dann Foods OJSC, ADR (Russia) (a)                               4,325,704
-----------------------------------------------------------------------------------------------
                                                                                     18,280,335
-----------------------------------------------------------------------------------------------
            ENERGY - 16.2%
  242,451   China Petroleum & Chemical Corp., ADR (China)                            19,197,270
  215,733   CNOOC Ltd., ADR (China)                                                  33,932,644
  251,993   PetroChina Co. Ltd., ADR (China)                                         28,203,056
1,554,955   Petroleo Brasileiro SA, ADR (Brazil)                                     66,318,831
  327,355   Yanzhou Coal Mining Co. Ltd., ADR (China)                                 6,956,294
-----------------------------------------------------------------------------------------------
                                                                                    154,608,095
-----------------------------------------------------------------------------------------------
            FINANCIALS - 9.0%
  940,749   Banco Santander Brasil SA, ADR (Brazil)                                  11,251,358
  457,000   China Life Insurance Co. Ltd., ADR (China)                               30,372,220
   57,065   China Real Estate Information Corp., ADR (China) (a)                        543,829
   34,988   CNinsure, Inc., ADR (China)                                                 774,634
  110,166   E-House China Holdings Ltd., ADR (China) (a)                              1,927,905
  150,395   HDFC Bank Ltd., ADR (India)                                              18,301,568
  594,620   ICICI Bank Ltd., ADR (India)                                             22,744,215
-----------------------------------------------------------------------------------------------
                                                                                     85,915,729
-----------------------------------------------------------------------------------------------
            HEALTH CARE - 1.3%
   58,143   China Medical Technologies, Inc., ADR (China)                               804,118
  192,890   Dr. Reddy's Laboratories Ltd., ADR (India)                                4,747,023
  127,878   Mindray Medical International Ltd., ADR (China)                           4,879,824
  116,533   WuXi PharmaTech Cayman, Inc., ADR (China) (a)                             1,878,512
-----------------------------------------------------------------------------------------------
                                                                                     12,309,477
-----------------------------------------------------------------------------------------------
            INDUSTRIALS - 2.4%
   67,397   China Southern Airlines Co. Ltd., ADR (China) (a) (b)                     1,293,348
  193,489   Empresa Brasileira de Aeronautica SA, ADR (Brazil)                        4,249,018
   61,233   Guangshen Railway Co. Ltd., ADR (China)                                   1,249,153
  311,633   JA Solar Holdings Co. Ltd., ADR (China) (a)                               1,545,700
  219,172   Suntech Power Holdings Co. Ltd., ADR (China) (a)                          2,906,221

   NUMBER
OF SHARES   DESCRIPTION                                                                   VALUE
===============================================================================================
  422,839   Tata Motors Ltd., ADR (India)                                       $     6,841,535
  147,058   Trina Solar Ltd., ADR (China) (a)                                         3,235,276
  167,332   Yingli Green Energy Holding Co. Ltd., ADR (China) (a)                     1,937,705
-----------------------------------------------------------------------------------------------
                                                                                     23,257,956
-----------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY - 8.1%
   21,898   Baidu, Inc., ADR (China) (a)                                             11,358,055
   15,974   Changyou.com Ltd., ADR (China) (a)                                          530,337
   85,413   China Digital TV Holding Co. Ltd., ADR (China) (a)                          647,431
  200,100   Giant Interactive Group, Inc., ADR (China)                                1,552,776
  632,077   Infosys Technologies Ltd., ADR (India)                                   35,965,181
   47,974   KongZhong Corp. ADR (China) (a)                                             381,873
  101,238   LDK Solar Co. Ltd., ADR (China) (a)                                         626,663
   72,902   Longtop Financial Technologies Ltd., ADR (China) (a)                      2,420,346
  121,928   Netease.com, ADR (China) (a)                                              4,738,122
   64,824   Patni Computer Systems Ltd., ADR (India)                                  1,346,395
   75,946   Perfect World Co. Ltd., ADR (China) (a)                                   3,004,424
  146,420   Shanda Games Ltd., ADR (China) (a)                                        1,210,893
   74,947   Shanda Interactive Entertainment Ltd., ADR (China) (a)                    3,395,099
   42,146   VanceInfo Technologies, Inc., ADR (China) (a)                               834,069
  423,906   Wipro Ltd., ADR (India)                                                   9,164,848
-----------------------------------------------------------------------------------------------
                                                                                     77,176,512
-----------------------------------------------------------------------------------------------
            MATERIALS - 10.0%
  247,899   Aluminum Corp. of China Ltd., ADR (China) (a)                             5,974,366
  597,811   Cia Siderurgica Nacional SA, ADR (Brazil)                                19,542,442
  309,394   Fibria Celulose SA, ADR (Brazil) (a)                                      5,677,380
  115,732   Mechel, ADR (Russia)                                                      2,661,836
   45,045   Sinopec Shanghai Petrochemical Co. Ltd., ADR (China) (a)                  1,605,854
  595,574   Sterlite Industries India Ltd., ADR (India)                              10,059,245
1,805,114   Vale SA, ADR (Brazil)                                                    50,290,476
-----------------------------------------------------------------------------------------------
                                                                                     95,811,599
-----------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES - 11.7%
1,172,996   China Mobile Ltd., ADR (China)                                           57,981,192
  205,093   China Telecom Corp. Ltd., ADR (China)                                     9,026,143
1,721,984   China Unicom Hong Kong Ltd., ADR (China)                                 20,956,545
  200,047   Hutchison Telecommunications International Ltd., ADR (China) (a)            824,194
   42,100   Mahanagar Telephone Nigam, ADR (India)                                      130,089
  271,883   Mobile Telesystems OJSC, ADR (Russia)                                    14,233,075
   53,179   Tata Communications Ltd., ADR (India)                                       659,419
  465,645   Vimpel-Communications, ADR (Russia)                                       8,637,715
-----------------------------------------------------------------------------------------------
                                                                                    112,448,372
===============================================================================================

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 37

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

EEB | Claymore/BNY Mellon BRIC ETF (continued)

   NUMBER
OF SHARES  DESCRIPTION                                                                        VALUE
===================================================================================================
           UTILITIES - 1.3%
  353,082  Centrais Eletricas Brasileiras SA, ADR (Brazil)                          $     4,590,066
   90,464  Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)                  3,083,918
   34,171  CPFL Energia SA, ADR (Brazil)                                                  2,133,979
  121,109  Huaneng Power International, Inc., ADR (China)                                 2,888,449
---------------------------------------------------------------------------------------------------
                                                                                         12,696,412
---------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCKS - 64.3%
           (Cost $701,207,194)                                                          615,187,313
---------------------------------------------------------------------------------------------------
           PREFERRED STOCKS - 35.4%

           CONSUMER DISCRETIONARY - 0.4%
  348,685  NET Servicos de Comunicacao SA, Preference Shares, ADR (Brazil)                4,292,312
---------------------------------------------------------------------------------------------------
           CONSUMER STAPLES - 3.0%
  104,211  Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference
           Shares, ADR (Brazil)                                                           7,134,285
  224,223  Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)                  21,738,420
---------------------------------------------------------------------------------------------------
                                                                                         28,872,705
---------------------------------------------------------------------------------------------------
           ENERGY - 9.3%
2,142,792  Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)                       82,283,213
  144,214  Ultrapar Participacoes SA, Preference Shares, ADR (Brazil)                     6,475,209
---------------------------------------------------------------------------------------------------
                                                                                         88,758,422
---------------------------------------------------------------------------------------------------
           FINANCIALS - 9.3%
2,191,750  Banco Bradesco SA, Preference Shares, ADR (Brazil)                            37,939,192
2,552,986  Itau Unibanco Holding SA, Preference Shares, ADR (Brazil)                     50,957,601
---------------------------------------------------------------------------------------------------
                                                                                         88,896,793
---------------------------------------------------------------------------------------------------
           INDUSTRIALS - 0.6%
  203,282  Gol Linhas Aereas Inteligentes SA, Preference Shares, ADR (Brazil)             2,784,964
  142,205  Tam SA, Preference Shares, ADR (Brazil)                                        2,617,994
---------------------------------------------------------------------------------------------------
                                                                                          5,402,958
---------------------------------------------------------------------------------------------------
           MATERIALS - 9.0%
  169,606  Braskem SA, Preference Shares, ADR (Brazil) (a)                                2,410,101
  964,071  Gerdau SA, Preference Shares, ADR (Brazil)                                    14,220,047
2,811,348  Vale SA, Preference Shares, ADR (Brazil)                                      69,159,161
---------------------------------------------------------------------------------------------------
                                                                                         85,789,309
---------------------------------------------------------------------------------------------------
           TELECOMMUNICATION SERVICES - 2.0%
  152,584  Brasil Telecom SA, Preference Shares, ADR (Brazil) (a)                         3,134,075
  381,631  Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)             6,628,931
  100,954  Tim Participacoes SA, Preference Shares, ADR (Brazil)                          2,866,084
  258,357  Vivo Participacoes SA, Preference Shares, ADR (Brazil)                         6,991,140
---------------------------------------------------------------------------------------------------
                                                                                         19,620,230
---------------------------------------------------------------------------------------------------

   NUMBER
OF SHARES  DESCRIPTION                                                                        VALUE
===================================================================================================
           UTILITIES - 1.8%
  286,113  Centrais Eletricas Brasileiras SA, Preference Shares, ADR (Brazil)       $     4,620,725
  523,524  Cia Energetica de Minas Gerais, Preference Shares, ADR (Brazil)                8,570,088
  173,906  Cia Paranaense de Energia, Preference Shares, ADR (Brazil)                     3,563,334
---------------------------------------------------------------------------------------------------
                                                                                         16,754,147
---------------------------------------------------------------------------------------------------
           TOTAL PREFERRED STOCKS - 35.4%
           (Cost $342,042,181)                                                          338,386,876
---------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS - 99.7%
           (Cost $1,043,249,375)                                                        953,574,189
           Other Assets in excess of Liabilities - 0.3%                                   3,013,303
---------------------------------------------------------------------------------------------------
           NET ASSETS - 100.0%                                                      $   956,587,492
===================================================================================================

ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation
(a) Non-income producing security.
(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1,293,348 which represents 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

38 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

XGC | Claymore/BNY Mellon International Small Cap LDRs ETF

   NUMBER
OF SHARES   DESCRIPTION                                                                       VALUE
===================================================================================================
            COMMON STOCKS - 100.0%
            ARGENTINA - 3.8%
    1,897   Banco Macro SA, ADR                                                    $         49,436
    2,191   Cresud SACIF y A, ADR                                                            28,133
    4,640   Grupo Financiero Galicia SA, ADR (a)                                             22,272
    2,639   Pampa Energia SA, ADR                                                            28,053
    1,714   Petrobras Energia SA, ADR                                                        27,715
    4,349   Telecom Argentina SA, ADR (a)                                                    69,975
---------------------------------------------------------------------------------------------------
                                                                                            225,584
---------------------------------------------------------------------------------------------------
            BRAZIL - 20.7%
    4,698   Brasil Telecom SA, ADR (a)                                                       96,497
    4,201   Braskem SA, ADR                                                                  59,696
    2,847   Cia de Saneamento Basico do Estado de Sao Paulo, ADR                             97,054
    5,398   Cia Paranaense de Energia, ADR                                                  110,605
    1,165   CPFL Energia SA, ADR                                                             72,754
    6,694   Empresa Brasileira de Aeronautica SA, ADR                                       147,000
    8,243   Fibria Celulose SA, ADR (a)                                                     151,259
    3,646   Gafisa SA, ADR                                                                  111,969
    4,914   Gol Linhas Aereas Inteligentes SA, ADR                                           67,322
   10,780   NET Servicos de Comunicacao SA, ADR                                             132,702
    4,155   Tam SA, ADR, ADR                                                                 76,494
    3,157   Tim Participacoes SA, ADR                                                        89,627
---------------------------------------------------------------------------------------------------
                                                                                          1,212,979
---------------------------------------------------------------------------------------------------
            CAYMAN ISLANDS - 25.1%
      467   Changyou.com Ltd., ADR (a)                                                       15,505
    2,495   China Digital TV Holding Co. Ltd., ADR (a)                                       18,912
    1,285   China Medical Technologies, Inc., ADR                                            17,772
    1,262   China Real Estate Information Corp., ADR (a)                                     12,027
      909   CNinsure, Inc., ADR                                                              20,125
    2,503   E-House China Holdings Ltd., ADR (a)                                             43,803
    4,358   Focus Media Holding Ltd., ADR (a)                                                67,244
    5,752   Giant Interactive Group, Inc., ADR                                               44,636
    1,235   Home Inns & Hotels Management, Inc., ADR (a)                                     41,459
    5,178   Hutchison Telecommunications International Ltd., ADR (a)                         21,333
    7,006   JA Solar Holdings Co. Ltd., ADR (a)                                              34,750
    1,246   KongZhong Corp., ADR (a)                                                          9,918
    2,926   LDK Solar Co. Ltd., ADR (a)                                                      18,112
    1,626   Longtop Financial Technologies Ltd., ADR (a)                                     53,983
    6,931   Melco Crown Entertainment Ltd., ADR (a)                                          28,001
    4,063   Mindray Medical International Ltd., ADR                                         155,044
    3,887   NetEase.com, ADR (a)                                                            151,049
    1,565   New Oriental Education & Technology Group, ADR (a)                              122,367
    1,773   Perfect World Co. Ltd., ADR (a)                                                  70,140
   18,122   Semiconductor Manufacturing International Corp., ADR (a)                         94,053

   NUMBER
OF SHARES   DESCRIPTION                                                                       VALUE
===================================================================================================
    4,267   Shanda Games Ltd., ADR (a)                                             $         35,288
    2,046   Shanda Interactive Entertainment Ltd., ADR (a)                                   92,684
    6,580   Suntech Power Holdings Co. Ltd., ADR (a)                                         87,251
    3,371   Trina Solar Ltd., ADR (a)                                                        74,162
      930   VanceInfo Technologies, Inc., ADR (a)                                            18,405
    2,416   VisionChina Media, Inc., ADR (a)                                                 18,603
    3,001   WuXi PharmaTech Cayman, Inc., ADR (a)                                            48,376
    4,826   Yingli Green Energy Holding Co. Ltd., ADR (a)                                    55,885
---------------------------------------------------------------------------------------------------
                                                                                          1,470,887
---------------------------------------------------------------------------------------------------
            CHILE - 8.3%
      879   Banco de Chile, ADR                                                              54,489
    2,162   Banco Santander Chile, ADR                                                      138,519
    1,172   Cia Cervecerias Unidas SA, ADR                                                   45,333
    1,014   CorpBanca SA, ADR                                                                41,868
    1,408   Embotelladora Andina SA, ADR - Class B                                           27,625
    7,159   Lan Airlines SA, ADR                                                            127,359
    1,132   Vina Concha y Toro SA, ADR                                                       53,204
---------------------------------------------------------------------------------------------------
                                                                                            488,397
---------------------------------------------------------------------------------------------------
            CHINA - 4.2%
      847   China Eastern Airlines Corp. Ltd., ADR (a)                                       35,498
    1,906   China Southern Airlines Co. Ltd., ADR (a)                                        36,576
    1,548   Guangshen Railway Co. Ltd., ADR                                                  31,579
    4,112   Huaneng Power International, Inc., ADR                                           98,071
    1,262   Sinopec Shanghai Petrochemical Co. Ltd., ADR                                     44,990
---------------------------------------------------------------------------------------------------
                                                                                            246,714
---------------------------------------------------------------------------------------------------
            DENMARK - 0.3%
    1,884   Torm A/S, ADR                                                                    20,366
---------------------------------------------------------------------------------------------------
            HUNGARY - 1.4%
    4,581   Magyar Telekom Telecommunications PLC, ADR                                       82,550
---------------------------------------------------------------------------------------------------
            INDIA - 3.8%
    6,048   Dr Reddys Laboratories Ltd., ADR                                                148,841
    4,783   Mahanagar Telephone Nigam, ADR                                                   14,780
    1,916   Patni Computer Systems Ltd., ADR                                                 39,795
    1,365   Tata Communications Ltd., ADR                                                    16,926
---------------------------------------------------------------------------------------------------
                                                                                            220,342
---------------------------------------------------------------------------------------------------
            INDONESIA - 0.6%
    1,217   Indosat Tbk PT, ADR                                                              33,504
---------------------------------------------------------------------------------------------------
            IRELAND - 2.2%
    2,935   ICON PLC, ADR (a)                                                                69,119
    5,279   SkillSoft PLC, ADR (a)                                                           58,544
---------------------------------------------------------------------------------------------------
                                                                                            127,663
---------------------------------------------------------------------------------------------------

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 39

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

XGC | Claymore/BNY Mellon International Small Cap LDRs ETF (continued)

   NUMBER
OF SHARES  DESCRIPTION                                                    VALUE
===============================================================================
           ISRAEL - 3.4%
    3,270  Nice Systems Ltd., ADR (a)                            $      100,585
    4,236  Partner Communications Co. Ltd., ADR                         100,266
-------------------------------------------------------------------------------
                                                                        200,851
-------------------------------------------------------------------------------
           JAPAN - 3.2%
    5,169  Konami Corp., ADR                                             96,557
    1,544  Wacoal Holdings Corp., ADR                                    94,215
-------------------------------------------------------------------------------
                                                                        190,772
-------------------------------------------------------------------------------
           LUXEMBOURG - 3.7%
    9,833  Acergy SA, ADR                                               162,540
    1,652  Ternium SA, ADR                                               56,548
 ------------------------------------------------------------------------------
                                                                        219,088
-------------------------------------------------------------------------------
           MEXICO - 6.8%
    1,459  Coca-Cola Femsa SAB de CV, ADR                                93,682
    1,824  Desarrolladora Homex SAB de CV, ADR (a)                       49,868
    8,070  Empresas ICA SAB de CV, ADR (a)                               71,258
    1,932  Gruma SAB de CV, ADR (a)                                      15,263
    1,085  Grupo Aeroportuario del Centro Norte Sab de CV, ADR           13,812
    2,568  Grupo Aeroportuario del Pacifico SAB de CV, ADR               87,132
      972  Grupo Aeroportuario del Sureste SAB de CV, ADR                51,876
    1,890  Grupo Simec SAB de CV, ADR (a)                                14,345
-------------------------------------------------------------------------------
                                                                        397,236
-------------------------------------------------------------------------------
           NETHERLANDS - 2.6%
    2,270  ASM International NV (a)                                      53,277
    1,413  CNH Global NV                                                 36,441
    3,249  Crucell NV, ADR (a)                                           62,121
-------------------------------------------------------------------------------
                                                                        151,839
-------------------------------------------------------------------------------
           RUSSIA - 3.4%
    3,126  Mechel, ADR                                                   71,898
    6,119  Wimm-Bill-Dann Foods OJSC, ADR (a)                           125,317
-------------------------------------------------------------------------------
                                                                        197,215
-------------------------------------------------------------------------------
           SOUTH AFRICA - 1.8%
    2,035  DRDGOLD Ltd., ADR                                             12,332
   24,871  Sappi Ltd., ADR                                               93,266
-------------------------------------------------------------------------------
                                                                        105,598
-------------------------------------------------------------------------------
           SOUTH KOREA - 2.3%
    3,906  Woori Finance Holdings Co. Ltd., ADR                         132,179
-------------------------------------------------------------------------------

   NUMBER
OF SHARES  DESCRIPTION                                                    VALUE
===============================================================================
           UNITED KINGDOM - 2.4%
   11,902  Tomkins PLC, ADR                                        $    139,253
-------------------------------------------------------------------------------
           TOTAL INVESTMENTS - 100.0%
           (Cost $6,126,808)                                          5,863,017
           Liabilities in excess of Other Assets - (0.0%)                (2,809)
-------------------------------------------------------------------------------
           NET ASSETS - 100.0%                                     $  5,860,208
===============================================================================

ADR - American Depositary Receipt
A/S - Stock Company
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
PLC - Public Limited Company
PT - Limited Liability Company
SA - Corporation
SAB de CV - Variable Capital Company
(a) - non-income producing security

See notes to financial statements.

40 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

OTR | Claymore/Ocean Tomo Growth Index ETF

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           COMMON STOCKS - 99.6%

           CONSUMER DISCRETIONARY - 14.2%
    3,173  Amazon.com, Inc. (a)                                   $      375,683
      405  Bally Technologies, Inc. (a)                                   16,771
    6,922  DIRECTV - Class A (a)                                         234,310
    2,321  McGraw-Hill Cos., Inc. (The)                                   79,378
      405  NetFlix, Inc. (a)                                              26,750
      311  priceline.com, Inc. (a)                                        70,522
   28,818  Sirius XM Radio, Inc. (a)                                      29,394
      441  Smith & Wesson Holding Corp. (a)                                1,883
      556  Tempur-Pedic International, Inc. (a)                           15,790
--------------------------------------------------------------------------------
                                                                         850,481
--------------------------------------------------------------------------------
           CONSUMER STAPLES - 11.9%
   15,144  Altria Group, Inc.                                            304,697
    3,148  Avon Products, Inc.                                            95,825
    2,545  Campbell Soup Co.                                              84,825
    3,598  Coca-Cola Enterprises, Inc.                                    91,929
      321  Green Mountain Coffee Roasters, Inc. (a)                       27,089
    2,324  HJ Heinz Co.                                                  106,672
--------------------------------------------------------------------------------
                                                                         711,037
--------------------------------------------------------------------------------
           HEALTH CARE - 27.1%
    1,046  Amylin Pharmaceuticals, Inc. (a)                               19,769
      686  Arena Pharmaceuticals, Inc. (a)                                 2,086
      176  CardioNet, Inc. (a)                                             1,054
    3,380  Celgene Corp. (a)                                             201,178
      713  CR Bard, Inc.                                                  59,735
      963  Dendreon Corp. (a)                                             30,075
    6,617  Gilead Sciences, Inc. (a)                                     315,035
   19,036  GlaxoSmithKline PLC, ADR (United Kingdom)                     706,997
      918  Illumina, Inc. (a)                                             33,342
      520  Immucor, Inc. (a)                                              10,052
      281  Intuitive Surgical, Inc. (a)                                   97,546
      711  Myriad Genetics, Inc. (a)                                      16,353
      493  Savient Pharmaceuticals, Inc. (a)                               6,646
      394  Sequenom, Inc. (a)                                              2,549
      601  Valeant Pharmaceuticals International (a)                      22,369
    1,417  Vertex Pharmaceuticals, Inc. (a)                               57,544
      704  Waters Corp. (a)                                               42,001
--------------------------------------------------------------------------------
                                                                       1,624,331
--------------------------------------------------------------------------------
           INDUSTRIALS - 11.3%
    5,314  Boeing Co. (The)                                              335,632
    2,806  Lockheed Martin Corp.                                         218,195
      661  Oshkosh Corp.                                                  25,197
    1,526  Pitney Bowes, Inc.                                             34,945
    1,163  Rockwell Collins, Inc.                                         65,454
--------------------------------------------------------------------------------
                                                                         679,423
--------------------------------------------------------------------------------

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           INFORMATION TECHNOLOGY - 34.2%
    5,429  Accenture PLC - Class A (Ireland)                        $    216,997
    4,921  Advanced Micro Devices, Inc. (a)                               38,925
    2,177  Altera Corp.                                                   53,184
    1,354  Amkor Technology, Inc. (a)                                      8,151
      943  Art Technology Group, Inc. (a)                                  3,744
    1,972  Cadence Design Systems, Inc. (a)                               11,240
   14,415  Dell, Inc. (a)                                                190,711
      583  F5 Networks, Inc. (a)                                          32,531
    6,767  International Business Machines Corp.                         860,492
    1,750  National Semiconductor Corp.                                   25,340
    1,177  NCR Corp. (a)                                                  14,854
    2,480  NetApp, Inc. (a)                                               74,425
      776  Rambus, Inc. (a)                                               17,033
    4,189  Research In Motion Ltd. (Canada) (a)                          296,916
    2,931  SAIC, Inc. (a)                                                 57,741
      251  Synaptics, Inc. (a)                                             6,702
      803  TiVo, Inc. (a)                                                  7,613
      543  Varian Semiconductor Equipment Associates, Inc. (a)            16,333
    1,428  VeriSign, Inc. (a)                                             35,586
    5,171  Western Union Co. (The)                                        81,598
--------------------------------------------------------------------------------
                                                                       2,050,116
--------------------------------------------------------------------------------
           MATERIALS - 0.9%
    1,063  Celanese Corp. - Series A                                      33,155
    1,023  Nalco Holding Co.                                              23,795
--------------------------------------------------------------------------------
                                                                          56,950
--------------------------------------------------------------------------------
           TOTAL COMMON STOCKS - 99.6%
           (Cost $5,702,360)                                           5,972,338
--------------------------------------------------------------------------------

           EXCHANGE-TRADED FUNDS - 0.4%
      455  iShares S&P 500 Growth Index Fund
           (Cost $25,357)                                                 25,858
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS - 100.0%
           (Cost - $5,727,717)                                         5,998,196
           Other Assets in excess of Liabilities - 0.0%                    1,964
--------------------------------------------------------------------------------
           NET ASSETS - 100.0%                                       $ 6,000,160
================================================================================

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 41

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           COMMON STOCKS - 99.7%

           CONSUMER DISCRETIONARY - 6.7%
    1,325  Amazon.com, Inc. (a)                                    $     156,880
      169  American Axle & Manufacturing Holdings, Inc. (a)                1,658
      207  ArvinMeritor, Inc. (a)                                          2,414
      264  Autoliv, Inc. (Sweden) (a)                                     11,777
      168  Bally Technologies, Inc. (a)                                    6,957
      183  Black & Decker Corp.                                           13,262
      361  BorgWarner, Inc. (a)                                           13,523
      247  Brunswick Corp.                                                 2,850
      197  Callaway Golf Co.                                               1,562
    2,081  CBS Corp. - Class B                                            27,032
      431  Dana Holding Corp. (a)                                          4,900
    2,928  DIRECTV - Class A (a)                                          99,113
      865  Discovery Communications, Inc. - Class A (a)                   26,945
      266  DreamWorks Animation SKG, Inc. - Class A (a)                   11,560
      461  Fortune Brands, Inc.                                           20,206
      716  Gannett Co., Inc.                                              10,847
      615  Garmin, Ltd. (Cayman Islands)                                  19,649
      421  Gentex Corp.                                                    8,172
      742  Goodyear Tire & Rubber Co. (a)                                  9,639
      211  Harman International Industries, Inc. (a)                       9,102
    5,615  Honda Motor Co., Ltd. - ADR (Japan)                           194,335
      909  International Game Technology                                  15,953
      268  Jarden Corp.                                                    8,592
      464  Leggett & Platt, Inc.                                           8,793
      965  McGraw-Hill Cos., Inc.                                         33,003
      210  Mohawk Industries, Inc. (a)                                    10,832
      168  NetFlix, Inc. (a)                                              11,096
      853  Newell Rubbermaid, Inc.                                        11,729
      134  priceline.com, Inc. (a)                                        30,386
      393  Quiksilver, Inc. (a)                                            1,010
   11,943  Sirius XM Radio, Inc. (a)                                      12,182
      182  Smith & Wesson Holding Corp. (a)                                  777
    3,079  Sony Corp. - ADR (Japan)                                      105,025
      226  Tempur-Pedic International, Inc. (a)                            6,418
      166  Tenneco, Inc. (a)                                               3,347
    3,573  Time Warner, Inc.                                             103,760
      362  TRW Automotive Holdings Corp. (a)                               9,727
      226  Whirlpool Corp.                                                19,020
      181  WMS Industries, Inc. (a)                                        6,865
--------------------------------------------------------------------------------
                                                                       1,050,898
--------------------------------------------------------------------------------

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           CONSUMER STAPLES - 2.9%
    6,341  Altria Group, Inc.                                       $    127,581
    1,313  Avon Products, Inc.                                            39,968
      408  Bunge Ltd. (Bermuda)                                           24,313
    1,061  Campbell Soup Co.                                              35,363
    1,497  Coca-Cola Enterprises,Inc.                                     38,248
    1,358  ConAgra Foods, Inc.                                            33,217
      604  Del Monte Foods Co.                                             7,079
      137  Green Mountain Coffee Roasters, Inc. (a)                       11,561
      966  HJ Heinz Co.                                                   44,339
      562  Molson Coors Brewing Co. - Class B                             22,694
      895  Reynolds American, Inc.                                        47,256
      505  Smithfield Foods, Inc. (a)                                      8,691
    1,159  Tyson Foods, Inc. - Class A                                    19,749
--------------------------------------------------------------------------------
                                                                         460,059
--------------------------------------------------------------------------------
           ENERGY - 12.8%
      154  ATP Oil & Gas Corp. (a)                                         2,781
      951  Baker Hughes, Inc.                                             45,572
      896  BJ Services Co.                                                19,578
    9,571  BP PLC - ADR (United Kingdom)                                 509,273
    6,139  Chevron Corp.                                                 443,850
      237  Complete Production Services, Inc. (a)                          3,308
    4,540  ConocoPhillips                                                217,920
      252  Dresser-Rand Group, Inc. (a)                                    7,789
    2,750  Halliburton Co.                                                82,912
      474  International Coal Group, Inc. (a)                              2,067
      363  ION Geophysical Corp. (a)                                       1,663
      379  Key Energy Services, Inc. (a)                                   3,843
    1,285  National Oilwell Varco, Inc.                                   55,859
       83  Overseas Shipholding Group, Inc.                                3,693
      349  Rowan Cos., Inc. (a)                                            9,081
    9,549  Royal Dutch Shell PLC, ADR (United Kingdom)                   522,712
      766  Smith International, Inc.                                      31,398
      361  Sunoco, Inc.                                                    9,520
      320  USEC, Inc. (a)                                                  1,395
    2,236  Weatherford International, Ltd. (Switzerland) (a)              37,319
--------------------------------------------------------------------------------
                                                                       2,011,533
--------------------------------------------------------------------------------
           FINANCIALS - 1.2%
    3,647  American Express Co.                                          139,279
      783  Ameriprise Financial, Inc.                                     31,343
      280  East West Bancorp, Inc.                                         4,906
    9,891  Freddie Mac (a)                                                11,671
--------------------------------------------------------------------------------
                                                                         187,199
--------------------------------------------------------------------------------

See notes to financial statements.

42 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF (continued)

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           HEALTH CARE - 21.0%
    4,733  Abbott Laboratories                                    $      256,907
      192  Affymetrix, Inc. (a)                                            1,404
      270  Alkermes, Inc. (a)                                              3,094
      940  Allergan, Inc.                                                 54,924
      433  Amylin Pharmaceuticals, Inc. (a)                                8,184
      282  Arena Pharmaceuticals, Inc. (a)                                   857
    1,837  Baxter International, Inc.                                    104,580
      729  Becton Dickinson & Co.                                         56,767
      818  Biogen Idec, Inc. (a)                                          44,998
    4,627  Boston Scientific Corp. (a)                                    35,813
    5,238  Bristol-Myers Squibb Co.                                      128,383
    1,104  Cardinal Health, Inc.                                          37,503
       71  CardioNet, Inc. (a)                                               425
    1,398  Celgene Corp. (a)                                              83,209
      226  Cephalon, Inc. (a)                                             15,520
    1,540  Covidien PLC (Ireland)                                         75,645
      295  CR Bard, Inc.                                                  24,715
      408  Dendreon Corp. (a)                                             12,742
      827  Genzyme Corp. (a)                                              47,304
    2,758  Gilead Sciences, Inc. (a)                                     131,308
    7,942  GlaxoSmithKline PLC - ADR (United Kingdom)                    294,966
      785  Hologic, Inc. (a)                                              13,541
      379  Illumina, Inc. (a)                                             13,765
      212  Immucor, Inc. (a)                                               4,098
      117  Intuitive Surgical, Inc. (a)                                   40,615
       97  Jazz Pharmaceuticals, Inc. (a)                                    949
    8,443  Johnson & Johnson                                             531,909
      221  Kinetic Concepts, Inc. (a)                                      9,264
      758  King Pharmaceuticals, Inc. (a)                                  8,528
      544  Life Technologies Corp. (a)                                    27,614
      168  LifePoint Hospitals, Inc. (a)                                   5,124
      179  Medicis Pharmaceutical Corp. - Class A                          4,028
    3,374  Medtronic, Inc.                                               146,432
      294  Myriad Genetics, Inc. (a)                                       6,762
      180  OSI Pharmaceuticals, Inc. (a)                                   6,664
      337  PDL BioPharma, Inc.                                             2,359
      361  PerkinElmer, Inc.                                               8,018
   24,693  Pfizer, Inc.                                                  433,362
    8,069  Sanofi-Aventis SA - ADR (France)                              295,325
      207  Savient Pharmaceuticals, Inc. (a)                               2,790
      165  Sequenom, Inc. (a)                                              1,068
      574  Shire PLC - ADR (Channel Islands)                              37,035
    1,023  St. Jude Medical, Inc. (a)                                     39,099

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
    1,218  Stryker Corp.                                          $       64,676
    1,244  Thermo Fisher Scientific, Inc. (a)                             60,670
      251  Valeant Pharmaceuticals International (a)                       9,342
      389  Varian Medical Systems, Inc. (a)                               19,049
      582  Vertex Pharmaceuticals, Inc. (a)                               23,635
      293  Waters Corp. (a)                                               17,480
      371  Watson Pharmaceuticals, Inc. (a)                               14,762
      657  Zimmer Holdings, Inc. (a)                                      37,666
--------------------------------------------------------------------------------
                                                                       3,304,877
--------------------------------------------------------------------------------
           INDUSTRIALS - 9.5%
      281  AGCO Corp. (a)                                                  9,624
    1,021  AMR Corp. (a)                                                   9,383
      348  Avery Dennison Corp.                                           10,997
      309  BE Aerospace, Inc. (a)                                          8,003
    2,216  Boeing Co.                                                    139,963
      515  Cooper Industries PLC (Ireland)                                23,360
      978  Danaher Corp.                                                  72,343
      505  Eaton Corp.                                                    34,401
      134  Energy Conversion Devices, Inc. (a)                               965
      546  Evergreen Solar, Inc. (a)                                         611
   32,581  General Electric Co.                                          523,251
    2,338  Honeywell International, Inc.                                  93,894
      979  Ingersoll-Rand PLC (Ireland)                                   31,240
      560  ITT Corp.                                                      28,689
      491  KBR, Inc.                                                      10,169
      251  Kennametal, Inc.                                                6,538
      355  L-3 Communications Holdings, Inc.                              32,454
    1,160  Lockheed Martin Corp.                                          90,202
      403  Manitowoc Co., Inc.                                             4,699
    1,104  Masco Corp.                                                    14,760
      964  Northrop Grumman Corp.                                         59,055
      277  Oshkosh Corp. (a)                                              10,559
      392  Owens Corning (a)                                               9,224
      361  Pall Corp.                                                     14,249
      632  Pitney Bowes, Inc.                                             14,473
    1,175  Raytheon Co.                                                   66,082
      434  Rockwell Automation, Inc.                                      23,475
      487  Rockwell Collins, Inc.                                         27,408
      630  RR Donnelley & Sons Co.                                        12,531
      152  SPX Corp.                                                       9,042
      334  Terex Corp. (a)                                                 6,503
      827  Textron, Inc.                                                  16,474
      295  Timken Co.                                                      7,738
    1,455  Tyco International, Ltd. (Switzerland) (a)                     52,467


See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 43

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF (continued)

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           INDUSTRIALS (CONTINUED)
      541  UAL Corp. (a)                                            $      9,278
      255  URS Corp. (a)                                                  11,857
      306  USG Corp. (a)                                                   4,125
--------------------------------------------------------------------------------
                                                                       1,500,086
--------------------------------------------------------------------------------
           INFORMATION TECHNOLOGY - 36.0%
    2,245  Accenture PLC - Class A (Ireland)                              89,733
      288  ADC Telecommunications, Inc. (a)                                1,826
    2,045  Advanced Micro Devices, Inc. (a)                               16,176
    1,061  Agilent Technologies, Inc. (a)                                 33,379
      530  Akamai Technologies, Inc. (a)                                  13,939
    7,108  Alcatel-Lucent - ADR (France) (a)                              21,608
      908  Altera Corp.                                                   22,182
      628  Amdocs Ltd. (Channel Islands) (a)                              18,262
      522  Amkor Technology, Inc. (a)                                      3,142
      895  Analog Devices, Inc.                                           26,170
    2,775  Apple, Inc. (a)                                               567,820
    4,095  Applied Materials, Inc.                                        50,123
      268  Ariba, Inc. (a)                                                 3,219
    1,302  ARM Holdings PLC - ADR (United Kingdom)                        12,096
      380  Arris Group, Inc. (a)                                           3,922
      391  Art Technology Group, Inc. (a)                                  1,552
    1,384  Atmel Corp. (a)                                                 6,242
    2,711  AU Optronics Corp. - ADR (Taiwan)                              28,113
      702  Autodesk, Inc. (a)                                             19,572
    1,522  Broadcom Corp. - Class A                                       47,669
    1,608  CA, Inc.                                                       36,180
      814  Cadence Design Systems, Inc. (a)                                4,640
    4,081  Canon, Inc. - ADR (Japan)                                     169,280
      261  Ciena Corp. (a)                                                 3,743
   17,639  Cisco Systems, Inc. (a)                                       429,157
      291  CommScope, Inc. (a)                                             7,418
      728  Compuware Corp. (a)                                             5,453
    4,739  Corning, Inc.                                                  83,549
      320  Cree, Inc. (a)                                                 21,706
      475  Cypress Semiconductor Corp. (a)                                 5,624
    5,961  Dell, Inc. (a)                                                 78,864
    6,242  EMC Corp. (a)                                                 109,173
      403  Entegris, Inc. (a)                                              1,805
      239  F5 Networks, Inc. (a)                                          13,336
      379  Fairchild Semiconductor International, Inc. (a)                 3,911
      175  Finisar Corp. (a)                                               2,193
      270  Harmonic, Inc. (a)                                              1,771
      404  Harris Corp.                                                   18,269

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
    7,224  Hewlett-Packard Co.                                      $    366,907
      399  IAC/InterActive Corp. (a)                                       8,934
      493  Integrated Device Technology, Inc. (a)                          2,697
   16,897  Intel Corp.                                                   346,895
    4,020  International Business Machines Corp.                         511,183
      377  Intersil Corp. - Class A                                        5,595
      683  JDS Uniphase Corp. (a)                                          7,329
    1,608  Juniper Networks, Inc. (a)                                     44,992
      520  KLA-Tencor Corp.                                               15,148
      391  Lam Research Corp. (a)                                         13,259
      239  Lexmark International, Inc. - Class A (a)                       8,057
    2,196  LG Display Co. Ltd. - ADR (South Korea)                        33,028
      588  Logitech International SA (Switzerland) (a)                     9,161
    2,000  LSI Corp. (a)                                                  10,780
    1,914  Marvell Technology Group, Ltd. (Bermuda) (a)                   36,978
      937  Maxim Integrated Products, Inc.                                17,353
      478  McAfee, Inc. (a)                                               18,972
      686  MEMC Electronic Materials, Inc. (a)                             8,307
      560  Microchip Technology, Inc.                                     15,154
    2,600  Micron Technology, Inc. (a)                                    23,556
      251  Microsemi Corp. (a)                                             3,893
   27,170  Microsoft Corp.                                               778,692
      533  Molex, Inc.                                                    10,900
    7,038  Motorola, Inc. (a)                                             47,577
      727  National Semiconductor Corp.                                   10,527
      489  NCR Corp. (a)                                                   6,171
    1,034  NetApp, Inc. (a)                                               31,030
   11,459  Nokia OYJ - ADR (Finland)                                     154,353
    1,063  Novell, Inc. (a)                                                4,985
      296  Novellus Systems, Inc. (a)                                      6,547
      825  Nuance Communications, Inc. (a)                                11,872
    1,679  Nvidia Corp. (a)                                               27,200
    1,298  ON Semiconductor Corp. (a)                                     10,332
      687  PMC - Sierra, Inc. (a)                                          5,702
      254  Polycom, Inc. (a)                                               6,632
    5,111  Qualcomm, Inc.                                                187,523
      322  Rambus, Inc. (a)                                                7,068
    1,704  Research In Motion Ltd. (Canada) (a)                          120,779
      310  Rovi Corp. (a)                                                 10,385
    1,218  SAIC, Inc. (a)                                                 23,995
      698  SanDisk Corp. (a)                                              20,333
      231  Sanmina-SCI Corp. (a)                                           3,821
    1,523  Seagate Technology (Cayman Islands) (a)                        30,323
      139  Silicon Laboratories, Inc. (a)                                  6,316

See notes to financial statements.

44 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

OTP | Claymore/Ocean Tomo Patent ETF (continued)

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           INFORMATION TECHNOLOGY (CONTINUED)
    1,914  Siliconware Precision Industries Co. - ADR (Taiwan)     $      11,178
      529  Skyworks Solutions, Inc. (a)                                    8,078
    2,501  Symantec Corp. (a)                                             41,391
      101  Synaptics, Inc. (a)                                             2,697
      447  Synopsys, Inc. (a)                                              9,789
    9,979  Telefonaktiebolaget LM Ericsson, ADR (Sweden)                  99,890
    1,216  Tellabs, Inc.                                                   8,402
      530  Teradata Corp. (a)                                             16,160
    3,845  Texas Instruments, Inc.                                        93,741
      334  TiVo, Inc. (a)                                                  3,166
      365  Trimble Navigation Ltd. (a)                                     9,807
      462  TriQuint Semiconductor, Inc. (a)                                3,322
    1,410  Tyco Electronics Ltd. (Switzerland)                            36,138
    7,971  United Microelectronics Corp. - ADR (Taiwan) (a)               27,340
      224  Varian Semiconductor Equipment Associates, Inc. (a)             6,738
      263  VeriFone Holdings, Inc. (a)                                     5,076
      589  VeriSign, Inc. (a)                                             14,678
      534  Vishay Intertechnology, Inc. (a)                                5,473
    1,229  VMware, Inc. - Class A (a)                                     60,848
      687  Western Digital Corp. (a)                                      26,539
    2,153  Western Union Co.                                              33,974
    4,131  Xerox Corp.                                                    38,707
      850  Xilinx, Inc.                                                   21,955
    4,307  Yahoo!, Inc. (a)                                               65,940
--------------------------------------------------------------------------------
                                                                       5,665,085
--------------------------------------------------------------------------------
           MATERIALS - 3.4%
      644  Air Products & Chemicals, Inc.                                 44,166
    2,991  Alcoa, Inc.                                                    39,780
      226  Ashland, Inc.                                                  10,640
      437  Celanese Corp. - Series A                                      13,630
    3,486  Dow Chemical Co.                                               98,689
      223  Eastman Chemical Co.                                           13,280
      727  Ecolab, Inc.                                                   30,636
    2,771  EI Du Pont de Nemours & Co.                                    93,438
      203  Ferro Corp. (a)                                                 1,663
      728  Huntsman Corp.                                                  9,995
    1,328  International Paper Co.                                        30,770
      389  Louisiana-Pacific Corp. (a)                                     2,960
      529  MeadWestvaco Corp.                                             12,135
      421  Nalco Holding Co.                                               9,792
      239  Olin Corp.                                                      4,185
      515  PPG Industries, Inc.                                           31,693

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
      488  Sealed Air Corp.                                        $       9,970
      375  Solutia, Inc. (a)                                               5,276
    1,805  Teck Resources Ltd. - Class B (Canada) (a)                     66,677
--------------------------------------------------------------------------------
                                                                         529,375
--------------------------------------------------------------------------------
           TELECOMMUNICATION SERVICES - 6.0%
   18,057  AT&T, Inc.                                                    447,994
    5,018  Level 3 Communications, Inc. (a)                                7,979
    9,634  Nippon Telegraph & Telephone Corp. - ADR (Japan)              209,828
    8,804  Sprint Nextel Corp. (a)                                        29,317
    8,692  Verizon Communications, Inc.                                  251,460
--------------------------------------------------------------------------------
                                                                         946,578
--------------------------------------------------------------------------------
           UTILITIES - 0.2%
      674  Pepco Holdings, Inc.                                           11,336
      309  Pinnacle West Capital Corp.                                    11,251
--------------------------------------------------------------------------------
                                                                          22,587
--------------------------------------------------------------------------------
           TOTAL COMMON STOCKS - 99.7%
           (Cost $16,245,343)                                         15,678,277
--------------------------------------------------------------------------------

           EXCHANGE TRADED FUNDS - 0.1%
       85  SPDR S&P 500 ETF Trust
           (Cost $9,293)                                                   9,415
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS - 99.8%
           (Cost $16,254,636)                                         15,687,692
           Other Assets in excess of Liabilities - 0.2%                   29,988
--------------------------------------------------------------------------------
           NET ASSETS - 100.0%                                     $  15,717,680
================================================================================

ADR - American Depositary Receipt
OYJ - Public Stock Company
PLC - Public Limited Company
SA - Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 45

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

RYJ | Claymore/Raymond James SB-1 Equity ETF

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           TOTAL INVESTMENTS - 100.0%

           COMMON STOCKS - 93.2%

           CONSUMER DISCRETIONARY - 15.6%
    8,386  Advance Auto Parts, Inc.                               $      342,149
    2,054  Autozone, Inc. (a)                                            340,820
    9,265  Best Buy Co., Inc.                                            338,173
   10,765  Big Lots, Inc. (a)                                            360,628
   17,402  Carmike Cinemas, Inc. (a)                                     158,358
   10,017  Carnival Corp. (Panama)                                       360,211
   21,936  Carrols Restaurant Group, Inc. (a)                            139,294
   22,058  Cinemark Holdings, Inc.                                       355,354
   20,566  Culp, Inc. (a)                                                267,769
   11,851  DineEquity, Inc. (a)                                          347,708
    6,787  Dollar Tree, Inc. (a)                                         378,307
   21,957  Ethan Allen Interiors, Inc.                                   350,434
   10,968  Home Depot, Inc.                                              342,202
   27,221  La-Z-Boy, Inc. (a)                                            343,257
   10,172  MDC Holdings, Inc.                                            348,086
   41,586  O'Charley's, Inc. (a)                                         336,431
    8,737  O'Reilly Automotive, Inc. (a)                                 343,364
    4,658  Panera Bread Co. - Class A (a)                                339,056
   54,928  Pier 1 Imports, Inc. (a)                                      335,610
   22,530  Regal Entertainment Group - Class A                           336,598
   43,914  Select Comfort Corp. (a)                                      338,138
   41,897  Service Corp International                                    337,690
--------------------------------------------------------------------------------
                                                                       7,139,637
--------------------------------------------------------------------------------
           CONSUMER STAPLES - 1.5%
    9,876  CVS Caremark Corp.                                            333,315
    6,290  Wal-Mart Stores, Inc.                                         340,100
--------------------------------------------------------------------------------
                                                                         673,415
--------------------------------------------------------------------------------
           ENERGY - 12.0%
    7,514  Alpha Natural Resources, Inc. (a)                             345,719
   45,148  BPZ Resources, Inc. (a)                                       353,057
   21,690  Brigham Exploration Co. (a)                                   356,150
    4,683  Chevron Corp.                                                 338,581
    7,468  Concho Resources, Inc. (a)                                    346,889
    8,729  Continental Resources, Inc. (a)                               344,621
    3,879  Diamond Offshore Drilling, Inc.                               338,714
    5,742  Hess Corp.                                                    337,630
    7,821  National Oilwell Varco, Inc.                                  339,979
    8,007  Noble Corp. (Switzerland)                                     338,376
    7,303  Pioneer Natural Resources Co.                                 340,685
   10,573  Plains Exploration & Production Co. (a)                       346,900
   31,938  Resolute Energy Corp. (a)                                     340,140

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
   14,613  T-3 Energy Services, Inc. (a)                          $      346,913
    3,992  Transocean Ltd. (Switzerland) (a)                             318,641
    4,724  Whiting Petroleum Corp. (a)                                   353,591
--------------------------------------------------------------------------------
                                                                       5,486,586
--------------------------------------------------------------------------------
           FINANCIALS - 16.6%
    7,008  Aflac, Inc.                                                   346,546
   10,816  Allstate Corp. (The)                                          338,000
   21,158  Bank of America Corp.                                         352,492
   21,703  BioMed Realty Trust, Inc. - REIT                              335,311
   25,533  Cardinal Financial Corp.                                      247,925
   28,616  Centerstate Banks, Inc.                                       307,336
   15,324  Community Bank System, Inc.                                   343,411
    9,157  Corporate Office Properties Trust - REIT                      337,252
    6,661  Digital Realty Trust, Inc. - REIT                             343,574
   17,520  DuPont Fabros Technology, Inc. - REIT                         343,392
   18,820  First Financial Bancorp                                       349,299
   63,395  GFI Group, Inc.                                               349,306
    6,974  Hudson Valley Holding Corp.                                   169,120
    5,941  Iberiabank Corp.                                              339,291
   17,045  Lakeland Bancorp, Inc.                                        129,883
   21,703  New York Community Bancorp, Inc.                              336,179
   21,760  People's United Financial, Inc.                               343,155
   22,990  Pinnacle Financial Partners, Inc. (a)                         347,379
   19,746  Progressive Corp. (The)                                       338,644
   20,268  Texas Capital Bancshares, Inc. (a)                            341,516
    8,220  Tower Bancorp, Inc.                                           212,240
   13,896  US Bancorp                                                    341,981
   12,359  Wells Fargo & Co.                                             337,895
   10,026  Wintrust Financial Corp.                                      341,285
--------------------------------------------------------------------------------
                                                                       7,572,412
--------------------------------------------------------------------------------
           HEALTH CARE - 4.4%
   12,154  AmerisourceBergen Corp.                                       340,798
   58,552  AMICAS, Inc. (a)                                              343,700
    6,723  Covidien PLC (Ireland)                                        330,234
    5,518  DaVita, Inc. (a)                                              339,964
   13,588  ICON PLC, ADR (Ireland) (a)                                   319,997
   28,294  Phase Forward, Inc. (a)                                       337,547
--------------------------------------------------------------------------------
                                                                       2,012,240
--------------------------------------------------------------------------------
           INDUSTRIALS - 10.4%
   12,123  American Superconductor Corp. (a)                             339,444
    5,731  Clean Harbors, Inc. (a)                                       325,750
    6,130  Copa Holdings SA - Class A (Panama)                           333,411
   26,831  Houston Wire & Cable Co.                                      329,216
   12,918  HUB Group, Inc. - Class A (a)                                 348,398


See notes to financial statements.

46 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

RYJ | Claymore/Raymond James SB-1 Equity ETF (continued)

   NUMBER
OF SHARES  DESCRIPTION                                                    VALUE
===============================================================================
           INDUSTRIALS (CONTINUED)
   19,361  IESI-BFC Ltd. (Canada)                                $      341,141
    6,654  Norfolk Southern Corp.                                       342,215
   28,581  RailAmerica, Inc. (a)                                        338,399
   12,193  Republic Services, Inc.                                      343,111
   12,432  Ryanair Holdings PLC, ADR (Ireland) (a)                      341,507
   13,902  Stanley, Inc. (a)                                            350,469
    6,105  Stanley Works (The)                                          349,511
   10,171  Waste Connections, Inc. (a)                                  341,949
   33,626  Waste Services, Inc. (a)                                     338,950
-------------------------------------------------------------------------------
                                                                      4,763,471
-------------------------------------------------------------------------------
           INFORMATION TECHNOLOGY - 28.9%
   51,101  ADC Telecommunications, Inc. (a)                             323,980
   14,575  ADTRAN, Inc.                                                 340,764
    6,026  Alliance Data Systems Corp. (a)                              334,081
   14,512  Altera Corp.                                                 354,528
   11,570  Analog Devices, Inc.                                         338,307
   82,662  Art Technology Group, Inc. (a)                               328,168
    8,186  Automatic Data Processing, Inc.                              340,619
   15,247  CA, Inc.                                                     343,058
   32,744  Cogent, Inc. (a)                                             324,166
   19,735  Cybersource Corp. (a)                                        338,061
   16,754  Diodes, Inc. (a)                                             328,546
    3,618  Equinix, Inc. (a)                                            341,792
   33,558  Fairchild Semiconductor International, Inc. (a)              346,319
   12,641  FLIR Systems, Inc. (a)                                       338,905
    7,895  Global Payments, Inc.                                        337,985
    7,248  Harris Corp.                                                 327,755
    6,729  Hewlett-Packard Co.                                          341,766
    9,848  Hughes Communications, Inc. (a)                              277,418
   34,240  JDS Uniphase Corp. (a)                                       367,395
   27,198  KVH Industries, Inc. (a)                                     331,816
   13,226  Manhattan Associates, Inc. (a)                               334,221
    8,481  McAfee, Inc. (a)                                             336,611
   39,172  Micron Technology, Inc. (a)                                  354,898
   20,948  Microsemi Corp. (a)                                          324,903
   49,743  Motorola, Inc. (a)                                           336,263
   12,387  NCI, Inc. - Class A (a)                                      348,942
   23,601  Nuance Communications, Inc. (a)                              339,618
   20,809  NVIDIA Corp. (a)                                             337,106
   22,352  ORBCOMM, Inc. (a)                                             54,092
   17,173  Rackspace Hosting, Inc. (a)                                  340,541
   30,033  Radiant Systems, Inc. (a)                                    335,469
   78,071  RF Micro Devices, Inc. (a)                                   328,679

   NUMBER
OF SHARES  DESCRIPTION                                                    VALUE
===============================================================================
   22,866  Skyworks Solutions, Inc. (a)                          $      349,164
    7,728  Sybase, Inc. (a)                                             343,046
   11,871  SYNNEX Corp. (a)                                             339,985
   46,842  Terremark Worldwide, Inc. (a)                                337,262
   14,255  TNS, Inc. (a)                                                336,846
    3,916  Visa, Inc. - Class A (a)                                     333,956
   23,470  Vocus, Inc.                                                  333,978
   13,410  Xilinx, Inc.                                                 346,380
-------------------------------------------------------------------------------
                                                                     13,197,389
-------------------------------------------------------------------------------
           TELECOMMUNICATION SERVICES - 3.8%
    7,879  American Tower Corp. - Class A (a)                           336,118
    9,077  Crown Castle International Corp. (a)                         343,111
   51,886  Iridium Communications, Inc. (a)                             348,155
    9,066  NII Holdings, Inc. (a)                                       339,250
    9,811  SBA Communications Corp. - Class A (a)                       346,917
-------------------------------------------------------------------------------
                                                                      1,713,551
-------------------------------------------------------------------------------
           TOTAL COMMON STOCKS - 93.2%
           (Cost $36,520,910)                                        42,558,701
-------------------------------------------------------------------------------
           MASTER LIMITED PARTNERSHIPS - 6.8%

           ENERGY - 6.0%
   10,619  Energy Transfer Equity LP                                    343,206
    7,346  Energy Transfer Partners LP                                  339,973
   10,452  Enterprise Products Partners LP                              342,408
   11,234  EV Energy Partner LP                                         347,018
    9,414  Inergy LP                                                    340,034
   16,493  Legacy Reserves LP                                           348,992
   12,690  Teekay LNG Partners LP (Marshall Islands)                    346,310
   18,359  Teekay Offshore Partners LP (Marshall Islands)               344,966
-------------------------------------------------------------------------------
                                                                      2,752,907
-------------------------------------------------------------------------------
           UTILITIES - 0.8%
    7,238  Suburban Propane Partners LP                                 344,384
-------------------------------------------------------------------------------
           TOTAL MASTER LIMITED PARTNERSHIPS - 6.8%
           (Cost $2,236,350)                                          3,097,291
-------------------------------------------------------------------------------
           Total Investments - 100.0%
           (Cost $38,757,260)                                        45,655,992
           Liabilities in excess of Other Assets - (0.0%)               (10,607)
-------------------------------------------------------------------------------
           NET ASSETS - 100.0%                                    $  45,645,385
-------------------------------------------------------------------------------

ADR - American Depositary Receipt
LP - Limited Partnership
PLC -Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 47

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

DEF | Claymore/Sabrient Defensive Equity Index ETF

   NUMBER
OF SHARES  DESCRIPTION                                                                        VALUE
===================================================================================================
           COMMON STOCKS - 87.7%

           CONSUMER DISCRETIONARY - 7.1%
      923  AutoZone, Inc. (a)                                                          $    153,153
    2,905  Dollar Tree, Inc. (a)                                                            161,925
    4,581  Family Dollar Stores, Inc.                                                       151,127
    4,910  Interactive Data Corp.                                                           148,822
    2,225  McDonald's Corp.                                                                 142,066
    4,148  McGraw-Hill Cos., Inc. (The)                                                     141,862
    5,586  PetSmart, Inc.                                                                   152,051
---------------------------------------------------------------------------------------------------
                                                                                          1,051,006
---------------------------------------------------------------------------------------------------
           CONSUMER STAPLES - 17.1%
    2,194  British American Tobacco PLC, ADR (United Kingdom)                               148,973
    4,393  Campbell Soup Co.                                                                146,419
    2,361  Clorox Co.                                                                       144,753
    7,067  Coca-Cola Enterprises, Inc.                                                      180,562
    1,788  Colgate-Palmolive Co.                                                            148,297
    6,397  ConAgra Foods, Inc.                                                              156,471
    8,009  Dean Foods Co. (a)                                                               116,851
    3,329  HJ Heinz Co.                                                                     152,801
    3,673  Hormel Foods Corp.                                                               150,997
    2,722  Kellogg Co.                                                                      141,952
    2,406  Kimberly-Clark Corp.                                                             146,140
    6,739  Kroger Co. (The)                                                                 148,932
    1,921  Lorillard, Inc.                                                                  140,310
    3,986  McCormick & Co., Inc.                                                            147,920
    2,389  PepsiCo, Inc.                                                                    149,241
    2,665  Reynolds American, Inc.                                                          140,712
    5,224  Sysco Corp.                                                                      150,974
---------------------------------------------------------------------------------------------------
                                                                                          2,512,305
---------------------------------------------------------------------------------------------------
           ENERGY - 1.0%
    3,233  Enbridge, Inc. (Canada)                                                          143,157
---------------------------------------------------------------------------------------------------
           FINANCIALS - 13.4%
    2,962  ACE Ltd. (Switzerland)                                                           148,070
    8,051  Annaly Capital Management, Inc. - REIT                                           147,977
    3,673  AON Corp.                                                                        150,373
    5,025  Axis Capital Holdings Ltd. (Bermuda)                                             158,036
    3,760  Commerce Bancshares, Inc.                                                        152,318
    1,706  Everest Re Group Ltd. (Bermuda)                                                  145,727
    5,315  HCC Insurance Holdings, Inc.                                                     148,289
    1,950  PartnerRe Ltd. (Bermuda)                                                         155,240
   23,296  Regions Financial Corp.                                                          157,248
    2,763  RenaissanceRe Holdings Ltd. (Bermuda)                                            152,960
   11,281  TFS Financial Corp.                                                              144,961

     NUMBER
  OF SHARES  DESCRIPTION                                                                      VALUE
===================================================================================================
      2,865  Travelers Cos., Inc. (The)                                                $    150,670
      5,915  WR Berkley Corp.                                                               152,252
---------------------------------------------------------------------------------------------------
                                                                                          1,964,121
---------------------------------------------------------------------------------------------------
             HEALTH CARE - 3.0%
      2,530  Baxter International, Inc.                                                     144,033
      2,636  Novartis AG, ADR (Switzerland)                                                 145,824
      3,114  Perrigo Co.                                                                    154,361
---------------------------------------------------------------------------------------------------
                                                                                            444,218
---------------------------------------------------------------------------------------------------
             INDUSTRIALS - 4.0%
      1,834  Dun & Bradstreet Corp.                                                         128,673
      7,376  RR Donnelley & Sons Co.                                                        146,709
     12,926  Southwest Airlines Co.                                                         162,609
      4,481  Waste Management, Inc.                                                         147,963
---------------------------------------------------------------------------------------------------
                                                                                            585,954
---------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 3.7%
      3,511  Accenture PLC - Class A (Ireland)                                              140,335
      6,467  Broadridge Financial Solutions, Inc.                                           136,066
      3,152  Global Payments, Inc.                                                          134,937
      4,203  Hitachi Ltd., ADR (Japan)                                                      138,195
---------------------------------------------------------------------------------------------------
                                                                                            549,533
---------------------------------------------------------------------------------------------------
             MATERIALS - 2.1%
      2,850  Ball Corp.                                                                     154,014
      2,471  PPG Industries, Inc.                                                           152,065
---------------------------------------------------------------------------------------------------
                                                                                            306,079
---------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES - 11.9%
      5,694  AT&T, Inc.                                                                     141,268
      5,402  BCE, Inc. (Canada)                                                             149,960
      4,433  Cellcom Israel Ltd. (Israel)                                                   151,077
      4,238  CenturyTel, Inc.                                                               145,236
      7,900  Chunghwa Telecom Co. Ltd., ADR (Taiwan)                                        147,572
      6,498  Nippon Telegraph & Telephone Corp., ADR (Japan)                                141,526
      8,968  NTT DoCoMo, Inc., ADR (Japan)                                                  138,735
      6,813  Partner Communications Co. Ltd., ADR (Israel)                                  161,264
      2,625  Philippine Long Distance Telephone Co., ADR (Philippines)                      147,787
     33,157  Qwest Communications International, Inc.                                       151,196
      8,496  SK Telecom Co. Ltd., ADR (South Korea)                                         141,713
     17,473  Telecom Corp. of New Zealand Ltd., ADR (New Zealand)                           138,037
---------------------------------------------------------------------------------------------------
                                                                                          1,755,371
---------------------------------------------------------------------------------------------------

See notes to financial statements.

48 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

DEF | Claymore/Sabrient Defensive Equity Index ETF (continued)

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           UTILITIES - 24.4%
    4,658  Alliant Energy Corp.                                   $      147,333
    5,709  Ameren Corp.                                                  141,069
    6,556  American Water Works Co., Inc.                                145,937
    5,210  Atmos Energy Corp.                                            143,067
   10,265  Centerpoint Energy, Inc.                                      137,346
    9,574  CMS Energy Corp.                                              146,195
    3,314  Consolidated Edison, Inc.                                     141,673
    3,871  Dominion Resources, Inc.                                      147,059
    5,378  DPL, Inc.                                                     142,732
    3,415  DTE Energy Co.                                                148,279
    8,708  Duke Energy Corp.                                             142,376
    6,645  Enersis SA, ADR (Chile)                                       143,598
    1,850  Entergy Corp.                                                 140,545
    5,652  Northeast Utilities                                           144,691
    4,218  NSTAR                                                         142,653
   12,461  NV Energy, Inc.                                               138,442
    4,008  OGE Energy Corp.                                              146,532
    3,447  PG&E Corp.                                                    144,498
    4,023  Pinnacle West Capital Corp.                                   146,477
    3,696  Progress Energy, Inc.                                         141,520
    4,049  SCANA Corp.                                                   145,966
    4,516  Southern Co.                                                  143,473
    5,829  UGI Corp.                                                     146,016
    2,962  Wisconsin Energy Corp.                                        143,450
    7,050  Xcel Energy, Inc.                                             146,710
--------------------------------------------------------------------------------
                                                                       3,597,637
--------------------------------------------------------------------------------
           TOTAL COMMON STOCKS - 87.7%
           (Cost $12,574,071)                                         12,909,381
--------------------------------------------------------------------------------
           MASTER LIMITED PARTNERSHIPS - 11.2%

           ENERGY - 10.1%
    4,778  Boardwalk Pipeline Partners LP                                143,053
    2,811  Enbridge Energy Partners LP                                   143,979
    4,528  Energy Transfer Equity LP                                     146,345
    3,216  Energy Transfer Partners LP                                   148,836
    3,709  Enterprise GP Holdings LP                                     152,217
    4,596  Enterprise Products Partners LP                               150,565
    5,663  Linn Energy LLC                                               149,220
    3,434  Magellan Midstream Partners LP                                155,354
    2,653  NuStar Energy LP                                              152,256
    2,418  ONEOK Partners LP                                             146,652
--------------------------------------------------------------------------------
                                                                       1,488,477
--------------------------------------------------------------------------------

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           INDUSTRIALS - 1.1%
    3,144  Icahn Enterprises LP                                   $      157,483
--------------------------------------------------------------------------------
           TOTAL MASTER LIMITED PARTNERSHIPS - 11.2%
           (Cost $1,413,830)                                           1,645,960
--------------------------------------------------------------------------------
           INCOME TRUSTS - 1.0%

           ENERGY - 1.0%
    6,592  Enerplus Resources Fund (Canada)
           (Cost $240,485)                                               147,133
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS - 99.9%
           (Cost $14,228,386)                                         14,702,474
           Other Assets in excess of Liabilities - 0.1%                   10,157
--------------------------------------------------------------------------------
           NET ASSETS - 100.0%                                    $   14,712,631
================================================================================

ADR - American Depositary Receipt
AG - Stock Corporation
LLC -Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT -Real Estate Investment Trust
SA -Corporation

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 49

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

NFO | Claymore/Sabrient Insider ETF

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           COMMON STOCKS - 95.5%

           CONSUMER DISCRETIONARY - 19.4%
   19,817  Advance Auto Parts, Inc.                               $      808,534
   14,663  Apollo Group, Inc. - Class A (a)                              878,020
   54,930  Bridgepoint Education, Inc. (a)                               927,218
   65,863  Cabela's, Inc. (a)                                          1,018,242
   22,714  Coach, Inc.                                                   827,698
   58,121  Corinthian Colleges, Inc. (a)                                 942,723
   14,759  DeVry, Inc.                                                   932,031
   74,414  Dolan Media Co. (a)                                           775,394
   25,331  Fossil, Inc. (a)                                              918,249
   37,539  Gap, Inc. (The)                                               807,089
   18,672  J Crew Group, Inc. (a)                                        785,718
   39,000  Lincoln Educational Services Corp. (a)                        869,700
   31,041  Lumber Liquidators Holdings, Inc. (a)                         688,489
   10,110  Polo Ralph Lauren Corp.                                       808,092
   51,573  Red Robin Gourmet Burgers, Inc. (a)                         1,022,693
  106,862  Sally Beauty Holdings, Inc. (a)                               875,200
   37,768  Starbucks Corp. (a)                                           865,265
    4,045  Strayer Education, Inc.                                       917,527
   17,472  Target Corp.                                                  900,158
--------------------------------------------------------------------------------
                                                                      16,568,040
--------------------------------------------------------------------------------
           CONSUMER STAPLES - 8.5%
   22,854  Campbell Soup Co.                                             761,724
   45,746  Chiquita Brands International, Inc. (a)                       666,062
   13,405  Church & Dwight Co., Inc.                                     900,548
   37,259  Fresh Del Monte Produce, Inc. (Cayman Islands) (a)            723,197
   20,802  Hormel Foods Corp.                                            855,170
   13,591  JM Smucker Co. (The)                                          811,111
   30,064  Kraft Foods, Inc. - Class A                                   854,720
   23,504  Nash Finch Co.                                                828,986
   12,953  Procter & Gamble Co. (The)                                    819,666
--------------------------------------------------------------------------------
                                                                       7,221,184
--------------------------------------------------------------------------------
           ENERGY - 4.5%
   19,643  Concho Resources, Inc. (a)                                    912,417
   12,308  Noble Energy, Inc.                                            894,053
   66,288  Patriot Coal Corp. (a)                                      1,104,358
   21,725  Unit Corp. (a)                                                944,386
--------------------------------------------------------------------------------
                                                                       3,855,214
--------------------------------------------------------------------------------

   NUMBER
OF SHARES  DESCRIPTION                                                     VALUE
================================================================================
           FINANCIALS - 16.3%
   17,488  Aflac, Inc.                                            $      864,782
   17,274  Allied World Assurance Co. Holdings Ltd. (Bermuda)            796,331
   34,132  American Financial Group, Inc.                                882,995
   64,637  Ares Capital Corp.                                            844,806
  197,889  Chimera Investment Corp. - REIT                               791,556
   19,682  City National Corp.                                           982,526
   36,051  CNA Financial Corp. (a)                                       886,494
   93,300  Fulton Financial Corp.                                        897,546
   54,558  Knight Capital Group, Inc. - Class A (a)                      880,566
  107,437  MFA Financial, Inc. - REIT                                    777,844
   78,959  Oriental Financial Group, Inc. (Puerto Rico)                  871,707
   10,604  PartnerRe Ltd. (Bermuda)                                      844,184
   84,010  PrivateBancorp, Inc.                                        1,092,130
   17,479  Reinsurance Group of America, Inc.                            830,777
   15,177  RLI Corp.                                                     808,782
   30,789  Wells Fargo & Co.                                             841,771
--------------------------------------------------------------------------------
                                                                      13,894,797
--------------------------------------------------------------------------------
           HEALTH CARE - 11.2%
   41,829  Centene Corp. (a)                                             747,484
   44,924  Cubist Pharmaceuticals, Inc. (a)                              945,201
   40,746  Endo Pharmaceuticals Holdings, Inc. (a)                       926,972
   19,789  Humana, Inc. (a)                                              936,613
   52,079  Kendle International, Inc. (a)                                886,905
   10,914  Laboratory Corp. of America Holdings (a)                      800,105
   37,087  Meridian Bioscience, Inc.                                     821,848
   44,183  Mylan, Inc. (a)                                               942,865
   13,434  Quality Systems, Inc.                                         768,962
   26,698  STERIS Corp.                                                  843,924
  108,303  Symmetry Medical, Inc. (a)                                    931,406
--------------------------------------------------------------------------------
                                                                       9,552,285
--------------------------------------------------------------------------------
           INDUSTRIALS - 7.7%
    9,030  Alliant Techsystems, Inc. (a)                                 717,434
   96,915  Cenveo, Inc. (a)                                              722,986
   37,859  Corporate Executive Board Co. (The)                           866,214
   32,529  EMCOR Group, Inc. (a)                                         748,818
   17,649  FTI Consulting, Inc. (a)                                      648,424
   27,828  Kansas City Southern (a)                                      954,500
   83,663  Macquarie Infrastructure Co. LLC (a)                        1,136,980
   13,908  Stericycle, Inc. (a)                                          767,443
--------------------------------------------------------------------------------
                                                                       6,562,799
--------------------------------------------------------------------------------

See notes to financial statements.

50 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

NFO | Claymore/Sabrient Insider ETF (continued)

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            INFORMATION TECHNOLOGY - 11.9%
   25,926   Atheros Communications, Inc. (a)                     $      930,484
   17,220   CACI International, Inc. - Class A (a)                      853,423
   41,872   Fair Isaac Corp.                                            961,381
   26,724   FLIR Systems, Inc. (a)                                      716,470
   16,375   Hewlett-Packard Co.                                         831,686
   34,222   Informatica Corp. (a)                                       873,345
   77,584   Insight Enterprises, Inc. (a)                               992,299
   29,487   Juniper Networks, Inc. (a)                                  825,046
   12,491   Salesforce.com, Inc. (a)                                    848,764
   43,581   SRA International, Inc. - Class A (a)                       830,654
   41,787   TeleTech Holdings, Inc. (a)                                 730,855
   81,785   ValueClick, Inc. (a)                                        776,140
--------------------------------------------------------------------------------
                                                                     10,170,547
--------------------------------------------------------------------------------
            MATERIALS - 5.9%
   14,659   Clearwater Paper Corp. (a)                                  707,443
   13,651   Eastman Chemical Co.                                        812,917
   11,436   Lubrizol Corp.                                              903,558
   25,069   Southern Copper Corp.                                       736,026
   29,891   Valspar Corp.                                               817,818
   69,696   Worthington Industries, Inc.                              1,103,985
--------------------------------------------------------------------------------
                                                                      5,081,747
--------------------------------------------------------------------------------
            UTILITIES - 10.1%
   24,275   Constellation Energy Group, Inc.                            851,324
   28,565   DPL, Inc.                                                   758,115
   23,018   Edison International                                        751,077
   40,073   El Paso Electric Co. (a)                                    806,269
   15,040   FPL Group, Inc.                                             697,405
   26,318   IDACORP, Inc.                                               869,284
   35,493   MDU Resources Group, Inc.                                   725,477
   21,581   New Jersey Resources Corp.                                  785,980
   67,009   NV Energy, Inc.                                             744,470
   22,229   OGE Energy Corp.                                            812,692
   19,482   Oneok, Inc.                                                 863,637
--------------------------------------------------------------------------------
                                                                      8,665,730
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS - 95.5%
            (Cost $75,406,919)                                       81,572,343
--------------------------------------------------------------------------------

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            MASTER LIMITED PARTNERSHIPS - 4.3%

            ENERGY - 3.1%
   36,266   Duncan Energy Partners LP                            $      924,420
   16,061   Enbridge Energy Partners LP                                 822,644
   39,444   Pioneer Southwest Energy Partners LP                        889,068
--------------------------------------------------------------------------------
                                                                      2,636,132
--------------------------------------------------------------------------------
            FINANCIALS - 1.2%
  148,416   KKR Financial Holdings LLC                                1,037,428
--------------------------------------------------------------------------------
            TOTAL MASTER LIMITED PARTNERSHIPS
            (Cost $3,159,521)                                         3,673,560
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 99.8%
            (Cost $78,566,440)                                       85,245,903
            Other Assets in excess of Liabilities - 0.2%                163,463
--------------------------------------------------------------------------------
            NET ASSETS - 100.0%                                  $   85,409,366
================================================================================

LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 51

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

STH | Claymore/Sabrient Stealth ETF

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            COMMON STOCKS - 95.0%

            CONSUMER DISCRETIONARY - 19.2%
    1,390   Acorn International, Inc., ADR (Cayman Islands)      $        8,965
    3,030   Alloy, Inc. (a)                                              24,088
    5,790   Alpha PRO Tech Ltd. (a)                                      19,512
    2,307   American Greetings Corp. - Class A                           43,994
    3,282   Books-A-Million, Inc.                                        20,644
      952   Brookfield Homes Corp. (a)                                    7,245
    1,357   Carnival PLC, ADR (United Kingdom)                           51,702
    1,325   Cherokee, Inc.                                               22,658
    3,384   China Education Alliance, Inc. (a)                           20,710
    2,246   China MediaExpress Holdings, Inc. (a)                        26,727
    1,304   CSS Industries, Inc.                                         22,012
      710   Culp, Inc. (a)                                                9,244
    2,653   Dilliard's, Inc. - Class A                                   44,756
      972   Exceed Co. Ltd. (British Virgin Islands) (a)                  8,729
    1,272   Famous Dave's Of America, Inc. (a)                            8,497
      192   Hallwood Group, Inc. (a)                                      8,256
    6,340   Lee Enterprises, Inc. (a)                                    24,282
    4,458   LodgeNet Interactive Corp. (a)                               27,818
      832   Mac-Gray Corp.                                                8,337
    9,826   McClatchy Co. (The) - Class A                                47,361
    2,794   MDC Partners, Inc. - Class A (Canada)                        26,096
    1,121   Pre-Paid Legal Services, Inc. (a)                            46,678
      906   R.G. Barry Corp.                                              8,779
    7,130   Radio One, Inc. - Class D (a)                                21,319
    1,977   Reed Elsevier NV, ADR (Netherlands)                          45,313
    3,360   SearchMedia Holdings Ltd. (Cayman Islands) (a)               16,296
    2,629   Standard Motor Products, Inc.                                21,321
    4,617   Sturm Ruger & Co., Inc.                                      54,296
    4,533   Travel Centers of America LLC (a)                            15,458
    2,644   West Marine, Inc. (a)                                        24,933
--------------------------------------------------------------------------------
                                                                        736,026
--------------------------------------------------------------------------------

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            CONSUMER STAPLES - 10.6%
    8,768   Alliance One International, Inc. (a)                  $      44,980
       80   Arden Group, Inc. - Class A                                   8,120
    5,048   Central Garden and Pet Co. - Class A (a)                     48,208
    3,276   China-Biotics, Inc. (a)                                      55,495
    5,334   Cosan Ltd. - Class A (Bermuda) (a)                           48,379
    5,754   Cott Corp. (Canada) (a)                                      41,371
    1,716   Female Health Co. (The)                                       9,695
    1,284   G Willi-Food International Ltd. (Israel) (a)                  8,757
    1,619   John B. Sanfilippo & Son, Inc. (a)                           25,613
    1,679   Overhill Farms, Inc. (a)                                      9,486
    3,512   QKL Stores, Inc. (a)                                         21,774
    6,036   Reddy Ice Holdings, Inc. (a)                                 32,775
      979   Universal Corp.                                              51,936
--------------------------------------------------------------------------------
                                                                        406,589
--------------------------------------------------------------------------------
            ENERGY - 2.9%
    4,607   China North East Petroleum Holdings Ltd. (a)                 42,523
    8,144   Syntroleum Corp. (a)                                         18,650
      762   Westmoreland Coal Co. (a)                                     8,451
    1,961   Yanzhou Coal Mining Co. Ltd., ADR (China)                    41,671
--------------------------------------------------------------------------------
                                                                        111,295
--------------------------------------------------------------------------------
            FINANCIALS - 25.3%
      490   Administradora de Fondos de Pensiones Provida                23,765
              SA, ADR (Chile)
    1,039   Agree Realty Corp. - REIT                                    22,920
    2,051   Altisource Portfolio Solutions SA (Luxembourg) (a)           53,059
    3,872   Brookfield Properties Corp. (Canada)                         53,705
      242   Camden National Corp.                                         7,301
    1,639   CNA Surety Corp. (a)                                         26,421
      948   Cohen & Co., Inc. - REIT (a)                                  8,105
      546   Credit Acceptance Corp. (a)                                  21,933
    1,793   Cypress Sharpridge Investments, Inc. - REIT                  23,721
      938   Farmers Capital Bank Corp.                                    8,076
    3,408   Federal Agricultural Mortgage Corp. - Class C                29,786
      594   Gladstone Commercial Corp. - REIT                             8,304
    2,010   Greenlight Capital Re Ltd. - Class A (Cayman Islands) (a)    50,893
    4,193   Grupo Financiero Galicia SA, ADR (Argentina) (a)             20,126
      350   HDFC Bank Ltd., ADR (India)                                  42,592

See notes to financial statements.

52 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

STH | Claymore/Sabrient Stealth ETF (continued)

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            FINANCIALS (CONTINUED)
    1,948   Hospitality Properties Trust - REIT                     $    42,798
    7,404   HRPT Properties Trust - REIT                                 51,976
      810   IRSA Inversiones y Representaciones SA, ADR (Argentina)       7,655
   12,916   Lloyds Banking Group PLC, ADR (United Kingdom)               41,977
    6,484   Maiden Holdings Ltd. (Bermuda)                               45,518
    1,142   Mission West Properties, Inc. - REIT                          7,811
    1,382   National Health Investors, Inc. - REIT                       48,107
    1,165   New York Mortgage Trust, Inc. - REIT                          8,039
      432   NYMAGIC, Inc.                                                 6,856
      806   One Liberty Properties, Inc. - REIT                           7,931
    2,818   PHH Corp. (a)                                                52,161
    2,200   Primus Guaranty Ltd. (Bermuda) (a)                            9,042
      967   PS Business Parks, Inc. - REIT                               47,383
    1,371   QC Holdings, Inc.                                             6,759
    8,534   Resource Capital Corp. - REIT                                54,020
      652   Santander BanCorp. (Puerto Rico) (a)                          7,961
    1,206   Southside Bancshares, Inc.                                   24,156
    3,914   Trustco Bank Corp.                                           23,680
    3,754   Universal Insurance Holdings, Inc.                           22,712
    1,830   Validus Holdings Ltd. (Bermuda)                              51,222
--------------------------------------------------------------------------------
                                                                        968,471
--------------------------------------------------------------------------------
            HEALTH CARE - 2.7%
    1,574   Health Grades, Inc. (a)                                       8,421
      394   National Research Corp.                                       7,868
    1,742   Prospect Medical Holdings, Inc. (a)                          11,097
    3,796   RadNet, Inc. (a)                                              8,085
    3,972   Rural/Metro Corp. (a)                                        23,554
    2,446   Sharps Compliance Corp. (a)                                  17,367
    2,244   Skystar Bio-Pharmaceutical Co. Ltd. (a)                      19,388
    1,066   Winner Medical Group, Inc. (a)                                6,343
--------------------------------------------------------------------------------
                                                                        102,123
--------------------------------------------------------------------------------
            INDUSTRIALS - 3.8%
      402   Espey Manufacturing & Electronics Corp.                       7,847
    6,758   GenCorp, Inc. (a)                                            29,195
    5,441   Hong Kong Highpower Technology, Inc. (a)                     32,646
    1,137   M&F Worldwide Corp. (a)                                      36,827
    1,472   North American Galvanizing & Coating, Inc. (a)                7,331
    4,004   PRGX Global, Inc. (a)                                        24,024
    1,374   Sparton Corp. (a)                                             7,901
--------------------------------------------------------------------------------
                                                                        145,771
--------------------------------------------------------------------------------

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            INFORMATION TECHNOLOGY - 9.2%
    3,012   Clearfield, Inc. (a)                                    $     8,705
      614   Communications Systems, Inc.                                  7,343
    1,868   Commtouch Software Ltd. (Israel) (a)                          7,248
    6,357   Compuware Corp. (a)                                          47,614
    1,264   Evolving Systems, Inc. (a)                                    7,812
    2,402   Incredimail Ltd. (Israel)                                    18,135
    3,862   Innodata Isogen, Inc. (a)                                    19,078
    4,194   Integrated Silicon Solution, Inc. (a)                        34,433
    3,663   LaserCard Corp. (a)                                          22,894
      540   NVE Corp. (a)                                                24,008
    2,830   Planar Systems, Inc. (a)                                      7,500
    1,854   PLATO Learning, Inc. (a)                                      7,416
      734   Research In Motion Ltd. (Canada) (a)                         52,026
    8,898   Satyam Computer Services Ltd., ADR (India)                   47,159
    1,040   TechTeam Global, Inc. (a)                                     6,843
      474   Tessco Technologies, Inc.                                     9,276
      498   Versant Corp. (a)                                             7,370
    2,238   ZST Digital Networks, Inc. (a)                               18,866
--------------------------------------------------------------------------------
                                                                        353,726
--------------------------------------------------------------------------------
            MATERIALS - 8.6%
      598   AEP Industries, Inc. (a)                                     20,870
    8,214   Boise, Inc. (a)                                              39,017
    2,608   China Agritech, Inc. (a)                                     65,200
    3,338   China Gerui Advanced Materials Group Ltd.
              (British Virgin Islands) (a)                               21,196
    2,669   Georgia Gulf Corp. (a)                                       38,087
    6,692   Graphic Packaging Holding Co. (a)                            23,288
    3,316   Gulf Resources, Inc. (a)                                     32,066
    2,190   Innospec, Inc.                                               23,324
    2,962   KMG Chemicals, Inc.                                          39,424
    1,769   Orient Paper, Inc. (a)                                       17,566
    1,152   UFP Technologies, Inc. (a)                                    8,963
--------------------------------------------------------------------------------
                                                                        329,001
--------------------------------------------------------------------------------

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 53

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

STH | Claymore/Sabrient Stealth ETF (continued)

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            TELECOMMUNICATION SERVICES - 7.6%
    1,456   Cellcom Israel Ltd. (Israel)                          $      49,620
    2,062   City Telecom HK Ltd., ADR (China)                            25,672
      863   HickoryTech Corp.                                             7,422
      414   Magyar Telekom Telecommunications PLC (Hungary)               7,460
    2,341   Nippon Telegraph & Telephone Corp., ADR (Japan)              50,987
    2,360   Partner Communications Co. Ltd., ADR (Israel)                55,861
    1,568   Telecom Italia SpA, ADR (Italy)                              22,297
      581   Telefonica SA, ADR (Spain)                                   40,775
    2,173   USA Mobility, Inc. (a)                                       24,468
      621   Warwick Valley Telephone Co.                                  8,042
--------------------------------------------------------------------------------
                                                                        292,604
--------------------------------------------------------------------------------
            UTILITIES - 5.1%
      774   Energy, Inc.                                                  7,755
    2,042   Enersis SA, ADR (Chile)                                      44,128
    1,980   Huaneng Power International, Inc., ADR (China)               47,223
    1,456   Laclede Group, Inc. (The)                                    47,742
    2,001   UGI Corp.                                                    50,125
--------------------------------------------------------------------------------
                                                                        196,973
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS - 95.0%
            (Cost $3,720,416)                                         3,642,579
--------------------------------------------------------------------------------
            ROYALTY TRUSTS - 2.7%

            ENERGY - 2.7%
      481   BP Prudhoe Bay Royalty Trust                                 42,992
    1,882   Permian Basin Royalty Trust                                  32,182
    1,361   San Juan Basin Royalty Trust                                 27,533
--------------------------------------------------------------------------------
            TOTAL ROYALTY TRUSTS
            (Cost $126,120)                                             102,707
--------------------------------------------------------------------------------

            MASTER LIMITED PARTNERSHIPS - 2.0%

            ENERGY - 0.6%
    2,444   Capital Product Partners LP (Marshall Islands)               21,214
--------------------------------------------------------------------------------
            INDUSTRIALS - 0.8%
      578   Icahn Enterprises LP                                         28,952
--------------------------------------------------------------------------------
            UTILITIES - 0.6%
    5,804   Star Gas Partners LP                                         24,841
--------------------------------------------------------------------------------
            TOTAL MASTER LIMITED PARTNERSHIPS
            (Cost $72,434)                                               75,007
--------------------------------------------------------------------------------

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            PREFERRED STOCKS - 0.4%

            CONSUMER STAPLES - 0.2%
      374   Embotelladora Andina SA - Class B, ADR (Chile)       $        7,338
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES - 0.2%
      477   Nortel Inversora SA - Class B, ADR (Argentina) (a)            8,095
--------------------------------------------------------------------------------
            TOTAL PREFERRED STOCKS
            (Cost $14,939)                                               15,433
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 100.1%
            (Cost $3,933,909)                                         3,835,726
            Liabilities in excess of Other Assets - (0.1%)               (2,948)
--------------------------------------------------------------------------------
            NET ASSETS - 100.0%                                  $    3,832,778
================================================================================

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly-Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company

(a) Non- income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

54 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

CZA | Claymore/Zacks Mid-Cap Core ETF

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            COMMON STOCKS - 91.4%

            CONSUMER DISCRETIONARY - 5.5%
    4,957   Cablevision Systems Corp. - Class A                  $      119,365
    1,273   Interactive Data Corp.                                       38,585
      654   International Speedway Corp. - Class A                       17,468
    1,728   Scripps Networks Interactive, Inc. - Class A                 68,394
      676   Wolverine World Wide, Inc.                                   18,637
--------------------------------------------------------------------------------
                                                                        262,449
--------------------------------------------------------------------------------
            CONSUMER STAPLES - 7.7%
    2,591   Del Monte Foods Co.                                          30,367
    1,370   Delhaize Group SA, ADR (Belgium)                            105,983
    1,187   Dole Food Co., Inc. (a)                                      13,924
    2,092   Molson Coors Brewing Co. - Class B                           84,475
    9,384   Sara Lee Corp.                                              127,247
--------------------------------------------------------------------------------
                                                                        361,996
--------------------------------------------------------------------------------
            ENERGY - 1.9%
    1,982   CNX Gas Corp. (a)                                            51,909
    1,642   Southern Union Co.                                           39,309
--------------------------------------------------------------------------------
                                                                         91,218
-------------------------------------------------------------------------------
            FINANCIALS - 16.3%
      665   Allied World Assurance Co. Holdings Ltd. (Bermuda)           30,657
      600   Artio Global Investors, Inc.                                 14,628
    1,598   Assurant, Inc.                                               48,771
    3,424   CNA Financial Corp. (a)                                      84,196
    1,132   Commerce Bancshares, Inc.                                    45,857
    7,488   Discover Financial Services                                 102,211
      814   Everest Re Group Ltd. (Bermuda)                              69,532
    3,196   Fidelity National Financial, Inc. - Class A                  45,543
      361   GAMCO Investors, Inc. - Class A                              15,707
    3,886   Lincoln National Corp.                                       97,849
      790   Max Capital Group Ltd. (Bermuda)                             19,071
    1,446   MSCI, Inc. - Class A (a)                                     43,351
    2,611   SEI Investments Co.                                          46,006
    1,140   Waddell & Reed Financial, Inc. - Class A                     37,483
    2,280   Willis Group Holdings PLC (Ireland)                          67,898
--------------------------------------------------------------------------------
                                                                        768,760
--------------------------------------------------------------------------------
            HEALTH CARE - 8.2%
      374   Bio-Rad Laboratories, Inc. - Class A (a)                     34,928
    1,416   DaVita, Inc. (a)                                             87,240
    2,068   Hospira, Inc. (a)                                           108,218
      614   Mednax, Inc. (a)                                             32,849
    1,558   PerkinElmer, Inc.                                            34,603
    2,052   Select Medical Holdings Corp. (a)                            16,806

   NUMBER
OF SHARES    DESCRIPTION                                                  VALUE
================================================================================
      534   Teleflex, Inc.                                       $       32,542
    1,330   Universal Health Services, Inc. - Class B                    41,257
--------------------------------------------------------------------------------
                                                                        388,443
--------------------------------------------------------------------------------
            INDUSTRIALS - 15.6%
    1,470   AMETEK, Inc.                                                 57,389
      776   Armstrong World Industries, Inc. (a)                         28,572
    2,240   Cooper Industries PLC (Ireland)                             101,606
      598   Copa Holdings SA - Class A (Panama)                          32,525
    2,496   Dover Corp.                                                 112,969
      688   Dun & Bradstreet Corp.                                       48,270
      541   Elbit Systems Ltd. (Israel)                                  33,553
    1,680   Equifax, Inc.                                                54,197
      748   Hubbell, Inc. - Class B                                      35,044
    1,102   IESI-BFC Ltd. (Canada)                                       19,417
    2,082   KBR, Inc.                                                    43,118
    1,554   Pall Corp.                                                   61,336
    1,330   Pentair, Inc.                                                43,305
      484   Teledyne Technologies, Inc. (a)                              18,232
    1,718   Verisk Analytics, Inc. - Class A (a)                         48,619
--------------------------------------------------------------------------------
                                                                        738,152
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY - 14.6%
    1,026   Acxiom Corp. (a)                                             17,298
    2,662   Amdocs Ltd. (Guernsey) (a)                                   77,411
    2,856   Avago Technologies Ltd. (Singapore) (a)                      51,836
    2,263   AVX Corp.                                                    27,835
    1,821   Broadridge Financial Solutions, Inc.                         38,314
   10,686   Flextronics International Ltd. (Singapore) (a)               74,375
    2,732   Genpact Ltd. (Bermuda) (a)                                   41,226
    1,694   Harris Corp.                                                 76,603
    1,282   Hewitt Associates, Inc. - Class A (a)                        48,703
      392   Hittite Microwave Corp. (a)                                  16,362
    2,200   Ingram Micro, Inc. - Class A (a)                             38,940
    1,349   Lender Processing Services, Inc.                             51,505
    4,604   Novell, Inc. (a)                                             21,593
    5,104   Tellabs, Inc.                                                35,269
    2,344   Teradata Corp. (a)                                           71,469
--------------------------------------------------------------------------------
                                                                        688,739
--------------------------------------------------------------------------------
            MATERIALS - 12.0%
    1,096   Airgas, Inc.                                                 70,298
      932   Aptargroup, Inc.                                             35,910
    1,064   Ashland, Inc.                                                50,093
    1,514   Bemis Co., Inc.                                              44,315
    1,968   Celanese Corp. - Series A                                    61,382

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 55

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

CZA | Claymore/Zacks Mid-Cap Core ETF (continued)

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            MATERIALS (CONTINUED)
      986   FMC Corp.                                              $     56,370
      645   H.B. Fuller Co.                                              13,539
    1,068   International Flavors & Fragrances, Inc.                     44,973
    2,212   Owens-Illinois, Inc. (a)                                     65,564
    1,735   RPM International, Inc.                                      33,399
    2,148   Silvercorp Metals, Inc. (Canada)                             14,026
    1,352   Sonoco Products Co.                                          39,992
    1,384   Valspar Corp.                                                37,866
--------------------------------------------------------------------------------
                                                                        567,727
--------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES - 0.9%
    1,307   Cellcom Israel Ltd. (Israel)                                 44,543
--------------------------------------------------------------------------------
            UTILITIES - 8.7%
    1,069   AGL Resources, Inc.                                          38,837
      964   Energen Corp.                                                43,823
    2,531   MDU Resources Group, Inc.                                    51,734
    3,189   NV Energy, Inc.                                              35,430
    1,290   OGE Energy Corp.                                             47,162
    2,354   Questar Corp.                                                98,844
    1,656   SCANA Corp.                                                  59,699
    1,519   UGI Corp.                                                    38,051
--------------------------------------------------------------------------------
                                                                        413,580
--------------------------------------------------------------------------------
            TOTAL COMMON STOCK - 91.4%
            (Cost $4,095,185)                                         4,325,607
--------------------------------------------------------------------------------

            MASTER LIMITED PARTNERSHIPS - 8.7%

            ENERGY - 5.9%
      482   Alliance Resource Partners LP                                20,008
      694   Buckeye Partners LP                                          40,800
      764   Duncan Energy Partners LP                                    19,474
    1,010   Enbridge Energy Partners LP                                  51,732
    1,854   Enterprise GP Holdings LP                                    76,088
      934   Natural Resource Partners LP                                 23,929
      662   Penn Virginia Resource Partners LP                           15,286
      744   Williams Partners LP                                         28,897
--------------------------------------------------------------------------------
                                                                        276,214
--------------------------------------------------------------------------------
            FINANCIALS - 1.2%
    1,170   AllianceBernstein Holding LP                                 31,649
    6,346   Fortress Investment Group LLC (a)                            25,574
--------------------------------------------------------------------------------
                                                                         57,223
--------------------------------------------------------------------------------
            UTILITIES - 1.6%
      781   Amerigas Partners LP                                         31,123
      960   Ferrellgas Partners LP                                       22,118
      468   Suburban Propane Partners LP                                 22,267
--------------------------------------------------------------------------------
                                                                         75,508
--------------------------------------------------------------------------------

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            TOTAL MASTER LIMITED PARTNERSHIPS - 8.7%
            (Cost $340,131)                                      $      408,945
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 100.1%
            (Cost $4,435,316)                                         4,734,552
            Liabilities in excess of Other Assets - (0.1%)               (2,855)
--------------------------------------------------------------------------------
            NET ASSETS - 100.0%                                  $    4,731,697
================================================================================

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation

(a) Non - income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

56 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

CVY | Claymore/Zacks Multi-Asset Income Index ETF

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            COMMON STOCKS - 69.4%

            CONSUMER DISCRETIONARY - 5.8%
  105,708   Brinker International, Inc.                          $    1,914,372
   46,413   Darden Restaurants, Inc.                                  1,882,047
   75,830   Harte-Hanks, Inc.                                           901,619
   28,533   Interactive Data Corp.                                      864,835
   74,891   Leggett & Platt, Inc.                                     1,419,184
   34,595   McDonald's Corp.                                          2,208,891
   27,685   Meredith Corp.                                              850,483
   37,719   Shaw Communications, Inc. - Class B (Canada)                712,889
   67,726   Sturm Ruger & Co., Inc.                                     796,458
   20,060   VF Corp.                                                  1,552,243
--------------------------------------------------------------------------------
                                                                     13,103,021
--------------------------------------------------------------------------------
            CONSUMER STAPLES - 9.9%
  116,329   Altria Group, Inc.                                        2,340,540
   24,205   Clorox Co.                                                1,484,009
   38,255   Coca-Cola Co.                                             2,016,804
   65,739   ConAgra Foods, Inc.                                       1,607,976
   41,244   Hershey Co.                                               1,639,861
   33,168   Kimberly-Clark Corp.                                      2,014,624
   82,325   Kraft Foods, Inc. - Class A                               2,340,500
   28,085   Lorillard, Inc.                                           2,051,328
   35,167   PepsiCo, Inc.                                             2,196,883
   45,503   Philip Morris International, Inc.                         2,228,737
  120,163   Sara Lee Corp.                                            1,629,410
   16,982   Universal Corp.                                             900,895
--------------------------------------------------------------------------------
                                                                     22,451,567
--------------------------------------------------------------------------------
            ENERGY - 5.8%
   26,174   BP PLC, ADR (United Kingdom)                              1,392,718
   28,039   Chevron Corp.                                             2,027,220
   42,267   ConocoPhillips                                            2,028,816
   17,042   Enbridge, Inc. (Canada)                                     754,620
   47,835   Nordic American Tanker Shipping (Bermuda)                 1,390,085
   20,048   Royal Dutch Shell PLC, ADR (United Kingdom)               1,097,427
   57,888   Sunoco, Inc.                                              1,526,507
  114,039   Tesoro Corp. (a)                                          1,359,345
   27,444   Total SA, ADR (France)                                    1,527,533
--------------------------------------------------------------------------------
                                                                     13,104,271
--------------------------------------------------------------------------------
            FINANCIALS - 14.7%
  118,859   Annaly Capital Management, Inc. - REIT                    2,184,628
   31,624   Bank of Nova Scotia (Canada)                              1,436,678
  301,480   Chimera Investment Corp. - REIT                           1,205,920
  155,366   Duke Realty Corp. - REIT                                  1,724,563
   59,388   Federated Investors, Inc. - Class B                       1,485,294

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
   34,784   FirstMerit Corp.                                     $      735,334
   26,532   Hatteras Financial Corp. - REIT                             689,036
   69,909   HCP, Inc. - REIT                                          2,011,981
   49,116   Health Care REIT, Inc. - REIT                             2,080,554
   36,691   Highwoods Properties, Inc. - REIT                         1,065,873
   16,679   Home Properties, Inc. - REIT                                763,898
  208,000   Host Hotels & Resorts, Inc. - REIT                        2,435,680
  153,366   HRPT Properties Trust - REIT                              1,076,629
  164,646   Hudson City Bancorp, Inc.                                 2,226,014
   53,822   Liberty Property Trust - REIT                             1,664,714
   47,898   Mack-Cali Realty Corp. - REIT                             1,606,499
   97,036   Marsh & McLennan Cos., Inc.                               2,253,176
   57,540   Realty Income Corp. - REIT                                1,611,120
   26,894   Royal Bank of Canada (Canada)                             1,453,621
   46,714   Selective Insurance Group                                   757,234
   61,763   Senior Housing Properties Trust - REIT                    1,284,053
   32,665   Unitrin, Inc.                                               789,186
   28,232   Washington Real Estate Investment Trust - REIT              786,544
--------------------------------------------------------------------------------
                                                                     33,328,229
--------------------------------------------------------------------------------
            HEALTH CARE - 6.7%
   40,156   Abbott Laboratories                                       2,179,668
   27,155   AstraZeneca PLC, ADR (United Kingdom)                     1,198,079
   86,452   Bristol-Myers Squibb Co.                                  2,118,938
   59,575   Eli Lilly & Co.                                           2,045,805
   28,340   GlaxoSmithKline PLC, ADR (United Kingdom)                 1,052,548
   34,821   Johnson & Johnson                                         2,193,723
   60,429   Merck & Co., Inc.                                         2,228,622
  120,428   Pfizer, Inc.                                              2,113,511
--------------------------------------------------------------------------------
                                                                     15,130,894
--------------------------------------------------------------------------------
            INDUSTRIALS - 8.3%
   56,547   Deluxe Corp.                                              1,015,019
   93,725   Diana Shipping, Inc. (Marshall Islands) (a)               1,303,715
   52,841   Emerson Electric Co.                                      2,501,493
   52,815   Grupo Aeroportuario del Pacifico SAB de CV,
              ADR (Mexico)                                            1,792,013
   56,880   Honeywell International, Inc.                             2,284,301
   28,332   Lockheed Martin Corp.                                     2,203,096
   39,929   Northrop Grumman Corp.                                    2,446,050
  150,874   Paragon Shipping, Inc. - Class A (Marshall Islands)         678,933
   70,816   RR Donnelley & Sons Co.                                   1,408,530
   80,080   Seaspan Corp. (Marshall Islands)                            818,418
   20,159   Snap-On, Inc.                                               851,113
   44,422   Waste Management, Inc.                                    1,466,814
--------------------------------------------------------------------------------
                                                                     18,769,495
--------------------------------------------------------------------------------

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 57

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

CVY | Claymore/Zacks Multi-Asset Income Index ETF (continued)

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            INFORMATION TECHNOLOGY - 1.5%
   50,360   Automatic Data Processing, Inc.                      $    2,095,480
   88,545   Earthlink, Inc.                                             738,465
  107,165   United Online, Inc.                                         670,853
--------------------------------------------------------------------------------
                                                                      3,504,798
--------------------------------------------------------------------------------
            MATERIALS - 1.9%
   24,870   Bemis Co., Inc.                                             727,945
   25,795   Koppers Holdings, Inc.                                      717,101
   51,595   Nucor Corp.                                               2,136,033
   43,455   Olin Corp.                                                  760,897
--------------------------------------------------------------------------------
                                                                      4,341,976
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - 3.5%
   67,868   Chunghwa Telecom Co. Ltd., ADR (Taiwan)                   1,267,774
  127,241   Deutsche Telekom AG, ADR (Germany)                        1,638,864
   26,551   Mobile Telesystems OJSC, ADR (Russia)                     1,389,945
   22,630   Philippine Long Distance Telephone Co., ADR
              (Philippines)                                           1,274,069
   80,522   Turkcell Iletisim Hizmet AS, ADR (Turkey)                 1,192,531
   59,752   Vodafone Group PLC, ADR (United Kingdom)                  1,300,801
--------------------------------------------------------------------------------
                                                                      8,063,984
--------------------------------------------------------------------------------
            UTILITIES - 11.3%
   35,018   Avista Corp.                                                712,966
   28,555   Cleco Corp.                                                 720,728
   45,845   Constellation Energy Group, Inc.                          1,607,784
   29,416   CPFL Energia SA, ADR (Brazil)                             1,837,029
   60,147   Dominion Resources, Inc.                                  2,284,985
   42,802   Edison International                                      1,396,629
  114,025   Enersis SA, ADR (Chile)                                   2,464,080
   24,035   National Grid PLC, ADR (United Kingdom)                   1,195,741
   60,509   Northeast Utilities                                       1,549,030
   21,996   NSTAR                                                       743,905
  125,207   NV Energy, Inc.                                           1,391,050
   36,453   Oneok, Inc.                                               1,615,962
   34,455   PG&E Corp.                                                1,444,354
   46,474   Public Service Enterprise Group, Inc.                     1,381,207
   27,427   Sempra Energy                                             1,348,586
   27,803   Southwest Gas Corp.                                         794,610
   31,036   UGI Corp.                                                   777,452
   24,439   Unisource Energy Corp.                                      712,152
   32,346   Wisconsin Energy Corp.                                    1,566,517
--------------------------------------------------------------------------------
                                                                     25,544,767
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS - 69.4%
            (Cost $152,131,875)                                     157,343,002
--------------------------------------------------------------------------------

   NUMBER
OF SHARES   DESCRIPTION                                                  VALUE
================================================================================
            MASTER LIMITED PARTNERSHIPS - 10.9%

            ENERGY - 9.0%
   58,742   Boardwalk Pipeline Partners LP                       $    1,758,735
   37,990   Enbridge Energy Partners LP                               1,945,848
   56,667   Energy Transfer Equity LP                                 1,831,477
   57,777   Enterprise Products Partners LP                           1,892,775
   29,352   Kinder Morgan Energy Partners LP                          1,887,334
   40,077   Magellan Midstream Partners LP                            1,813,083
   93,886   MarkWest Energy Partners LP                               2,777,148
   35,386   NuStar Energy LP                                          2,030,803
  250,466   Pengrowth Energy Trust (Canada)                           2,617,370
   33,480   Plains All American Pipeline LP                           1,855,127
--------------------------------------------------------------------------------
                                                                     20,409,700
--------------------------------------------------------------------------------
            FINANCIALS - 1.9%
   90,715   AllianceBernstein Holding LP                              2,453,841
  131,121   Blackstone Group LP                                       1,833,071
--------------------------------------------------------------------------------
                                                                      4,286,912
--------------------------------------------------------------------------------
            TOTAL MASTER LIMITED PARTNERSHIPS
            (Cost $21,047,523)                                       24,696,612
--------------------------------------------------------------------------------
            CLOSED-END FUNDS - 9.8%
  120,793   AllianceBernstein Global High Income Fund, Inc.           1,634,329
   75,140   BlackRock Corporate High Yield Fund V, Inc.                 807,004
   79,147   BlackRock Corporate High Yield Fund VI, Inc.                844,498
   84,788   Blackrock Credit Allocation Income Trust IV               1,013,217
   61,233   DWS Dreman Value Income Edge Fund, Inc.                     771,536
  137,439   Eaton Vance Limited Duration Income Fund                  2,098,693
  109,752   Eaton Vance Tax-Advantaged Dividend Income Fund           1,670,425
  144,208   Eaton Vance Tax-Advantaged Global Dividend Income Fund    1,903,546
   94,130   Evergreen Income Advantage Fund                             893,294
   71,525   Evergreen Multi-Sector Income Fund                        1,029,245
   44,606   First Trust Aberdeen Global Opportunity Income Fund         713,696
   66,938   Flaherty & Crumrine/Claymore Preferred Securities
              Income Fund, Inc.                                         996,707
  134,405   Highland Credit Strategies Fund                             977,124
   77,906   Nuveen Quality Preferred Income Fund                        542,226
  152,947   Nuveen Quality Preferred Income Fund II                   1,189,928
  238,925   Putnam Premier Income Trust                               1,495,670
   32,007   Reaves Utility Income Fund                                  617,735
  134,733   Van Kampen Dynamic Credit Opportunities Fund              1,708,414
   51,831   Western Asset Global High Income Fund, Inc.                 583,617
  140,342   Western Asset High Income Opportunity Fund, Inc.            864,507
--------------------------------------------------------------------------------
            (Cost $21,062,073)                                       22,355,411
--------------------------------------------------------------------------------

See notes to financial statements.

58 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

CVY | Claymore/Zacks Multi-Asset Income Index ETF (continued)

   NUMBER
OF SHARES   DESCRIPTION                                                              VALUE
===========================================================================================
            PREFERRED STOCKS - 8.2%

            FINANCIALS - 8.2%
   89,236   Bank of America Corp., Ser. MER, 8.625%, 05/28/13              $     2,241,608
  100,434   Bank of America Corp., 8.20%, 05/01/13                               2,499,802
  102,553   Barclays Bank PLC, Ser. 5, 8.125%, 06/15/13 (United Kingdom)         2,574,080
   54,987   Deutsche Bank Contingent Capital Trust III, 7.60%, 02/20/18          1,327,936
   49,347   Deutsche Bank Contingent Capital Trust V, 8.05%, 06/30/18            1,268,218
   69,498   ING Groep NV, 7.20%, 06/15/10 (Netherlands)                          1,390,655
   62,092   ING Groep NV, 7.375%, 10/15/12 (Netherlands)                         1,274,128
  109,917   ING Groep NV, 8.50%, 09/15/13 (Netherlands)                          2,562,165
   34,022   Wells Fargo & Co., Ser. J, 8.00%, 12/15/17                             890,016
    2,699   Wells Fargo & Co., Ser. L, 7.50%, 12/31/49                           2,572,147
-------------------------------------------------------------------------------------------
            (Cost $17,280,247)                                                  18,600,755
-------------------------------------------------------------------------------------------

            INCOME TRUSTS - 1.2%

            ENERGY - 1.2%
  136,993   Penn West Energy Trust (Canada)
-------------------------------------------------------------------------------------------
            (Cost $2,080,149)                                                    2,798,767
-------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 99.5%
            (Cost $213,601,867)                                                225,794,547
            other assets in excess of Liabilities - 0.5%                         1,045,237
-------------------------------------------------------------------------------------------
            NET ASSETS - 100.0%                                            $   226,839,784
===========================================================================================

ADR - American Depositary Receipt
AG - Stock Corporation
AS - Limited Liability Company
LP - Limited Partnership
NV- Publicly Traded Company
OJSC -Open Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SAB de CV - Variable Capital Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 59

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

XRO | Claymore/Zacks Sector Rotation ETF

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            COMMON STOCKS - 100.1%

            CONSUMER DISCRETIONARY - 20.9%
    2,247   Abercrombie & Fitch Co. - Class A                     $      81,836
    2,916   Amazon.com, Inc. (a)                                        345,254
    4,093   AutoNation, Inc. (a)                                         72,651
    8,109   Bed Bath & Beyond, Inc. (a)                                 337,415
    6,460   CarMax, Inc. (a)                                            130,427
    8,577   Coach, Inc.                                                 312,546
    9,144   Expedia, Inc. (a)                                           203,363
   10,550   Gannett Co., Inc.                                           159,832
    3,703   Guess? Inc.                                                 151,045
    1,751   J Crew Group, Inc. (a)                                       73,682
   12,211   Ltd Brands, Inc.                                            269,985
   28,605   News Corp. - Class A                                        382,449
    6,256   Nordstrom, Inc.                                             231,097
    2,904   Polo Ralph Lauren Corp.                                     232,117
    1,436   priceline.com, Inc. (a)                                     325,627
    3,755   Sears Holdings Corp. (a)                                    359,241
   13,592   Starbucks Corp. (a)                                         311,393
    5,462   Tiffany & Co.                                               242,458
    1,682   Tupperware Brands Corp.                                      78,600
    6,722   Urban Outfitters, Inc. (a)                                  216,516
--------------------------------------------------------------------------------
                                                                      4,517,534
--------------------------------------------------------------------------------
            CONSUMER STAPLES - 3.8%
    8,301   Dr Pepper Snapple Group, Inc.                               263,557
    6,476   Estee Lauder Cos., Inc. - Class A                           389,402
      965   Green Mountain Coffee Roasters, Inc. (a)                     81,436
    1,797   NBTY, Inc. (a)                                               81,584
--------------------------------------------------------------------------------
                                                                        815,979
--------------------------------------------------------------------------------
            FINANCIALS - 0.3%
    2,463   MSCI, Inc. - Class A (a)                                     73,841
--------------------------------------------------------------------------------
            HEALTH CARE - 12.8%
    2,389   Alcon, Inc. (Switzerland)                                   381,571
    3,858   Allscripts-Misys Healthcare Solutions, Inc. (a)              69,020
    2,848   Cerner Corp. (a)                                            236,242
    2,202   Community Health Systems, Inc. (a)                           75,463
    6,447   Coventry Health Care, Inc. (a)                              149,441
    4,607   Hospira, Inc. (a)                                           241,084
    7,681   Human Genome Sciences, Inc. (a)                             216,220
    5,355   Humana, Inc. (a)                                            253,452
    1,038   Intuitive Surgical, Inc. (a)                                360,331
    1,888   Inverness Medical Innovations, Inc. (a)                      73,670
    6,003   Life Technologies Corp. (a)                                 304,712
    1,302   Mednax, Inc. (a)                                             69,657

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
    1,967   Perrigo Co.                                          $       97,504
    8,259   Warner Chilcott PLC - Class A (Ireland) (a)                 224,810
--------------------------------------------------------------------------------
                                                                      2,753,177
--------------------------------------------------------------------------------
            INDUSTRIALS - 24.6%
    4,741   3M Co.                                                      379,991
    4,292   Avery Dennison Corp.                                        135,627
    2,780   Bucyrus International, Inc.                                 173,917
    6,867   Caterpillar, Inc.                                           391,762
    9,406   CNH Global NV (Netherlands) (a)                             242,581
    4,636   Cooper Industries PLC (Ireland)                             210,289
    3,192   Corrections Corp. of America (a)                             68,309
    8,080   CSX Corp.                                                   383,477
    7,240   Deere & Co.                                                 414,852
    1,840   Donaldson Co., Inc.                                          75,918
    4,922   Eaton Corp.                                                 335,287
    4,691   FedEx Corp.                                                 397,609
    3,660   Goodrich Corp.                                              240,206
   13,143   Hertz Global Holdings, Inc. (a)                             123,544
    8,164   Illinois Tool Works, Inc.                                   371,625
    8,768   Ingersoll-Rand PLC (Ireland)                                279,787
    4,553   Joy Global, Inc.                                            231,292
    4,205   Rockwell Automation, Inc.                                   227,449
    7,035   RR Donnelley & Sons Co.                                     139,926
    8,327   Textron, Inc.                                               165,874
    8,787   Tyco International Ltd. (Switzerland) (a)                   316,859
--------------------------------------------------------------------------------
                                                                      5,306,181
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY - 31.3%
    8,954   Adobe Systems, Inc. (a)                                     310,256
   20,410   Advanced Micro Devices, Inc. (a)                            161,443
    8,479   Agilent Technologies, Inc. (a)                              266,749
    1,562   Apple, Inc. (a)                                             319,617
    7,728   ASML Holding NV, NY Registered Shares (Netherlands)         238,254
    8,380   Broadcom Corp. - Class A (a)                                262,462
    4,746   Citrix Systems, Inc. (a)                                    204,126
    5,817   Cognizant Technology Solutions Corp. - Class A (a)          279,972
    3,502   Cree, Inc. (a)                                              237,541
   16,632   eBay, Inc. (a)                                              382,869
    1,239   Equinix, Inc. (a)                                           117,048
    2,486   F5 Networks, Inc. (a)                                       138,719
      532   Google, Inc. - Class A (a)                                  280,258
    7,582   Jabil Circuit, Inc.                                         115,019
    5,464   KLA-Tencor Corp.                                            159,166
    3,360   Lam Research Corp. (a)                                      113,938
   21,918   LSI Corp. (a)                                               118,138

See notes to financial statements.

60 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

XRO | Claymore/Zacks Sector Rotation ETF (continued)

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            INFORMATION TECHNOLOGY (CONTINUED)
   12,697   Marvell Technology Group Ltd. (Bermuda) (a)          $      245,306
   24,943   Micron Technology, Inc. (a)                                 225,984
   10,800   Microsoft Corp.                                             309,528
    7,659   NetApp, Inc. (a)                                            229,847
   14,949   ON Semiconductor Corp. (a)                                  118,994
    3,159   Rackspace Hosting, Inc. (a)                                  62,643
    6,400   Red Hat, Inc. (a)                                           179,520
    3,573   Salesforce.com, Inc. (a)                                    242,785
    6,818   SanDisk Corp. (a)                                           198,608
   14,484   Seagate Technology (Cayman Islands) (a)                     288,376
    4,194   Teradata Corp. (a)                                          127,875
   12,638   Texas Instruments, Inc.                                     308,114
   10,730   Tyco Electronics Ltd. (Switzerland)                         275,010
    5,972   Western Digital Corp. (a)                                   230,698
--------------------------------------------------------------------------------
                                                                      6,748,863
--------------------------------------------------------------------------------
            MATERIALS - 1.3%
    5,477   MeadWestvaco Corp.                                          125,643
    3,070   Nalco Holding Co.                                            71,408
    3,584   Sealed Air Corp.                                             73,221
--------------------------------------------------------------------------------
                                                                        270,272
--------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES - 2.2%
    6,749   Crown Castle International Corp. (a)                        255,112
    5,882   NII Holdings, Inc. (a)                                      220,104
--------------------------------------------------------------------------------
                                                                        475,216
--------------------------------------------------------------------------------

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
================================================================================
            UTILITIES - 2.9%
    6,678   Constellation Energy Group, Inc.                     $      234,197
    1,864   Integrys Energy Group, Inc.                                  82,165
   10,185   NiSource, Inc.                                              152,979
    3,515   Oneok, Inc.                                                 155,820
--------------------------------------------------------------------------------
                                                                        625,161
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 100.1%
            (Cost $19,743,561)                                       21,586,224
            Liabilities in excess of Other Assets - 0.1%                (16,541)
--------------------------------------------------------------------------------
            NET ASSETS - 100.0%                                  $   21,569,683
================================================================================

NV - Publicly Traded Company
PLC -Public Limited Company

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 61

Claymore Exchange-Traded Fund Trust

STATEMENT OF ASSETS AND LIABILITIES | FEBRUARY 28, 2010 (unaudited)

                                                                                        CLAYMORE/
                                                                                       BNY MELLON       CLAYMORE/
                                                    CLAYMORE/          CLAYMORE/    INTERNATIONAL      OCEAN TOMO        CLAYMORE/
                                                       BEACON         BNY MELLON        SMALL CAP          GROWTH       OCEAN TOMO
                                                 SPIN-OFF ETF           BRIC ETF         LDRS ETF       INDEX ETF       PATENT ETF
                                                        (CSD)              (EEB)            (XGC)           (OTR)            (OTP)
===================================================================================================================================
ASSETS
   Investments in securities, at value         $   13,417,490    $   953,574,189    $   5,863,017    $  5,998,196    $  15,687,692
   Cash                                                24,934                  -           23,403          20,205                -
   Receivables:
     Fund shares sold                                       -                  -                -       2,393,291                -
     Dividends                                          8,557          3,769,568            4,925          12,446           60,515
     Investments sold                                   7,130                  -                -               -                -
   Due from Adviser                                    51,861                  -            6,417          20,725           59,685
   Other assets                                           192             11,838            1,413             171              854
-----------------------------------------------------------------------------------------------------------------------------------
   Total assets                                    13,510,164        957,355,595        5,899,175       8,445,034       15,808,746
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Custodian bank                                           -             50,734                -               -            7,492
   Payables:
     Fund shares redeemed                                   -                  -                -               -                -
     Investments purchased                                  -                  -                -       2,392,260            9,293
     Administration fee payable                             -             13,730                -               -                -
     Accrued advisory fees                                  -            360,355            2,415               -                -
   Accrued expenses                                    69,212            343,284           36,552          52,614           74,281
-----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                   69,212            768,103           38,967       2,444,874           91,066
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     $   13,440,952    $   956,587,492    $   5,860,208    $  6,000,160    $  15,717,680
===================================================================================================================================

COMPOSITION OF NET ASSETS
   Paid-in capital                             $   24,491,242    $ 1,167,257,137    $   7,944,079    $  6,313,480    $  17,339,372
   Accumulated undistributed net investment
   income (loss)                                      (23,525)         1,748,637           (3,913)          8,521           56,078
   Accumulated net realized gain (loss)
   on investments                                 (12,636,220)      (122,743,096)      (1,816,167)       (592,320)      (1,110,826)
   Net unrealized appreciation (depreciation)
   on investments                                   1,609,455        (89,675,186)        (263,791)        270,479         (566,944)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     $   13,440,952    $   956,587,492    $   5,860,208    $  6,000,160    $  15,717,680
===================================================================================================================================
   Shares outstanding ($0.01 par value with
   unlimited amount authorized)                       700,000         23,850,800          300,000         250,000          700,000
-----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share                   $        19.20    $         40.11    $       19.53    $      24.00    $       22.45
===================================================================================================================================
   Investments in securities, at cost          $   11,808,035    $ 1,043,249,375    $   6,126,808    $  5,727,717    $  16,254,636
===================================================================================================================================

See notes to financial statements.

62 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust

                                                                       CLAYMORE/
                                                    CLAYMORE/           SABRIENT
                                                      RAYMOND          DEFENSIVE         CLAYMORE/         CLAYMORE/
                                                   JAMES SB-1             EQUITY          SABRIENT          SABRIENT
                                                   EQUITY ETF          INDEX ETF       INSIDER ETF       STEALTH ETF
                                                         (RYJ)              (DEF)             (NFO)             (STH)
=========================================================================================================================
ASSETS
   Investments in securities, at value         $    45,655,992    $    14,702,474    $   85,245,903    $    3,835,726
   Cash                                                 28,874                  -           190,208                 -
   Receivables:
     Fund shares sold                                1,676,629                  -                 -                 -
     Dividends                                          21,101             44,974            82,021             3,749
     Investments sold                                1,999,450                  -                 -                 -
   Due from Adviser                                          -             66,532                 -            81,188
   Other assets                                              -                230               209               174
-------------------------------------------------------------------------------------------------------------------------
   Total assets                                     49,382,046         14,814,210        85,518,341         3,920,837
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Custodian bank                                            -             18,119                 -             2,036
   Payables:
     Fund shares redeemed                            1,676,629                  -                 -                 -
     Investments purchased                           2,039,618                  -                 -                 -
     Administration fee payable                              -                  -             1,697                 -
     Accrued advisory fees                              20,414                  -            11,216                 -
   Accrued expenses                                          -             83,460            96,062            86,023
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                 3,736,661            101,579           108,975            88,059
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     $    45,645,385    $    14,712,631    $   85,409,366    $    3,832,778
=========================================================================================================================

COMPOSITION OF NET ASSETS
   Paid-in capital                             $    92,597,513    $    21,117,539    $   85,832,228    $   13,887,634
   Accumulated undistributed net investment
   income (loss)                                        68,163             42,302          (275,067)           23,418
   Accumulated net realized gain (loss)
   on investments                                  (53,919,023)        (6,921,298)       (6,827,258)       (9,980,091)
   Net unrealized appreciation (depreciation)
   on investments                                    6,898,732            474,088         6,679,463           (98,183)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                     $    45,645,385    $    14,712,631    $   85,409,366    $    3,832,778
=========================================================================================================================
   Shares outstanding ($0.01 par value with
   unlimited amount authorized)                      2,722,822            700,000         3,250,800           250,800
-------------------------------------------------------------------------------------------------------------------------
   Net Asset Value Per Share                   $         16.76    $         21.02    $        26.27    $        15.28
=========================================================================================================================
   Investments in securities, at cost          $    38,757,260    $    14,228,386    $   78,566,440    $    3,933,909
=========================================================================================================================

                                                                    CLAYMORE/
                                                 CLAYMORE/              ZACKS           CLAYMORE/
                                                     ZACKS        MULTI-ASSET               ZACKS
                                                   MID-CAP             INCOME              SECTOR
                                                  CORE ETF          INDEX ETF        ROTATION ETF
                                                      (CZA)              (CVY)               (XRO)
===================================================================================================
ASSETS
   Investments in securities, at value       $    4,734,552    $   225,794,547    $     21,586,224
   Cash                                              35,240            221,677              74,048
   Receivables:
     Fund shares sold                                     -            904,667                   -
     Dividends                                        5,506            957,020              21,175
     Investments sold                                   726             55,570                   -
   Due from Adviser                                  14,120                  -              24,256
   Other assets                                         394              6,970               1,635
---------------------------------------------------------------------------------------------------
   Total assets                                   4,790,538        227,940,451          21,707,338
---------------------------------------------------------------------------------------------------

LIABILITIES
   Custodian bank                                         -                  -                   -
   Payables:
     Fund shares redeemed                                 -                  -                   -
     Investments purchased                           19,445            904,357                   -
     Administration fee payable                           -              4,480                   -
     Accrued advisory fees                                -             65,158                   -
   Accrued expenses                                  39,396            126,672             137,655
---------------------------------------------------------------------------------------------------
   Total liabilities                                 58,841          1,100,667             137,655
---------------------------------------------------------------------------------------------------
NET ASSETS                                   $    4,731,697    $   226,839,784    $     21,569,683
===================================================================================================

COMPOSITION OF NET ASSETS
   Paid-in capital                           $    5,798,812    $   247,136,507    $     70,298,454
   Accumulated undistributed net investment
   income (loss)                                     15,364           (482,582)              9,280
   Accumulated net realized gain (loss)
   on investments                                (1,381,715)       (32,006,821)        (50,580,714)
   Net unrealized appreciation (depreciation)
   on investments                                   299,236         12,192,680           1,842,663
---------------------------------------------------------------------------------------------------
NET ASSETS                                   $    4,731,697    $   226,839,784    $     21,569,683
===================================================================================================
   Shares outstanding ($0.01 par value with
   unlimited amount authorized)                     200,000         12,550,800           1,050,800
---------------------------------------------------------------------------------------------------
   Net Asset Value Per Share                 $        23.66    $         18.07    $          20.53
===================================================================================================
   Investments in securities, at cost        $    4,435,316    $   213,601,867    $     19,743,561
===================================================================================================


                                      Semiannual Report | February 28, 2010 | 63

Claymore Exchange-Traded Fund Trust

STATEMENT OF OPERATIONS | FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010

                                                                                             CLAYMORE/
                                                                                            BNY MELLON     CLAYMORE/
                                                             CLAYMORE/        CLAYMORE/  INTERNATIONAL    OCEAN TOMO     CLAYMORE/
                                                                BEACON       BNY MELLON      SMALL CAP        GROWTH    OCEAN TOMO
                                                          SPIN-OFF ETF         BRIC ETF       LDRS ETF     INDEX ETF    PATENT ETF
                                                                  (CSD)            (EEB)          (XGC)         (OTR)         (OTP)
===================================================================================================================================
INVESTMENT INCOME
   Dividend income                                         $    74,204    $  10,101,512    $    21,911   $    26,487    $  123,822
   Return of capital distributions received                    (28,213)               -              -             -          (935)
   Foreign taxes withheld                                            -         (864,972)        (2,436)            -          (966)
-----------------------------------------------------------------------------------------------------------------------------------
   Net dividend income                                          45,991        9,236,540         19,475        26,487       121,921
   Other income                                                      -                -              -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
   Total investment income                                      45,991        9,236,540         19,475        26,487       121,921
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory fee                                                 24,277        2,382,187         13,436         6,963        26,105
   Administration fee                                            1,335           90,660              -           383         1,436
   Custodian fee                                                31,027          193,951              -        18,188        35,084
   Licensing                                                     4,856          190,575              -         1,393         5,221
   Listing fee and expenses                                      2,500            3,750              -         2,500         2,500
   Miscellaneous                                                 2,957           13,289              -         2,806         3,311
   Printing expenses                                             4,085           69,782              -         2,430         3,659
   Professional fees                                            16,227           50,673              -        14,824        15,978
   Registration & filings                                            -            1,720              -             -            54
   Trustees' fees and expenses                                   1,576            3,843              -         1,504         1,587
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                               88,840        3,000,430         13,436        50,991        94,935
   Advisory fees waived                                        (24,277)          (1,294)             -        (6,963)      (26,105)
   Other expenses waived or reimbursed                         (33,003)               -              -       (34,976)      (34,893)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                 31,560        2,999,136         13,436         9,052        33,937
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                 14,431        6,237,404          6,039        17,435        87,984
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
   Investments                                                 315,094      (20,041,097)        (6,929)     (106,304)     (324,478)
   In-kind transactions                                              -       31,453,786      1,046,907       110,315       101,769
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                       315,094       11,412,689      1,039,978         4,011      (222,709)
Net change in unrealized appreciation (depreciation)
on investments                                               1,422,509       97,048,679       (371,031)      289,721       661,615
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments    1,737,603      108,461,368        668,947       293,732       438,906
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $ 1,752,034    $ 114,698,772    $   674,986    $  311,167    $  526,890
===================================================================================================================================

See notes to financial statements.

64 |Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust

                                                                                  CLAYMORE/
                                                                CLAYMORE/          SABRIENT
                                                                  RAYMOND         DEFENSIVE         CLAYMORE/
                                                               JAMES SB-1            EQUITY          SABRIENT
                                                               EQUITY ETF         INDEX ETF       INSIDER ETF
                                                                     (RYJ)             (DEF)             (NFO)
=================================================================================================================
INVESTMENT INCOME
   Dividend income                                        $       316,570    $      306,705    $      660,809
   Return of capital distributions received                      (111,269)          (41,077)          (60,365)
   Foreign taxes withheld                                               -            (8,029)             (438)
-----------------------------------------------------------------------------------------------------------------
   Net dividend income                                            205,301           257,599           600,006
   Other income                                                     1,620                 -                 -
-----------------------------------------------------------------------------------------------------------------
   Total investment income                                        206,921           257,599           600,006
-----------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory fee                                                   161,687            40,439           170,140
   Administration fee                                                   -             2,224             9,358
   Custodian fee                                                        -            32,763            43,012
   Licensing                                                            -             8,088            38,645
   Listing fee and expenses                                             -             2,500             2,500
   Miscellaneous                                                        -             3,355             3,416
   Printing expenses                                                    -             5,626             8,346
   Professional fees                                                    -            16,251            19,240
   Registration & filings                                               -                 -               155
   Trustees' fees and expenses                                          -             1,645             1,726
-----------------------------------------------------------------------------------------------------------------
   Total expenses                                                 161,687           112,891           296,538
   Advisory fees waived                                                 -           (40,439)          (75,356)
   Other expenses waived or reimbursed                                  -           (19,882)                -
-----------------------------------------------------------------------------------------------------------------
   Net Expenses                                                   161,687            52,570           221,182
-----------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                    45,234           205,029           378,824
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
   Investments                                                 (1,310,102)         (525,023)         (880,699)
   In-kind transactions                                         6,236,840           856,093         8,779,927
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                        4,926,738           331,070         7,899,228
Net change in unrealized appreciation (depreciation)
on investments                                                  1,925,243         1,191,887          (595,481)
-----------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments       6,851,981         1,522,957         7,303,747
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $     6,897,215    $    1,727,986    $    7,682,571
=================================================================================================================




                                                                                                    CLAYMORE/
                                                                                 CLAYMORE/              ZACKS         CLAYMORE/
                                                               CLAYMORE/             ZACKS        MULTI-ASSET             ZACKS
                                                                SABRIENT           MID-CAP             INCOME            SECTOR
                                                             STEALTH ETF          CORE ETF          INDEX ETF      ROTATION ETF
                                                                    (STH)             (CZA)              (CVY)             (XRO)
================================================================================================================================
INVESTMENT INCOME
   Dividend income                                        $       44,392    $       47,386     $    5,126,782    $      110,402
   Return of capital distributions received                       (2,590)          (15,584)          (625,086)           (4,618)
   Foreign taxes withheld                                           (730)             (487)           (71,923)             (149)
--------------------------------------------------------------------------------------------------------------------------------
   Net dividend income                                            41,072            31,315          4,429,773           105,635
   Other income                                                        -                 -                  -                 -
--------------------------------------------------------------------------------------------------------------------------------
   Total investment income                                        41,072            31,315          4,429,773           105,635
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory fee                                                    9,356            11,197            431,376            59,676
   Administration fee                                                515               616             23,588             3,282
   Custodian fee                                                  43,919            20,376             46,664            42,075
   Licensing                                                       1,871             2,239            117,015            11,935
   Listing fee and expenses                                        2,500             2,500              2,500             2,500
   Miscellaneous                                                   2,831             3,720              5,886             4,215
   Printing expenses                                               3,434             6,144             10,276             5,847
   Professional fees                                              12,216            25,221             27,206            14,194
   Registration & filings                                             84                 -                306               174
   Trustees' fees and expenses                                     1,393             1,563              2,018             1,523
--------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                                 78,119            73,576            666,835           145,421
   Advisory fees waived                                           (9,356)          (11,197)          (106,047)          (59,676)
   Other expenses waived or reimbursed                           (56,600)          (47,823)                 -            (8,166)
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                   12,163            14,556            560,788            77,579
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                   28,909            16,759          3,868,985            28,056
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
   Investments                                                  (148,651)              957           (545,106)         (487,979)
   In-kind transactions                                        1,022,029           837,135         18,385,384         4,099,950
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                         873,378           838,092         17,840,278         3,611,971
Net change in unrealized appreciation (depreciation)
on investments                                                  (591,616)         (245,352)          (668,631)         (773,532)
--------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        281,762           592,740         17,171,647         2,838,439
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $      310,671    $      609,499     $   21,040,632    $    2,866,495
================================================================================================================================



                                      Semiannual Report | February 28, 2010 | 65

Claymore Exchange-Traded Fund Trust

Statement of CHANGES IN NET ASSETS |

                                                  CLAYMORE/BEACON                        CLAYMORE/BNY MELLON
                                                 SPIN-OFF ETF (CSD)                         BRIC ETF (EEB)
                                      ---------------------------------------  ---------------------------------------
                                       FOR THE SIX MONTHS                       FOR THE SIX MONTHS
                                       ENDED FEBRUARY 28,       FOR THE YEAR          ENDED              FOR THE YEAR
                                              2010                 ENDED        FEBRUARY 28, 2010            ENDED
                                           (UNAUDITED)        AUGUST 31, 2009      (UNAUDITED)         AUGUST 31, 2009
=======================================================================================================================
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS
   Net investment income (loss)        $          14,431   $          206,507   $       6,237,404   $       13,319,131
   Net realized gain (loss)                      315,094           (7,656,376)         11,412,689         (205,671,862)
   Net unrealized appreciation
     (depreciation)                            1,422,509            3,068,604          97,048,679           15,163,162
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from
       operations                              1,752,034           (4,381,265)        114,698,772         (177,189,569)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net
     investment income                          (171,500)            (256,800)        (13,030,610)         (15,996,826)
   Return of capital                                   -                    -                   -                    -
-----------------------------------------------------------------------------------------------------------------------
   Total distributions                          (171,500)            (256,800)        (13,030,610)         (15,996,826)
-----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                3,794,320                    -         246,970,113          310,343,662
   Cost of shares redeemed                             -           (2,527,991)       (145,775,144)        (222,712,732)
-----------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from
       capital share transactions              3,794,320           (2,527,991)        101,194,969           87,630,930
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                              5,374,854           (7,166,056)        202,863,131         (105,555,465)

NET ASSETS
   Beginning of period                         8,066,098           15,232,154         753,724,361          859,279,826
-----------------------------------------------------------------------------------------------------------------------
   End of period                       $      13,440,952   $        8,066,098   $     956,587,492   $      753,724,361
=======================================================================================================================
   Accumulated undistributed net
     investment income (loss) at end
     of period                         $         (23,525)  $          133,544   $       1,748,637   $        8,541,843
=======================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                   200,000                    -           5,850,000            9,550,000
   Shares redeemed                                     -             (200,000)         (3,800,000)          (7,750,000)
   Shares outstanding, beginning of
     period                                      500,000              700,000          21,800,800           20,000,800
-----------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period             700,000              500,000          23,850,800           21,800,800
=======================================================================================================================

                                         CLAYMORE/BNY MELLON INTERNATIONAL
                                              SMALL CAP LDRS ETF (XGC)
                                      ---------------------------------------
                                      FOR THE SIX MONTHS
                                            ENDED               FOR THE YEAR
                                       FEBRUARY 28, 2010           ENDED
                                          (UNAUDITED)         AUGUST 31, 2009
=============================================================================
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS
   Net investment income (loss)        $           6,039   $           32,468
   Net realized gain (loss)                    1,039,978           (2,667,978)
   Net unrealized appreciation
     (depreciation)                             (371,031)           1,290,357
------------------------------------------------------------------------------
     Net increase (decrease) in net
     assets resulting from
     operations                                  674,986           (1,345,153)
------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net
     investment income                           (23,100)             (53,100)
   Return of capital                                   -                    -
------------------------------------------------------------------------------
   Total distributions                           (23,100)             (53,100)
------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                6,935,773            1,610,505
   Cost of shares redeemed                    (5,862,693)          (2,203,001)
------------------------------------------------------------------------------
     Net increase/(decrease) from
       capital share transactions              1,073,080             (592,496)
------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                              1,724,966           (1,990,749)

NET ASSETS
   Beginning of period                         4,135,242            6,125,991
------------------------------------------------------------------------------
   End of period                       $       5,860,208   $        4,135,242
==============================================================================
   Accumulated undistributed net
     investment income (loss) at end
     of period                         $          (3,913)  $           13,148
==============================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                   350,000              100,000
   Shares redeemed                              (300,000)            (150,000)
   Shares outstanding, beginning of
     period                                      250,000              300,000
------------------------------------------------------------------------------
   Shares outstanding, end of period             300,000              250,000
==============================================================================

* Results for the period prior to September 4, 2008 are of Claymore/Raymond James SB-1 Equity Fund.

See notes to financial statements.

66 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust

                                            CLAYMORE/OCEANTOMO                      CLAYMORE/OCEAN TOMO
                                           GROWTH INDEX ETF (OTR)                      PATENT ETF (OTP)
                                   --------------------------------------    -----------------------------------
                                   FOR THE SIX MONTHS                        FOR THE SIX MONTHS
                                          ENDED             FOR THE YEAR          ENDED             FOR THE YEAR
                                    FEBRUARY 28, 2010          ENDED         FEBRUARY 28, 2010         ENDED
                                       (UNAUDITED)        AUGUST 31, 2009      (UNAUDITED)        AUGUST 31, 2009
==================================================================================================================
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS
   Net investment income (loss)     $          17,435   $           14,803   $        87,984   $          125,066
   Net realized gain (loss)                     4,011             (581,920)         (222,709)          (1,512,304)
   Net unrealized appreciation
     (depreciation)                           289,721              166,745           661,615             (628,527)
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from
       operations                             311,167             (400,372)          526,890           (2,015,765)
------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net
     investment income                        (21,000)              (7,000)         (119,000)            (132,900)
   Return of capital                                -                    -                 -                    -
------------------------------------------------------------------------------------------------------------------
   Total distributions                        (21,000)              (7,000)         (119,000)            (132,900)
------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares             4,695,205                    -        10,137,491                    -
   Cost of shares redeemed                 (1,099,134)                   -        (1,056,123)          (1,892,085)
------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from
       capital share transactions           3,596,071                    -         9,081,368           (1,892,085)
------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                           3,886,238             (407,372)        9,489,258           (4,040,750)

NET ASSETS
   Beginning of period                      2,113,922            2,521,294         6,228,422           10,269,172
------------------------------------------------------------------------------------------------------------------
   End of period                       $    6,000,160   $        2,113,922   $    15,717,680   $        6,228,422
==================================================================================================================
   Accumulated undistributed net
     investment income (loss) at end
     of period                         $        8,521   $           12,086   $        56,078   $           87,094
==================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                200,000                    -           450,000                    -
   Shares redeemed                            (50,000)                   -           (50,000)            (100,000)
   Shares outstanding, beginning of
     period                                   100,000              100,000           300,000              400,000
------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period          250,000              100,000           700,000              300,000
==================================================================================================================



                                             CLAYMORE/RAYMON
                                       JAMES SB-1 EQUITY ETF (RYJ)
                                 -------------------------------------
                                   FOR THE SIX MONTHS
                                         ENDED             FOR THE YEAR
                                    FEBRUARY 28, 2010         ENDED
                                      (UNAUDITED)        AUGUST 31, 2009*
===========================================================================
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS
   Net investment income (loss)       $       45,234     $         131,564
   Net realized gain (loss)                4,926,738           (34,420,572)
   Net unrealized appreciation
     (depreciation)                        1,925,243            (3,411,768)
---------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from
       operations                          6,897,215           (37,700,776)
---------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net
     investment income                             -                     -
   Return of capital                               -              (114,603)
---------------------------------------------------------------------------
   Total distributions                             -              (114,603)
---------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares           18,969,593             6,947,550
   Cost of shares redeemed               (19,784,950)         (126,594,498)
---------------------------------------------------------------------------
     Net increase/(decrease) from
       capital share transactions           (815,357)         (119,646,948)
---------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                          6,081,858          (157,462,327)

NET ASSETS
   Beginning of period                    39,563,527           197,025,854
---------------------------------------------------------------------------
   End of period                      $   45,645,385     $      39,563,527
===========================================================================
   Accumulated undistributed net
     investment income (loss) at end
     of period                        $       68,163     $          22,929
===========================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                             1,200,000               500,000
   Shares redeemed                        (1,250,000)           (8,850,000)
   Shares outstanding, beginning of
     period                                2,772,822            11,122,822
---------------------------------------------------------------------------
   Shares outstanding, end of period       2,722,822             2,772,822
===========================================================================


                                      Semiannual Report | February 28, 2010 | 67

Claymore Exchange-Traded Fund Trust | Statement of CHANGES IN NET ASSETS continued

                                            CLAYMORE/SABRIENT DEFENSIVE                  CLAYMORE/SABRIENT
                                               EQUITY INDEX ETF (DEF)                   INSIDER ETF (NFO)
                                      --------------------------------------   --------------------------------------
                                      FOR THE SIX MONTHS                       FOR THE SIX MONTHS
                                             ENDED              FOR THE YEAR          ENDED              FOR THE YEAR
                                       FEBRUARY 28, 2010            ENDED       FEBRUARY 28, 2010            ENDED
                                          (UNAUDITED)          AUGUST 31, 2009     (UNAUDITED)          AUGUST 31, 2009
=======================================================================================================================
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS
   Net investment income (loss)        $         205,029   $          456,390   $         378,824   $          245,661
   Net realized gain (loss)                      331,070           (4,471,799)          7,899,228           (9,465,995)
   Net unrealized appreciation
     (depreciation)                            1,191,887              427,270            (595,481)           8,145,607
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from
       operations                              1,727,986           (3,588,139)          7,682,571           (1,074,727)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net
     investment income                          (450,400)            (425,000)           (715,220)            (407,866)
   Return of capital                                   -                    -                   -                    -
-----------------------------------------------------------------------------------------------------------------------
     Total distributions                        (450,400)            (425,000)           (715,220)            (407,866)
-----------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                5,088,033            4,148,944          64,152,200           48,820,789
   Cost of shares redeemed                    (7,170,637)          (1,801,869)        (42,171,863)         (21,731,297)
-----------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from
       capital share transactions             (2,082,604)           2,347,075          21,980,337           27,089,492
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                               (805,018)          (1,666,064)         28,947,688           25,606,899

NET ASSETS
   Beginning of period                        15,517,649           17,183,713          56,461,678           30,854,779
-----------------------------------------------------------------------------------------------------------------------
   End of period                       $      14,712,631   $       15,517,649   $      85,409,366   $       56,461,678
=======================================================================================================================
   Accumulated undistributed net
     investment income (loss) at end
     of period                         $          42,302   $          287,673   $        (275,067)  $           61,329
=======================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                   250,000              200,000           2,550,000            2,300,000
   Shares redeemed                              (350,000)            (100,000)         (1,700,000)          (1,050,000)
   Shares outstanding, beginning of
     period                                      800,000              700,000           2,400,800            1,150,800
-----------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period             700,000              800,000           3,250,800            2,400,800
=======================================================================================================================

                                                CLAYMORE/SABRIENT
                                                STEALTH ETF (STH)
                                    ----------------------------------------
                                    FOR THE SIX MONTHS
                                           ENDED                FOR THE YEAR
                                     FEBRUARY 28, 2010             ENDED
                                        (UNAUDITED)           AUGUST 31, 2009
==============================================================================
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS
   Net investment income (loss)       $           28,909   $           99,984
   Net realized gain (loss)                      873,378           (3,529,601)
   Net unrealized appreciation
     (depreciation)                             (591,616)             414,969
------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from
       operations                                310,671           (3,014,648)
------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net
     investment income                           (37,620)            (166,042)
   Return of capital                                   -                    -
------------------------------------------------------------------------------
     Total distributions                         (37,620)            (166,042)
------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                        -            1,217,682
   Cost of shares redeemed                             -           (3,310,817)
------------------------------------------------------------------------------
     Net increase/(decrease) from
       capital share transactions                      -           (2,093,135)
------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                                273,051           (5,273,825)

NET ASSETS
   Beginning of period                         3,559,727            8,833,552
------------------------------------------------------------------------------
   End of period                      $        3,832,778   $        3,559,727
==============================================================================
   Accumulated undistributed net
     investment income (loss) at end
     of period                        $           23,418   $           32,129
==============================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                         -              100,000
   Shares redeemed                                     -             (250,000)
   Shares outstanding, beginning of
     period                                      250,800              400,800
------------------------------------------------------------------------------
   Shares outstanding, end of period             250,800              250,800
==============================================================================

See notes to financial statements.

68 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust

                                               CLAYMORE/ZACKS                         CLAYMORE/ZACKS
                                           MID-CAP CORE ETF (CZA)            MULTI-ASSET INCOME INDEX ETF (CVY)
                                    ---------------------------------     --------------------------------------
                                    FOR THE SIX MONTHS                    FOR THE SIX MONTHS
                                           ENDED          FOR THE YEAR           ENDED              FOR THE YEAR
                                    FEBRUARY 28, 2010        ENDED          FEBRUARY 28, 2010          ENDED
                                        (UNAUDITED)      AUGUST 31, 2009       (UNAUDITED)        AUGUST 31, 2009
====================================================================================================================
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS
   Net investment income (loss)     $            16,759   $         37,438   $       3,868,985   $        3,473,500
   Net realized gain (loss)                     838,092         (1,300,353)         17,840,278          (18,690,407)
   Net unrealized appreciation
     (depreciation)                            (245,352)           574,968            (668,631)          18,058,096
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from
       operations                               609,499           (687,947)         21,040,632            2,841,189
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net
     investment income                           (4,000)           (22,028)         (4,438,260)          (2,741,673)
   Return of capital                                  -            (10,972)                  -           (1,272,195)
--------------------------------------------------------------------------------------------------------------------
     Total distributions                         (4,000)           (33,000)         (4,438,260)          (4,013,868)
--------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares               4,496,984          2,704,344         224,773,267          116,811,850
   Cost of shares redeemed                   (4,496,984)        (2,616,876)       (135,655,635)         (45,806,821)
--------------------------------------------------------------------------------------------------------------------
     Net increase/(decrease) from
       capital share transactions                     -             87,468          89,117,632           71,005,029
--------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                               605,499           (633,479)        105,720,004           69,832,350

NET ASSETS
   Beginning of period                        4,126,198          4,759,677         121,119,780           51,287,430
--------------------------------------------------------------------------------------------------------------------
   End of period                    $         4,731,697   $      4,126,198   $     226,839,784   $      121,119,780
====================================================================================================================
   Accumulated undistributed net
     investment income (loss) at end
     of period                      $            15,364   $          2,605   $        (482,582)  $           86,693
====================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                  200,000            150,000          13,200,000            7,900,000
   Shares redeemed                             (200,000)          (150,000)         (8,050,000)          (2,950,000)
   Shares outstanding, beginning of
     period                                     200,000            200,000           7,400,800            2,450,800
--------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period            200,000            200,000          12,550,800            7,400,800
====================================================================================================================


                                                CLAYMORE/ZACKS
                                          SECTOR ROTATION ETF (XRO)
                                     ------------------------------------
                                     FOR THE SIX MONTHS
                                           ENDED              FOR THE YEAR
                                      FEBRUARY 28,2010            ENDED
                                        (UNAUDITED)          AUGUST 31, 2009
============================================================================
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS
   Net investment income (loss)       $          28,056   $         470,177
   Net realized gain (loss)                   3,611,971         (34,523,766)
   Net unrealized appreciation
     (depreciation)                            (773,532)          1,745,543
----------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from
       operations                             2,866,495         (32,308,046)
----------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net
     investment income                         (205,337)           (283,010)
   Return of capital                                  -                   -
----------------------------------------------------------------------------
     Total distributions                       (205,337)           (283,010)
----------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares              22,444,013           9,128,779
   Cost of shares redeemed                  (30,182,274)        (47,801,402)
----------------------------------------------------------------------------
     Net increase/(decrease) from
       capital share transactions            (7,738,261)        (38,672,623)
----------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                            (5,077,103)        (71,263,679)

NET ASSETS
   Beginning of period                       26,646,786          97,910,465
----------------------------------------------------------------------------
   End of period                      $      21,569,683   $      26,646,786
============================================================================
   Accumulated undistributed net
     investment income (loss) at end
     of period                        $           9,280   $         186,561
============================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                1,150,000             550,000
   Shares redeemed                           (1,550,000)         (2,650,000)
   Shares outstanding, beginning of
     period                                   1,450,800           3,550,800
----------------------------------------------------------------------------
   Shares outstanding, end of period          1,050,800           1,450,800
============================================================================


                                      Semiannual Report | February 28, 2010 | 69

Claymore Exchange-Traded Fund Trust

FINANCIAL HIGHLIGHTS |

CSD | Claymore/Beacon Spin-Off ETF

                                                      FOR THE SIX                                               FOR THE PERIOD
                                                           MONTHS                                                 DECEMBER 15,
                                                            ENDED          FOR THE YEAR       FOR THE YEAR              2006**
PER SHARE OPERATING PERFORMANCE FOR A SHARE     FEBRUARY 28, 2010                 ENDED              ENDED             THROUGH
   OUTSTANDING THROUGHOUT THE PERIOD                  (UNAUDITED)       AUGUST 31, 2009    AUGUST 31, 2008     AUGUST 31, 2007
==============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD               $        16.13      $          21.76   $          29.02   $           25.18
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(a)                           0.03                  0.38               0.34                0.04
   Net realized and unrealized gain (loss)                   3.38                 (5.58)             (7.42)               3.80
-----------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                        3.41                 (5.20)             (7.08)               3.84
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment
     income                                                 (0.34)                (0.43)             (0.18)                 --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $        19.20      $          16.13   $          21.76   $           29.02
=============================================================================================================================
MARKET VALUE, END OF PERIOD                        $        19.19      $          16.09   $          21.79   $           28.97
=============================================================================================================================

TOTAL RETURN* (b)
   Net asset value                                          21.22%               -23.14%            -24.50%              15.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $       13,441      $          8,066   $         15,232   $          50,793
Ratio of net expenses to average net assets *                0.65%(c)              0.65%              0.69%               0.75%(c)
Ratio of net investment income to average
   net assets *                                              0.30%(c)              2.83%              1.34%               0.17%(c)
Portfolio turnover rate(d)                                     17%                   89%                62%                 23%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net
    assets                                                   1.83%(c)              1.90%              1.08%               1.11%(c)
  Ratio of net investment income (loss) to
    average net assets                                      -0.88%(c)              1.58%              0.95%              -0.19%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

70 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

EEB | Claymore BNY Mellon BRIC ETF

                                                 FOR THE SIX                                               FOR THE PERIOD
                                                      MONTHS                                                SEPTEMBER 21,
                                                       ENDED          FOR THE YEAR       FOR THE YEAR              2006**
PER SHARE OPERATING PERFORMANCE FOR A      FEBRUARY 28, 2010                 ENDED              ENDED             THROUGH
SHARE OUTSTANDING THROUGHOUT THE PERIOD          (UNAUDITED)       AUGUST 31, 2009    AUGUST 31, 2008     AUGUST 31, 2007
=============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD          $        34.57      $          42.96   $          40.69   $           24.58
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                     0.26                  0.79               0.65                0.62
   Net realized and unrealized gain (loss)
     on investments                                     5.79                 (8.15)              1.86               15.54
-----------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                   6.05                 (7.36)              2.51               16.16
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                               (0.51)                (1.03)             (0.24)              (0.05)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $        40.11      $          34.57   $          42.96   $           40.69
=============================================================================================================================
MARKET VALUE, END OF PERIOD                   $        39.83      $          34.55   $          42.98   $           40.75
=============================================================================================================================

TOTAL RETURN *(b)
   Net asset value                                     17.43%               -15.95%              6.06%              65.78%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)         $      956,587      $        753,724   $        859,280   $         419,092
Ratio of net expenses to average net
   assets*                                              0.63%(c)              0.64%              0.60%               0.64%(c)
Ratio of net investment income (loss) to
   average net assets*                                  1.31%(c)              2.76%              1.32%               1.89%(c)
Portfolio turnover rate (d)                                4%                   16%                 6%                  3%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net
    assets                                              0.63%(c)              0.69%              0.61%               0.68%(c)
  Ratio of net investment income (loss) to
    average net assets                                  1.31%(c)              2.71%              1.31%               1.85%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 71

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

XGC | Claymore/BNY Mellon International Small Cap LDRs ETF


                                         FOR THE SIX MONTHS                                                      FOR THE PERIOD
PER SHARE OPERATING PERFORMANCE                       ENDED             FOR THE YEAR           FOR THE YEAR     APRIL 2, 2007**
FOR A SHARE OUTSTANDING THROUGHOUT THE    FEBRUARY 28, 2010                    ENDED                  ENDED             THROUGH
PERIOD                                          (UNAUDITED)          AUGUST 31, 2009        AUGUST 31, 2008     AUGUST 31, 2007
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD     $            16.54        $           20.42     $            25.01   $           25.02
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(a)                     0.02                     0.12                   0.12               (0.01)

   Net realized and unrealized gain
     (loss)                                            3.05                    (3.82)                 (4.52)                 --
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                  3.07                    (3.70)                 (4.40)              (0.01)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                         (0.08)                   (0.18)                 (0.19)                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $            19.53        $           16.54     $            20.42   $           25.01
===================================================================================================================================
MARKET VALUE, END OF PERIOD              $            19.53        $           16.51     $            20.62   $           25.02
===================================================================================================================================

TOTAL RETURN* (b)
   Net asset value                                    18.53%                  -17.87%                -17.73%              -0.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)    $            5,860        $           4,135     $            6,126   $           5,001
Ratio of net expenses to average net                   0.45%(c)(e)              0.63%(e)               1.04%               1.77%(c)
assets*
Ratio of net investment income (loss)                  0.20%(c)                 0.85%                  0.54%              -0.06%(c)
to average net assets*
Portfolio turnover rate(d)                               11%                      97%                    25%                  2%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net
    assets                                               N/A                    2.87%                  2.86%               7.01%(c)
  Ratio of net investment income (loss) to
    average net assets                                   N/A                   -1.39%                 -1.28%              -5.30%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

(e) Effective July 27, 2009, the investment strategy of the fund changed and the 0.60% expense cap was replaced with a 0.45% unitary investment advisory fee.

see notes to financial statements.

72 | Semiannual Report | February 28,2010

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

OTR|Claymore/Ocean Tomo Growth Index ETF

                                         FOR THE SIX MONTHS                                                       FOR THE PERIOD
PER SHARE OPERATING PERFORMANCE                       ENDED             FOR THE YEAR           FOR THE YEAR      APRIL 2, 2007**
FOR A SHARE OUTSTANDING THROUGHOUT THE    FEBRUARY 28, 2010                    ENDED                  ENDED              THROUGH
PERIOD                                          (UNAUDITED)          AUGUST 31, 2009        AUGUST 31, 2008      AUGUST 31, 2007
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD     $            21.14        $           25.21     $            27.44   $            25.14
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(a)                     0.14                     0.15                  (0.12)               (0.05)
   Net realized and unrealized gain
     (loss)                                            2.86                    (4.15)                 (1.94)                2.35
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                  3.00                    (4.00)                 (2.06)                2.30
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net
    investment income                                 (0.14)                   (0.07)                 (0.17)                  --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $            24.00        $           21.14     $            25.21   $            27.44
====================================================================================================================================
MARKET VALUE, END OF PERIOD              $            24.02        $           21.00     $            25.65   $            27.45
====================================================================================================================================

TOTAL RETURN* (b)
   Net asset value                                    14.19%                  -15.78%                 -7.58%                9.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)    $            6,000        $           2,114     $            2,521   $            2,744
Ratio of net expenses to average net                   0.65%(c)                 0.65%                  1.53%                2.03%(c)
assets*
Ratio of net investment income (loss)                  1.25%(c)                 0.82%                 -0.46%               -0.46%(c)
to average net assets*
Portfolio turnover rate(d)                                7%                      62%                    24%                   1%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net assets        3.66%(c)                 5.30%                  5.49%                8.48%(c)
  Ratio of net investment income (loss) to
    average net assets                                -1.76%(c)                -3.83%                 -4.42%               -6.91%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                       Semiannual Report | February 28,2010 | 73

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

OTP|Claymore/Ocean Tomo Patent ETF

                                         FOR THE SIX MONTHS                                                      FOR THE PERIOD
PER SHARE OPERATING PERFORMANCE                       ENDED           FOR THE YEAR           FOR THE YEAR   DECEMBER 15, 2006**
FOR A SHARE OUTSTANDING THROUGHOUT THE    FEBRUARY 28, 2010                  ENDED                  ENDED               THROUGH
PERIOD                                          (UNAUDITED)        AUGUST 31, 2009        AUGUST 31, 2008       AUGUST 31, 2007
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD     $            20.76      $           25.67     $            27.92    $            25.27
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                    0.18                   0.40                   0.34                  0.17
   Net realized and unrealized gain
     (loss) on investments                             1.68                  (4.87)                 (1.99)                 2.48
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                  1.86                  (4.47)                 (1.65)                 2.65
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment
     income                                           (0.17)                 (0.44)                 (0.60)                   --(e)
===================================================================================================================================
NET ASSET VALUE, END OF PERIOD           $            22.45      $           20.76     $            25.67    $            27.92
===================================================================================================================================
MARKET VALUE, END OF PERIOD              $            22.47      $           20.74     $            25.84    $            27.66
===================================================================================================================================

TOTAL RETURN* (b)
   Net asset value                                     8.95%                -17.12%                 -6.11%                10.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)    $           15,718      $           6,228     $           10,269    $            8,377
Ratio of net expenses to average net                   0.65%(c)               0.65%                  0.75%                 0.91%(c)
assets*
Ratio of net investment income (loss)                  1.69%(c)               2.13%                  1.25%                 0.90%(c)
to average net assets*
Portfolio turnover rate (d)                              14%                    33%                    18%                    4%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net assets        1.82%(c)               2.38%                  1.86%                 1.97%(c)
  Ratio of net investment income (loss) to
    average net assets                                 0.52%(c)               0.40%                  0.14%                -0.16%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)   Amount is less than $0.01

See notes to financial statements.

74 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

RYJ | Claymore/Raymond James SB-1 Equity ETF


PER SHARE OPERATING          FOR THE SIX MONTHS                                                                     FOR THE PERIOD
PERFORMANCE                               ENDED         FOR THE YEAR         FOR THE YEAR         FOR THE YEAR        MAY 19, 2006
FOR A SHARE OUTSTANDING       FEBRUARY 28, 2010                ENDED                ENDED                ENDED             THROUGH
THROUGHOUT EACH PERIOD              (UNAUDITED)  AUGUST 31, 2009 (a)  AUGUST 31, 2008 (a)  AUGUST 31, 2007 (a)  AUGUST 31, 2006 (a)
===================================================================================================================================
NET ASSET VALUE, BEGINNING
OF PERIOD                        $        14.27     $          17.71     $          21.67     $          19.15    $        19.10(b)
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS
   Net investment income                   0.02                 0.03                (0.02)               (0.05)            (0.00)(d)
     (loss)(c)
   Net realized and
     unrealized gain (loss)
     on investments                        2.47                (3.44)               (2.10)                2.68              0.09
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment
       operations                          2.49                (3.41)               (2.12)                2.63              0.09
-----------------------------------------------------------------------------------------------------------------------------------
COMMON SHARES' OFFERING                       -                    -                    -                    -             (0.04)
EXPENSES CHARGED TO
PAID-IN-CAPITAL

DISTRIBUTIONS TO COMMON
SHAREHOLDERS
   From and in excess of                      -                    -                (1.70)(i)            (0.11)                -
     net realized gain
   Return of capital                          -                (0.03)               (0.14)(i)                -                 -
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                        -                (0.03)               (1.84)               (0.11)                -
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                           $        16.76     $          14.27     $          17.71     $          21.67    $        19.15
===================================================================================================================================
MARKET VALUE, END OF PERIOD      $        16.76     $          14.26     $          17.62     $          19.27    $        17.50
===================================================================================================================================

TOTAL RETURN (e)
   Net asset value                        17.45%              -19.17%              -10.54%               13.78%             0.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(thousands)                  $           45,645     $         39,564     $        197,026     $        240,998    $      212,982

Ratio of net expenses to
average net assets                         0.75%(f)             0.76%(h)             1.25%                1.09%             1.12%(f)

Ratio of net investment
income to average net
assets                                     0.21%(f)             0.28%              (0.13)%               (0.06)%          (0.06)%(f)

Portfolio turnover rate(g)                   22%                 195%                 142%                 166%               41%

(a) Results for periods prior to September 4, 2008 are of Claymore/Raymond James SB-1 Equity Fund, which commenced on May 19, 2006.

(b)   Before deduction of offering expenses charged to capital.

(c)   Based on average shares outstanding during the period.

(d)   Amount is less than $0.01.

(e) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. Prior to September 4, 2008, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of Claymore/Raymond James SB-1 Equity Fund. A return calculated for a period of less than one year is not annualized.

(f)   Annualized.

(g) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(h) The annualized expense ratio is capped at 0.75% from the date of the reorganization. This ratio includes expenses for the Claymore/Raymond James SB-1 Equity Fund for the period prior to the reorganization.

(i) Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to common shareholders from and in excess of net realized gain and distributions paid to common shareholders from return of capital.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 75

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

DEF | Claymore/Sabrient Defensive Equity Index ETF

                                                FOR THE SIX MONTHS                                               FOR THE PERIOD
                                                             ENDED       FOR THE YEAR         FOR THE YEAR  DECEMBER 15, 2006**
PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2010              ENDED                ENDED              THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          (UNAUDITED)    AUGUST 31, 2009      AUGUST 31, 2008      AUGUST 31, 2007
==================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                  $      19.40         $    24.55         $      26.34         $      25.07
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income(a)                                  0.26               0.57                 0.62                 0.31
    Net realized and unrealized gain (loss)                   1.92              (5.22)               (2.00)                0.97
----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                       2.18              (4.65)               (1.38)                1.28
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
    From and in excess of net investment income              (0.56)             (0.50)               (0.41)               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $      21.02         $    19.40         $      24.55         $      26.34
==================================================================================================================================
MARKET VALUE, END OF PERIOD                           $      21.02         $    19.38         $      24.60         $      26.29
==================================================================================================================================

TOTAL RETURN* (b)
    Net asset value                                         11.28%            -18.72%               -5.32%                5.09%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     14,713         $   15,518         $     17,184         $     27,657

Ratio of net expenses to average net assets*                 0.65%(c)           0.65%                0.70%                0.79%(c)

Ratio of net investment income to average net assets*        2.54%(c)           3.18%                2.43%                1.64%(c)

Portfolio turnover rate (d)                                    16%                98%                  60%                  21%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net assets              1.40%(c)           1.35%                1.24%                1.35%(c)
  Ratio of net investment income to average net assets       1.79%(c)           2.48%                1.89%                1.08%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

76 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

NFO | Claymore/Sabrient Insider ETF

                                                FOR THE SIX MONTHS                                               FOR THE PERIOD
                                                             ENDED       FOR THE YEAR       FOR THE YEAR    DECEMBER 15, 2006**
PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2010              ENDED              ENDED                THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          (UNAUDITED)    AUGUST 31, 2009    AUGUST 31, 2008        AUGUST 31, 2007
==================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                  $      23.52    $         26.81    $         29.48    $             25.14
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income(a)                                  0.14               0.22               0.53                   0.11
    Net realized and unrealized gain (loss)                   2.89              (2.93)             (2.92)                  4.27
----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                       3.03              (2.71)             (2.39)                  4.38
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
    From and in excess of net investment income              (0.28)             (0.58)             (0.28)                 (0.04)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $      26.27    $         23.52    $         26.81    $             29.48
==================================================================================================================================
MARKET VALUE, END OF PERIOD                           $      26.26    $         23.50    $         26.79    $             29.45
==================================================================================================================================

TOTAL RETURN* (b)
    Net asset value                                          12.88%             -9.39%             -8.19%                 17.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     85,409    $        56,462    $        30,855    $            30,976

Ratio of net expenses to average net assets*                  0.65%(c)           0.65%              0.66%                  0.76%(c)

Ratio of net investment income to average net assets*         1.11%(c)           1.08%              1.91%                  0.41%(c)

Portfolio turnover rate (d)                                     19%                94%                84%                    17%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets                       0.87%(c)           1.14%              1.07%                  1.15%(c)
Ratio of net investment income to average net assets          0.89%(c)           0.59%              1.50%                  0.02%(c)


**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 77

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

STH | Claymore/Sabrient Insider ETF

                                                FOR THE SIX MONTHS                                               FOR THE PERIOD
                                                             ENDED       FOR THE YEAR       FOR THE YEAR    DECEMBER 15, 2006**
PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2010              ENDED              ENDED                THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          (UNAUDITED)    AUGUST 31, 2009    AUGUST 31, 2008        AUGUST 31, 2007
==================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                  $      14.19    $         22.04    $         26.25      $           25.15
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income(a)                                  0.12               0.35               0.57                   0.22
    Net realized and unrealized gain (loss)                   1.12              (7.65)             (4.34)                  0.95
----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                       1.24              (7.30)             (3.77)                  1.17
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
    From and in excess of net investment income              (0.15)             (0.55)             (0.44)                 (0.07)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $      15.28    $         14.19    $         22.04      $           26.25
==================================================================================================================================
MARKET VALUE, END OF PERIOD                           $      15.02    $         14.11    $         22.02      $           26.18
==================================================================================================================================

TOTAL RETURN* (b)
    Net asset value                                           8.73%            -32.91%            -14.44%                  4.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $      3,833    $         3,560    $         8,834      $          18,394

Ratio of net expenses to average net assets*                  0.65%(c)           0.65%              0.67%                  0.84%(c)

Ratio of net investment income to average net assets*         1.54%(c)           2.54%              2.44%                  0.83%(c)

Portfolio turnover rate (d)                                     50%               194%               180%                    61%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net assets               4.17%(c)           3.47%              1.75%                  1.51%(c)

  Ratio of net investment income (loss) to average net
    assets                                                   -1.98%(c)          -0.28%              1.36%                  0.16%(c)

**    Commencement of investment operations

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

78 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

CZA | Claymore/Zacks Mid-Cap Core ETF

                                                FOR THE SIX MONTHS                                               FOR THE PERIOD
                                                             ENDED       FOR THE YEAR       FOR THE YEAR        APRIL 2, 2007**
PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2010              ENDED              ENDED                THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          (UNAUDITED)    AUGUST 31, 2009    AUGUST 31, 2008        AUGUST 31, 2007
==================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                  $      20.63    $         23.80     $        25.50      $           25.09
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income(loss)(a)                            0.08               0.20               0.06                  (0.02)
    Net realized and unrealized gain (loss)                   2.97              (3.20)             (1.66)                  0.43
----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                       3.05              (3.00)             (1.60)                  0.41
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
    From and in excess of net investment income              (0.02)             (0.11)             (0.10)                     -

    Return of Capital                                            -              (0.06)                 -                      -
----------------------------------------------------------------------------------------------------------------------------------
      Total distribution                                     (0.02)             (0.17)             (0.10)                     -

NET ASSET VALUE, END OF PERIOD                        $      23.66    $         20.63     $        23.80      $           25.50
==================================================================================================================================
MARKET VALUE, END OF PERIOD                           $      23.64    $         20.64     $        23.99      $           25.59
==================================================================================================================================

TOTAL RETURN* (b)
    Net asset value                                          14.78%            -12.44%             -6.32%                  1.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $      4,732    $         4,126     $        4,760      $           5,100

Ratio of net expenses to average net assets*                  0.65%(c)           0.65%              1.12%                  1.81%(c)

Ratio of net investment income (loss)to average net
assets*                                                       0.75%(c)           1.13%              0.24%                - 0.21%(c)

Portfolio turnover rate (d)                                     23%               205%               136%                    17%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net assets               3.29%(c)           3.88%              3.30%                  7.13%(c)

  Ratio of net investment income (loss) to average net
   assets                                                    -1.89%(c)          -2.10%             -1.94%                 -5.53%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 79

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

CVY | Claymore/Zacks Multi-Asset Income Index ETF

                                                FOR THE SIX MONTHS                                                FOR THE PERIOD
                                                             ENDED        FOR THE YEAR       FOR THE YEAR   SEPTEMBER 21, 2006**
PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2010               ENDED              ENDED                THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          (UNAUDITED)     AUGUST 31, 2009    AUGUST 31, 2008        AUGUST 31, 2007
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                  $      16.37     $         20.93     $        26.14     $           24.96
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income(loss)(a)                            0.39                0.91               1.36                  1.06
    Net realized and unrealized gain (loss)
      on investment                                           1.76               (4.26)             (5.18)                 1.12
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                       2.15               (3.35)             (3.82)                 2.18
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income                                    (0.45)              (0.83)             (1.07)                (0.88)
    Return of Capital                                            -               (0.38)             (0.32)                (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
      Total Distribution                                     (0.45)              (1.21)             (1.39)                (1.00)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $      18.07     $         16.37     $        20.93     $           26.14
===================================================================================================================================
MARKET VALUE, END OF PERIOD                           $      18.10     $         16.37     $        20.94     $           26.10
===================================================================================================================================

TOTAL RETURN* (b)
    Net asset value                                          13.26%             -14.63%            -14.92%                 8.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $    226,840     $       121,120     $       51,287     $          94,111

Ratio of net expenses to average net assets *(c)              0.65%(c)            0.65%              0.65%                 0.70%(c)

Ratio of net investment income(loss) to average net
   assets*                                                    4.48%(c)            6.54%              5.81%                 4.17%(c)

Portfolio turnover rate (d)                                     32%                133%               195%                   21%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net assets(e)            0.77%(c)            0.93%              0.89%                 0.90%(c)

  Ratio of net investment income (loss) to average net
    assets                                                    4.36%(c)            6.26%              5.57%                 3.97%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

(e) Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.22% for the six months ended February 28, 2010 and 0.17%, 0.13%, 0.15% for the years ended August 31, 2009, and August 31, 2008 and the period September 21, 2006 through August 31, 2007, respectively.

See notes to financial statements.

80 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued

XRO | Claymore/Zacks Sector Rotation ETF

                                                FOR THE SIX MONTHS                                               FOR THE PERIOD
                                                             ENDED       FOR THE YEAR       FOR THE YEAR   SEPTEMBER 21, 2006**
PER SHARE OPERATING PERFORMANCE                  FEBRUARY 28, 2010              ENDED              ENDED                THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          (UNAUDITED)    AUGUST 31, 2009    AUGUST 31, 2008        AUGUST 31, 2007
==================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                  $      18.37     $        27.57    $         29.54     $            24.98
----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income(loss)(a)                            0.02               0.23               0.18                   0.17
    Net realized and unrealized gain (loss)
      on investments                                          2.31              (9.29)             (1.96)                  4.43
----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                       2.33              (9.06)             (1.78)                  4.60
----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM

    Net investment income                                    (0.17)             (0.14)             (0.14)(e)              (0.04)

    Return of Capital                                            -                  -              (0.05)(e)                  -
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                    (0.17)             (0.14)             (0.19)                 (0.04)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $      20.53     $        18.37    $         27.57     $            29.54
==================================================================================================================================
MARKET VALUE, END OF PERIOD                           $      20.52     $        18.35    $         27.55     $            29.61
==================================================================================================================================

TOTAL RETURN* (b)
    Net asset value                                          12.67%            -32.80%             -6.13%                 18.41%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $     21,570     $       26,647    $        97,910     $           65,010

Ratio of net expenses to average net assets*                  0.65%(c)           0.65%              0.65%                  0.72%(c)

Ratio of net investment income(loss) to average net
   assets*                                                    0.24%(c)           1.30%              0.60%                  0.64%(c)

Portfolio turnover rate (d)                                     29%               268%               167%                    47%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of total expenses to average net assets               1.22%(c)           0.96%              0.80%                  0.97%(c)

  Ratio of net investment income (loss) to average net
    assets                                                   -0.33%(c)           0.99%              0.45%                  0.39%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

(e) Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from return of capital.

See notes to financial statements.

                                      Semiannual Report | February 28, 2010 | 81

Claymore Exchange-Traded Fund Trust

NOTES TO FINANCIAL STATEMENTS | FEBRUARY 28, 2010 (unaudited)

Note 1 - ORGANIZATION:
Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is organized as an open-end, management investment company that was organized as a Delaware business trust on May 24, 2006.

At the end of the period, the Trust consisted of 16 portfolios. The following 12 portfolios have a semi-annual reporting period ended on February 28, 2010:

Claymore/Beacon Spin-Off ETF                                                           "Beacon Spin-Off"
Claymore/BNY Mellon BRIC ETF                                                           "BNY Mellon BRIC"
Claymore/BNY Mellon International Small Cap LDRs ETF           "BNY Mellon International Small Cap LDRs"
Claymore/Ocean Tomo Growth Index ETF                                                 "Ocean Tomo Growth"
Claymore/Ocean Tomo Patent ETF                                                       "Ocean Tomo Patent"
Claymore/Raymond James SB-1 Equity ETF                                       "Raymond James SB-1 Equity"
Claymore/Sabrient Defensive Equity Index ETF                                 "Sabrient Defensive Equity"
Claymore/Sabrient Insider ETF                                                         "Sabrient Insider"
Claymore/Sabrient Stealth ETF                                                         "Sabrient Stealth"
Claymore/Zacks Mid-Cap Core ETF                                                     "Zacks Mid-Cap Core"
Claymore/Zacks Multi-Asset Income Index ETF                                   "Zacks Multi-Asset Income"
Claymore/Zacks Sector Rotation ETF                                               "Zacks Sector Rotation"

Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

FUND                                                                                               INDEX
========================================================================================================
Beacon Spin-Off                                                                    Beacon Spin-Off Index
BNY Mellon BRIC                                        The Bank of New York Mellon BRIC Select ADR Index
BNY Mellon International Small Cap LDRs           The Bank of New York Mellon Small Cap Select ADR Index
Ocean Tomo Growth                                                  Ocean Tomo 300(R) Patent Growth Index
Ocean Tomo Patent                                                         Ocean Tomo 300(R) Patent Index
Raymond James SB-1 Equity                                                Raymond James SB-1 Equity Index
Sabrient Defensive Equity                                                Sabrient Defensive Equity Index
Sabrient Insider                                                        Sabrient Insider Sentiment Index
Sabrient Stealth                                                                  Sabrient Stealth Index
Zacks Mid-Cap Core                                                              Zacks Mid-Cap Core Index
Zacks Multi-Asset Income                                                  Zacks Multi-Asset Income Index
Zacks Sector Rotation                                                        Zacks Sector Rotation Index


Note 2 - ACCOUNTING POLICIES:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards CodificationTM ("ASC") as the single source of authoritative accounting principles reorganized by the FASB in preparation of financial statements in conformity with GAAP. The ASC superseded existing non-grandfathered, non-U.S. Securities and Exchange Commission ("SEC") accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance with the ASC carried an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The implementation of ASC did not have a material effect of the Fund's financial statements.

The following is a summary of the significant accounting policies followed by the Funds.

(a)  VALUATION  OF INVESTMENTS
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security's (or asset's) "fair value". Such "fair value" is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security,
(iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with ASC 820 Fair Value Measurements (formerly known as the Statement of Financial Accounting Standards ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Funds' investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010:


BEACON SPIN-OFF
===============================================================================
DESCRIPTION                      LEVEL 1    LEVEL 2       LEVEL 3        TOTAL
===============================================================================
(value in $000s)
Assets:
Common Stocks                   $ 12,630    $     -    $        -    $  12,630
Master Limited Partnerships          787          -             -          787
-------------------------------------------------------------------------------
Total                           $ 13,417    $     -    $        -    $  13,417
===============================================================================

82 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

BNY MELLON BRIC
==============================================================================
DESCRIPTION                        LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks:
  Consumer Discretionary        $   22,683   $      -     $     -  $   22,683
  Consumer Staples                  18,280          -           -      18,280
  Energy                           154,608          -           -     154,608
  Financials                        85,916          -           -      85,916
  Health Care                       12,309          -           -      12,309
  Industrials                       21,965      1,293           -      23,258
  Information Technology            77,177          -           -      77,177
  Materials                         95,812          -           -      95,812
  Telecommunications               112,448          -           -     112,448
  Utilities                         12,696          -           -      12,696
Preferred Stocks                   338,387          -           -     338,387
------------------------------------------------------------------------------
Total                           $  952,281   $  1,293     $     -  $  953,574
------------------------------------------------------------------------------

BNY MELLON INTERNATIONAL SMALL CAP LDRS
==============================================================================
DESCRIPTION                        LEVEL  1   LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $    5,863   $      -     $     -  $    5,863
------------------------------------------------------------------------------
Total                           $    5,863   $      -     $     -  $    5,863
------------------------------------------------------------------------------

OCEAN TOMO GROWTH
==============================================================================
DESCRIPTION                        LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $    5,972   $      -     $     -  $    5,972
Exchange-Traded Funds                   26          -           -          26
------------------------------------------------------------------------------
Total                           $    5,998   $      -     $     -  $    5,998
------------------------------------------------------------------------------

OCEAN TOMO PATENT
==============================================================================
DESCRIPTION                        LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $   15,678   $      -     $     -  $   15,678
Exchange-Traded Funds                   10          -           -          10
------------------------------------------------------------------------------
Total                           $   15,688   $      -     $     -  $   15,688
------------------------------------------------------------------------------

RAYMOND JAMES SB-1 EQUITY
==============================================================================
DESCRIPTION                        LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $   42,559   $      -     $     -  $   42,559
Master Limited Partnerships          3,097          -           -       3,097
------------------------------------------------------------------------------
Total                           $   45,656   $      -     $     -  $   45,656
------------------------------------------------------------------------------

SABRIENT DEFENSIVE EQUITY
==============================================================================
DESCRIPTION                        LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $   12,909   $      -     $     -  $   12,909
Master Limited Partnerships          1,646          -           -       1,646
Income Trusts                          147          -           -         147
------------------------------------------------------------------------------
Total                           $   14,702   $      -     $     -  $   14,702
------------------------------------------------------------------------------

SABRIENT INSIDER
==============================================================================
DESCRIPTION                        LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $   81,572   $      -     $     -  $   81,572
Master Limited Partnerships          3,674          -           -       3,674
------------------------------------------------------------------------------
Total                           $   85,246   $      -     $     -  $   85,246
------------------------------------------------------------------------------

SABRIENT STEALTH
==============================================================================
DESCRIPTION                        LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $    3,643   $      -     $     -  $    3,643
Royalty Trusts                         103          -           -         103
Master Limited Partnerships             75          -           -          75
Preferred Stocks                        15          -           -          15
------------------------------------------------------------------------------
Total                           $    3,836   $      -     $     -  $    3,836
------------------------------------------------------------------------------

ZACKS MID-CAP CORE
==============================================================================
DESCRIPTION                        LEVEL 1    LEVEL 2     LEVEL 3       TOTAL
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $    4,326   $      -     $     -  $    4,326
Master Limited Partnerships            409          -           -         409
------------------------------------------------------------------------------
Total                           $    4,735   $      -     $     -  $    4,735
------------------------------------------------------------------------------

Zacks Multi-Asset Income
===============================================================================
Description                        Level 1    Level 2     Level 3       Total
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $  157,343   $      -     $     -  $  157,343
Preferred Stocks                    18,601          -           -      18,601
Income Trusts                        2,799          -           -       2,799
Master Limited Partnerships         24,697          -           -      24,697
Closed-End Funds                    22,355          -           -      22,355
------------------------------------------------------------------------------
Total                           $  225,795   $      -     $     -  $  225,795
------------------------------------------------------------------------------

Zacks Sector Rotation
==============================================================================
Description                        Level 1    Level 2     Level 3       Total
==============================================================================
(value in $000s)
Assets:
Common Stocks                   $   21,586   $      -     $     -  $   21,586
------------------------------------------------------------------------------
Total                           $   21,586   $      -     $     -  $   21,586
------------------------------------------------------------------------------

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.

                                      Semiannual Report | February 28, 2010 | 83

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships ("MLPs") based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) DISTRIBUTIONS
The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions, except for Zacks Multi-Asset Income which will pay a quarterly distribution. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(d) SECURITY LENDING
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The net securities lending income earned by the Funds is disclosed on the Statement of Operations. None of the Funds had securities on loan as of February 28, 2010.

(e) SUBSEQUENT EVENTS
Effective August 31, 2009, the Funds adopted ASC 855, Subsequent Events ("ASC 855") (formerly known as FAS No. 165). ASC 855 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets and liabilities. ASC 855 is intended to establish general standards of accounting and for disclosure of events that occur after the statement of assets and liabilities date but before the financial statements are issued or are available to be issued. The Fund has performed an evaluation of subsequent events through April 26, 2010, which is the date the financial statements were issued.

Note 3 - INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the "Adviser"), the Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

FUND                                          RATE
==================================================
Beacon Spin-Off                              0.50%
BNY Mellon BRIC                              0.50%
Ocean Tomo Growth                            0.50%
Ocean Tomo Patent                            0.50%
Sabrient Defensive Equity                    0.50%
Sabrient Insider                             0.50%
Sabrient Stealth                             0.50%
Zacks Mid-Cap Core                           0.50%
Zacks Multi-Asset Income                     0.50%
Zacks Sector Rotation                        0.50%

Pursuant to the Agreement, each Fund pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

FUND                                          RATE
==================================================
BNY Mellon International Small Cap LDRs      0.45%
Raymond James SB-1 Equity                    0.75%

Out of the unitary management fee, the Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (such as expenses relating to a meeting of the Fund's shareholders).

On October 15, 2009, Guggenheim Partners LLC, ("Guggenheim"), a global diversified financial services firm, and Claymore Group Inc., parent of each Fund's Adviser, announced the completion of a previously announced merger. The closing of the transaction took place on October 14, 2009 ("The Effective Date"). This transaction resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction has not affected the daily operations of the Funds or the investment management activities of the Adviser.

Under the 1940 Act, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Adviser (the "Interim Advisory Agreement") with an initial expiration date of March 12, 2010.

With respect to Claymore/Raymond James SB-1 Equity Index ETF, the term of the Interim Advisory Agreement was extended until the earlier of (a) April 27, 2010 or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. The terms and conditions of the Interim Advisory Agreement continued in effect without change, except that the Adviser did not receive any compensation or reimbursement of its costs for services provided to the Fund under the Interim Advisory Agreement during this extension period.

84 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between each Fund and the Adviser (the "New Advisory Agreement") and recommended that each New Advisory Agreement be submitted to the shareholders of each Fund for their approval. Each New Advisory Agreement will have an initial term of one year. On January 12, 2010, shareholders of Beacon Spin-Off, BNY Mellon International Small Cap LDRs, Ocean Tomo Patent, Sabrient Defensive Equity, Sabrient Insider, Sabrient Stealth, and Zacks Mid-Cap Core approved the New Advisory Agreement on behalf of such Funds. On February 2, 2010, shareholders of Zacks Multi-Asset Income approved the New Advisory Agreement on behalf of the Fund. On February 18, 2010, shareholders of Ocean Tomo Growth and Zacks Sector Rotation approved the New Advisory Agreement on behalf of such Funds. March 3, 2010, shareholders of BNY Mellon BRIC approved the New Advisory Agreement on behalf of the Fund. On March 26, 2010, shareholder of Raymond James SB-1 Equity approved the New Advisory Agreement on behalf of the Fund. Thereafter, each New Advisory Agreement will continue in effect only if its continuance is approved by the Board of Trustees. Other than effective dates, there are no material differences between the terms of each New Advisory Agreement and those of each Advisory Agreement.

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund, except for Raymond James SB-1 Equity and BNY Mellon International Small Cap LDRs, whose Fund Administration fees are included under the unitary fee:

NET ASSETS                                              RATE
============================================================
First $200,000,000                                   0.0275%
Next $300,000,000                                    0.0200%
Next $500,000,000                                    0.0150%
Over $1,000,000,000                                  0.0100%

For the period ended February 28, 2010, each Fund recognized Fund Administration expenses and the Adviser waived Fund Administration expenses as follows:

                                   FUND ADMINISTRATION  FUND ADMINISTRATION
                                               EXPENSE       EXPENSE WAIVED
============================================================================
Beacon Spin-Off                       $          1,335        $       1,335
BNY Mellon BRIC                                 90,660                    -
Ocean Tomo Growth                                  383                  383
Ocean Tomo Patent                                1,436                1,436
Sabrient Defensive Equity                        2,224                2,224
Sabrient Insider                                 9,358                    -
Sabrient Stealth                                   515                  515
Zacks Mid-Cap Core                                 616                  616
Zacks Multi-Asset Income                        23,588                    -
Zacks Sector Rotation                            3,282                3,282

The Bank of New York Mellon ("BNY") acts as the Funds' custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

The Funds' Adviser has contractually agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including Raymond James SB-1 Equity and BNY Mellon International Small Cap LDRs, (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.60% of average net assets per year, at least until December 31, 2012. Amounts owed to each Fund from the Adviser are shown in the Statement of Assets and Liabilities. The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to the Fund's commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended February 28, 2010, the Adviser waived fees and assumed the following fees and expenses:

                                                                             POTENTIALLY RECOVERABLE EXPENSES
                                                                                       EXPIRING AUGUST 31,
==========================================================================================================================
                               ADVISORY FEES       EXPENSES
                                      WAIVED        ASSUMED            2010           2011            2012            2013
==========================================================================================================================

Beacon Spin-Off                   $   24,277      $  33,003      $  100,797      $ 117,832      $   94,574      $   57,280
BNY Mellon BRIC                        1,294              -          65,050         50,207         248,101           1,294
Ocean Tomo Growth                      6,963         34,976          71,741        104,622          84,045          41,939
Ocean Tomo Patent                     26,105         34,893         105,184        112,544         101,244          60,998
Sabrient Defensive Equity             40,439         19,882         104,563        121,993          99,869          60,321
Sabrient Insider                      75,356              -         117,082        119,878         110,947          75,356
Sabrient Stealth                       9,356         56,600         123,472        124,249         111,028          65,956
Zacks Mid-Cap Core                    11,197         47,823          70,541        107,240         106,771          59,020
Zacks Multi-Asset Income             106,047              -         143,284        149,173         150,415         106,047
Zacks Sector Rotation                 59,676          8,166         127,939        162,874         111,559          67,842

                                      Semiannual Report | February 28, 2010 | 85

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Certain officers of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

LICENSING FEE AGREEMENTS:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

FUND                                                             LICENSOR
==========================================================================
Beacon Spin-Off                                        Beacon Indexes LLC
BNY Mellon BRIC                               The Bank of New York Mellon
BNY Mellon International Small Cap LDRs       The Bank of New York Mellon
Ocean Tomo Growth                                 Ocean Tomo Capital, LLC
Ocean Tomo Patent                                 Ocean Tomo Capital, LLC
Raymond James SB-1 Equity                 Raymond James & Associates, Inc.
Sabrient Defensive Equity                           Sabrient Systems, LLC
Sabrient Insider                                    Sabrient Systems, LLC
Sabrient Stealth                                    Sabrient Systems, LLC
Zacks Mid-Cap Core                         Zacks Investment Research, Inc.
Zacks Multi-Asset Income                   Zacks Investment Research, Inc.
Zacks Sector Rotation                      Zacks Investment Research, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in Shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary fee.

Note 4 - FEDERAL INCOME TAXES:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At February 28, 2010, the cost of investments and unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

                                                                                          NET TAX
                                       COST OF       GROSS TAX         GROSS TAX        UNREALIZED
                               INVESTMENTS FOR      UNREALIZED        UNREALIZED      APPRECIATION
                                  TAX PURPOSES    APPRECIATION      DEPRECIATION    (DEPRECIATION)
===================================================================================================
Beacon Spin-Off                $    12,066,513 $     1,990,183 $       (639,206) $       1,350,977
BNY Mellon BRIC                  1,046,206,296      39,711,117     (132,343,224)       (92,632,107)
BNY Mellon International
   Small Cap LDRs                    6,127,262         188,456         (452,701)          (264,245)
Ocean Tomo Growth                    5,735,316         348,526          (85,646)           262,880
Ocean Tomo Patent                   16,256,376         615,964       (1,184,648)          (568,684)
Raymond James SB-1 Equity           42,907,851       7,442,854       (4,694,713)         2,748,141
Sabrient Defensive Equity           14,306,770       1,038,064         (642,360)           395,704
Sabrient Insider                    78,881,181       7,975,565       (1,610,843)         6,364,722
Sabrient Stealth                     3,907,069         211,829         (283,172)           (71,343)
Zacks Mid-Cap Core                   4,432,711         411,358         (109,517)           301,841
Zacks Multi-Asset Income           213,589,411      15,187,473       (2,982,337)        12,205,136
Zacks Sector Rotation               19,743,924       2,295,401         (453,101)         1,842,300

Tax components of the following balances as of August 31, 2009 (the most recent fiscal year end for federal income tax purposes), were as follows:

                                                                UNDISTRIBUTED
                                                                    LONG-TERM
                                             UNDISTRIBUTED             GAINS/
                                          ORDINARY INCOME/       (ACCUMULATED
                                              (ACCUMULATED          CAPITAL &
                                            ORDINARY LOSS)        OTHER LOSS)
=============================================================================
Beacon Spin-Off                               $    144,758  $    (12,704,050)
BNY Mellon BRIC                                  8,910,682      (131,567,703)
BNY Mellon International Small Cap LDRs             13,148        (2,855,691)
Ocean Tomo Growth                                   12,086          (588,732)
Ocean Tomo Patent                                   87,094          (886,377)
Raymond James SB-1 Equity                                -       (54,672,241)
Sabrient Defensive Equity                          289,409        (7,175,720)
Sabrient Insider                                   362,479       (14,712,895)
Sabrient Stealth                                     7,176       (10,855,356)
Zacks Mid-Cap Core                                       -        (2,219,807)
Zacks Multi-Asset Income                                 -       (49,772,862)
Zacks Sector Rotation                              186,561       (54,192,322)

At August 31, 2009, Ocean Tomo Patent had distributable long-term capital gains of $551.

DISTRIBUTIONS TO SHAREHOLDERS:
The tax character of distributions paid during the period ended August 31, 2009 (the most recent fiscal year end for federal income tax purposes) was as follows:

                                                           DISTRIBUTIONS PAID
                                                         FROM ORDINARY INCOME
=============================================================================
Beacon Spin-Off                                                $      256,800
BNY Mellon BRIC                                                    15,996,826
BNY Mellon International Small Cap LDRs                                53,100
Ocean Tomo Growth                                                       7,000
Ocean Tomo Patent                                                     132,900
Sabrient Defensive Equity                                             425,000
Sabrient Insider                                                      407,866
Sabrient Stealth                                                      166,042
Zacks Mid-Cap Core                                                     22,028
Zacks Multi-Asset Income                                            2,741,673
Zacks Sector Rotation                                                 283,010

                                                      DISTRIBUTIONS PAID FROM
                                                            RETURN OF CAPITAL
=============================================================================
Raymond James SB-1 Equity                                      $      114,603
Zacks Mid-Cap Core                                                     10,972
Zacks Multi-Asset Income                                            1,272,195

86 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At August 31, 2009, (the most recent fiscal year end for federal income tax purposes) for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.


                                                  CAPITAL LOSS    CAPITAL LOSS    CAPITAL LOSS
                                                      EXPIRING        EXPIRING        EXPIRING
                                                       IN 2015         IN 2016         IN 2017
==============================================================================================
Beacon Spin-Off                                      $       -    $     41,750   $   6,122,357
BNY Mellon BRIC                                              -         582,151      26,015,805
BNY Mellon International Small Cap LDRs                      -          35,516         672,056
Ocean Tomo Growth                                            -          14,284          11,895
Raymond James SB-1 Equity                                    -               -      33,491,360
Sabrient Defensive Equity                                    -         239,904       2,336,591
Sabrient Insider                                        28,269       1,378,798       5,712,748
Sabrient Stealth                                        35,224       3,606,209       5,415,545
Zacks Mid-Cap Core                                           -         121,302       1,079,851
Zacks Multi-Asset Income                                     -       7,675,096      13,856,561
Zacks Sector Rotation                                   86,545       3,469,117      35,883,155

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the period ended August 31, 2009 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer net capital losses as follows:

                                                            POST-OCTOBER
                                                                  LOSSES
========================================================================
Beacon Spin-Off                                         $      6,539,943
BNY Mellon BRIC                                              104,969,747
BNY Mellon International Small Cap LDRs                        2,148,119
Ocean Tomo Growth                                                562,553
Ocean Tomo Patent                                                886,928
Raymond James SB-1 Equity                                     21,180,881
Sabrient Defensive Equity                                      4,599,225
Sabrient Insider                                               7,593,080
Sabrient Stealth                                               1,798,378
Zacks Mid-Cap Core                                             1,018,654
Zacks Multi-Asset Income                                      28,241,205
Zacks Sector Rotation                                         14,753,505

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 - INVESTMENT TRANSACTIONS:
For the period ended February 28, 2010, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

                                                    PURCHASES           SALES
=============================================================================
Beacon Spin-Off                            $        1,693,563  $    1,810,269
BNY Mellon BRIC                                    40,725,839      48,571,817
BNY Mellon International Small Cap LDRs               865,898         613,448
Ocean Tomo Growth                                     228,497         242,075
Ocean Tomo Patent                                   1,475,470       1,513,070
Raymond James SB-1 Equity                           9,729,132       9,520,251
Sabrient Defensive Equity                           2,622,480       2,851,367
Sabrient Insider                                   12,969,132      13,083,085
Sabrient Stealth                                    1,869,045       1,903,997
Zacks Mid-Cap Core                                  1,044,395       1,009,469
Zacks Multi-Asset Income                           58,173,948      54,882,498
Zacks Sector Rotation                               6,974,003       7,112,150

For the period ended February 28, 2010, in-kind transactions were as follows:

                                                     PURCHASES           SALES
==============================================================================
Beacon Spin-Off                             $        3,769,121  $            -
BNY Mellon BRIC                                    246,886,528     145,675,972
BNY Mellon International Small Cap LDRs              6,657,232       5,852,786
Ocean Tomo Growth                                    4,701,288       1,093,582
Ocean Tomo Patent                                   10,126,983       1,054,943
Raymond James SB-1 Equity                           18,969,607      19,833,989
Sabrient Defensive Equity                            5,109,085       7,139,387
Sabrient Insider                                    63,868,582      42,190,447
Sabrient Stealth                                     3,910,073       3,882,336
Zacks Mid-Cap Core                                   4,052,592       4,497,978
Zacks Multi-Asset Income                           220,471,168     135,021,518
Zacks Sector Rotation                               22,344,039      30,085,343

Note 6 - CAPITAL:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - DISTRIBUTION AGREEMENT:
The Board of Trustees of the Trust has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

                                      Semiannual Report | February 28, 2010 | 87

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Note 8 - INDEMNIFICATIONS:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 - RECENT ACCOUNTING PRONOUNCEMENTS:
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

Note 10 - SUBSEQUENT EVENTS:
Subsequent to February 28, 2010, the Board of Trustees declared the following dividends payable on March 31, 2010 to shareholders of record on March 29, 2010. The dividend rates per common share were as follows:

FUND                                                            RATE
====================================================================
Zacks Multi-Asset Income                                  $    0.221

88 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust | SUPPLEMENTAL INFORMATIONL (unaudited)

TRUSTEES
The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.


NAME, ADDRESS*, YEAR      TERM OF OFFICE** PRINCIPAL OCCUPATIONS DURING                 NUMBER OF FUNDS IN
OF BIRTH AND POSITION(S)  AND LENGTH OF    THE PAST FIVE YEARS AND                      THE FUND COMPLEX***      OTHER DIRECTORSHIPS
HELD WITH REGISTRANT      TIME SERVED      OTHER AFFILIATIONS                           OVERSEEN BY TRUSTEE      HELD BY TRUSTEE
====================================================================================================================================
INDEPENDENT TRUSTEES:
====================================================================================================================================

Randall C. Barnes            Since 2006    Private Investor (2001-present). Formerly,               41           None
Year of Birth: 1951                        Senior Vice President and Treasurer,
Trustee                                    PepsiCo, Inc. (1993-1997), President, Pizza
                                           Hut International (1991-1993) and Senior
                                           Vice President, Strategic Planning and New
                                           Business Development (1987-1990) of PepsiCo,
                                           Inc. (1987-1997).
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg             Since 2006    Partner of Nyberg & Cassioppi, LLC, a law                44           None
Year of Birth: 1953                        firm specializing in corporate law, estate
Trustee                                    planning and business transactions
                                           (2000-present). Formerly, Executive Vice
                                           President, General Counsel and Corporate
                                           Secretary of Van Kampen Investments
                                           (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.        Since 2006    Retired. Formerly, Vice President, Manager               41           None
Year of Birth: 1958                        and Portfolio Manager of Nuveen Asset
Trustee                                    Management (1998-1999), Vice President of
                                           Nuveen Investment Advisory Corp. (1992-1999),
                                           Vice President and Manager of Nuveen Unit
                                           Investment Trusts (1991-1999), and Assistant
                                           Vice President and Portfolio Manager of
                                           Nuveen Unit Investment Trusts (1988-1999),
                                           each of John Nuveen & Co., Inc. (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------

*     Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532.

** This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

*** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

                                      Semiannual Report | February 28, 2010 | 89

Claymore Exchange-Traded Fund Trust | SUPPLEMENTAL INFORMATION (unaudited) continued

PRINCIPAL EXECUTIVE OFFICERS
The Principal Executive Officers of the Trust and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR OF     TERM OF OFFICE**
BIRTH AND POSITION(S)       AND LENGTH OF      PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
HELD WITH REGISTRANT        TIME SERVED        AND OTHER AFFILIATIONS
===============================================================================================================================
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
J. Thomas Futrell           Since 2008         Senior Managing Director and Chief Investment Officer of Claymore Advisors, LLC
Year of birth: 1955                            and Claymore Securities, Inc. Chief Executive Officer of certain other
Chief Executive Officer                        funds in the Fund Complex (2008-present); Formerly, Managing Director in charge of Research, Nuveen Asset Management (2000-2007).
-------------------------------------------------------------------------------------------------------------------------------
Steven M. Hill              Since 2006         Senior Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc.
Year of Birth: 1964                            (2005-present); Formerly, Chief Financial Officer of Claymore Group Inc.
Chief Accounting Officer,                      (2005-2006); Managing Director of Claymore Advisors, LLC and Claymore
Chief Financial Officer and                    Securities, Inc. (2003-2005); Formerly, Treasurer of Henderson Global Funds and
Treasurer                                      Operations Manager for Henderson Global Investors (NA) Inc., (2002-2003);
                                               Formerly, Managing Director, FrontPoint Partners LLC (2001-2002).
-------------------------------------------------------------------------------------------------------------------------------
Kevin M. Robinson           Since 2008         Senior Managing Director and General Counsel of Claymore Advisors, LLC, Claymore
Year of birth: 1959                            Securities, Inc. and Claymore Group, Inc. (2007-present). Chief Legal Officer of
Chief Legal Officer                            certain other funds in the Fund Complex. Formerly, Associate General Counsel
                                               and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).
-------------------------------------------------------------------------------------------------------------------------------
Bruce Saxon                 Since 2006         Vice President, Fund Compliance Officer of Claymore Group Inc. (2006-present).
Year of Birth: 1957                            Formerly, Chief Compliance Officer/Assistant Secretary of Harris Investment
Chief Compliance Officer                       Management, Inc. (2003-2006). Director-Compliance of Harrisdirect LLC
                                               (1999-2003).
-------------------------------------------------------------------------------------------------------------------------------
Melissa J. Nguyen           Since 2006         Vice President and Assistant General Counsel of Claymore Group Inc.
Year of Birth: 1978                            (2005-present). Secretary of certain funds in the Fund Complex; Formerly,
Secretary                                      Associate, Vedder Price P.C. (2003-2005).
-------------------------------------------------------------------------------------------------------------------------------
William H. Belden, III      Since 2006         Managing Director of Claymore Advisors, LLC (2005-present). Formerly, Vice
Year of Birth: 1965                            President of Product Management at Northern Trust Global Investments
Vice President                                 (1999-2005).
-------------------------------------------------------------------------------------------------------------------------------
Chuck Craig                 Since 2006         Managing Director (2006-present), Vice President (2003-2006) of Claymore
Year of Birth: 1967                            Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios,
Vice President                                 L.P. (1999-2003).
-------------------------------------------------------------------------------------------------------------------------------

*     Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

90 | Semiannual Report | February 28, 2010

Claymore Exchange-Traded Fund Trust

Trust INFORMATION |

BOARD OF TRUSTEES               OFFICERS                                   INVESTMENT ADVISER
Randall C. Barnes               J. Thomas Futrell                          Claymore Advisors, LLC
                                Chief Executive Officer                    Lisle, IL
Ronald A. Nyberg
                                Steven M. Hill                             DISTRIBUTOR
Ronald E. Toupin, Jr.           Chief Accounting Officer, Chief Finan-     Claymore Securities, Inc.
                                cial Officer and Treasurer                 Lisle, IL

                                Kevin M. Robinson                          ADMINISTRATOR
                                Chief Legal Officer                        Claymore Advisors, LLC
                                                                           Lisle, IL
                                Bruce Saxon
                                Chief Compliance Officer                   ACCOUNTING AGENT, CUSTODIAN
                                                                           AND TRANSFER AGENT
                                Melissa J. Nguyen
                                Secretary                                  The Bank of New York Mellon
                                                                           NewYork, NY
                                William H. Belden III
                                Vice President                             LEGAL COUNSEL
                                                                           Dechert LLP
                                Chuck Craig                                NewYork, NY
                                Vice President
                                                                           INDEPENDENT REGISTERED PUBLIC
                                                                           ACCOUNTING FIRM
                                                                           Ernst & Young LLP
                                                                           Chicago, IL

================================================================================
PRIVACY PRINCIPLES OF THE TRUST FOR SHAREHOLDERS
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

QUESTIONS CONCERNING YOUR SHARES OF THE TRUST?

o     If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling
(888) 949-3837, by visiting Claymore's website at www.claymore.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Claymore's website at www.claymore.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                                      Semiannual Report | February 28, 2010 | 91

Claymore Exchange-Traded Fund Trust

ABOUT THE TRUST ADVISER

CLAYMORE ADVISORS, LLC
Claymore Advisors, LLC manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Claymore entities have provided supervision, management and/or servicing on approximately $15.2 billion in assets as of February 28, 2010. Claymore currently offers exchange-traded funds, closed-end funds, and unit investment trusts.

PORTFOLIO MANAGEMENT
The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

CLAYMORE EXCHANGE-TRADED FUND TRUST OVERVIEW
The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company currently consisting of 16 separate exchange-traded "index funds" as of February 28, 2010. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND INCLUDING A DISCUSSION OF INVESTMENT OBJECTIVES, RISKS, ONGOING EXPENSES AND SALES CHARGES. IF A PROSPECTUS DID NOT ACCOMPANY THIS REPORT, YOU CAN OBTAIN ONE FROM YOUR FINANCIAL ADVISER, FROM OUR WEBSITE AT HTTP://WWW.CLAYMORE.COM OR BY CALLING
(888) 949-3837. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. THE STATEMENT OF ADDITIONAL INFORMATION THAT INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS ALSO AVAILABLE, WITHOUT CHARGE, UPON REQUEST VIA OUR WEBSITE AT HTTP://WWW.CLAYMORE.COM OR BY CALLING (888) 949-3837. ALL FUNDS ARE SUBJECT TO MARKET RISK AND SHARES WHEN SOLD MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN LOSE MONEY INVESTING IN THE FUNDS.

CLAYMORE SECURITIES, INC.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(04/10)
                         NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

                                                              CETFT-001-SAR-0210

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that based on such evaluation, the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3) Not Applicable.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and
Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:    /s/ J. Thomas Futrell
       -------------------------------------------------------------------------

Name:      J. Thomas Futrell

Title:     Chief Executive Officer

Date:      May 6, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ J. Thomas Futrell
       -------------------------------------------------------------------------

Name:      J. Thomas Futrell

Title:     Chief Executive Officer

Date:      May 6, 2010

By:    /s/ Steven M. Hill
       -------------------------------------------------------------------------

Name:      Steven M. Hill

Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      May 6, 2010